UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03373

SEGALL BRYANT & HAMILL TRUST

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Maggie Bull, Secretary
Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Segall Bryant & Hamill Small Cap Value Fund

(Ticker Symbol: Retail - SBRVX; Institutional - SBHVX)

Segall Bryant & Hamill Small Cap Growth Fund

(Ticker Symbol: Retail - WTSGX; Institutional - WISGX)

Segall Bryant & Hamill Small Cap Core Fund

(Ticker Symbol: Retail - SBHCX; Institutional - SBASX)

Segall Bryant & Hamill All Cap Fund

(Ticker Symbol: Retail - SBRAX; Institutional - SBHAX)

Segall Bryant & Hamill Emerging Markets Fund

(Ticker Symbol: Retail - SBHEX; Institutional - SBEMX)

Segall Bryant & Hamill International Small Cap Fund

(Ticker Symbol: Retail - SBHSX; Institutional - SBSIX)

Segall Bryant & Hamill Fundamental International Small Cap Fund

(Ticker Symbol: Retail - WTIFX; Institutional - WIIFX)

Segall Bryant & Hamill Global All Cap Fund

(Ticker Symbol: Retail - WTMVX; Institutional - WIMVX)

Segall Bryant & Hamill Workplace Equality Fund

(Ticker Symbol: Retail - WEQRX; Institutional - WEQIX)

Segall Bryant & Hamill Short Term Plus Fund

(Ticker Symbol: Retail - SBHPX; Institutional - SBAPX)

Segall Bryant & Hamill Plus Bond Fund

(Ticker Symbol: Retail - WTIBX; Institutional - WIIBX)

Segall Bryant & Hamill Quality High Yield Fund

(Ticker Symbol: Retail - WTLTX; Institutional - WILTX)

Segall Bryant & Hamill Municipal Opportunities Fund

(Ticker Symbol: Retail - WTTAX; Institutional - WITAX)

Segall Bryant & Hamill Colorado Tax Free Fund

(Ticker Symbol: Retail - WTCOX; Institutional - WICOX)

SEGALL BRYANT & HAMILL

SEMI-ANNUAL REPORT

JUNE 30, 2022

Table of Contents

SHAREHOLDER LETTER	1

FUND OVERVIEWS

Segall Bryant & Hamill Small Cap Value Fund	2

Segall Bryant & Hamill Small Cap Growth Fund	4

Segall Bryant & Hamill Small Cap Core Fund	6

Segall Bryant & Hamill All Cap Fund	8

Segall Bryant & Hamill Emerging Markets Fund	10

Segall Bryant & Hamill International Small Cap Fund	12

Segall Bryant & Hamill Fundamental International Small Cap Fund	14

Segall Bryant & Hamill Global All Cap Fund	16

Segall Bryant & Hamill Workplace Equality Fund	18

Segall Bryant & Hamill Short Term Plus Fund	20

Segall Bryant & Hamill Plus Bond Fund	22

Segall Bryant & Hamill Quality High Yield Fund	24

Segall Bryant & Hamill Municipal Opportunities Fund	26

Segall Bryant & Hamill Colorado Tax Free Fund	28

FUND EXPENSES	30

IMPORTANT DISCLOSURES	33

FINANCIAL STATEMENTS	36

Statements of Investments	36

Statements of Assets and Liabilities	90

Statements of Operations	94

Statements of Changes in Net Assets	98

Financial Highlights	103

Notes to Financial Statements	131

Semi-Annual Report | June 30, 2022 |

 Intentionally Left Blank

Segall Bryant & Hamill Funds	Shareholder Letter
June 30, 2022 (Unaudited)

Dear Fellow Shareholders:

As we mentioned in our year-end 2021 shareholder letter, we entered 2022 flush from one of the most profitable two-year periods in the history of U.S. financial markets. The increase in asset values across asset classes (including stocks, bonds, commodities, and real estate) was driven by an unprecedented combination of artificially low interest rates, which had been held low since the great financial crisis, and government financial stimulus to combat pandemic-related economic effects. It had been our view that this combination of monetary and fiscal stimulus could eventually produce a powerful countervailing force: inflation. This has indeed been the case.

The rapid rise of prices this year, first thought to be supply chain related and temporary, has proven to be more durable and incredibly tenacious. The war in Ukraine and general political turmoil across the globe have amplified the effects of monetary-driven inflation. We believe this dramatic rise in inflation has been the catalyst for global monetary policy change. The U.S. Federal Reserve (Fed) has already raised interest rates several times this year and other central banks have followed suit. Not unexpectedly, the prices of stocks and bonds, which had risen to extreme valuation levels, are being severely impaired by the dynamics of this monetary policy change.

Janice M. Teague Chair	Philip L. Hildebrandt, CFA
President

This revaluation of financial assets, as the returns in the first half of 2022 very amply demonstrated, produced market returns that were nearly uniformly negative across asset classes. One aspect of our fund performance during the first half that may seem counterintuitive to our long-term shareholders is that the funds did not display the superior downside capture they have historically shown in market declines. (Downside capture compares a portfolio’s performance to that of its benchmark in months in which the benchmark index declines in value.) We believe that the end of the old market policy, built as it was on the premise of an inexhaustible supply of low-cost funds from monetary authorities, will take time to play out. During this transition, identifying which companies will continue to thrive in the new order and those whose value was built solely on free money will take time to sort out.

As professional investors, we find that transitional markets such as this often create and uncover investment opportunities on which we can capitalize. Transitional markets are when disciplined, active investing can produce strong outcomes for our shareholders. Having said that, we are mindful that this is a time to protect capital rather than to aggressively seek to grow it. Does protecting capital mean engaging in wholesale selling of stocks and bonds? In short, we think not. It simply means adherence to our time-tested discipline. We remain focused on fundamental valuation to find mispriced opportunities.

We are also cognizant that periods of market dislocation as we’ve experienced this year can create doubt and uncertainty for investors. It is why we are so thankful for our strong shareholder base and the trust placed in us. Rest assured we will continue to work diligently every day to earn your trust.

1	Segall Bryant & Hamill did not solicit or pay a fee to participate in P&I’s Best Places to Work in Money Management survey.

The views of the authors and information discussed in the shareholder letter and manager commentaries are as February 18, 2022, are subject to change, and may not reflect the writers’ current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Segall Bryant & Hamill, Segall Bryant & Hamill Funds, nor any Segall Bryant & Hamill Fund accept any liability for losses either direct or consequential caused by the use of this information. Diversification cannot guarantee gain or prevent losses.

Semi-Annual Report | June 30, 2022 |	1

Segall Bryant & Hamill Small Cap Value Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fund Management

Mark T. Dickherber, CFA, CPA Portfolio Manager

Shaun P. Nicholson Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of December each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (SBRVX)	(17.46)%	(16.29)%	3.04%	5.85%	—	6.79%	12/9/19
Institutional Class (SBHVX)	(17.44)%	(16.26)%	3.15%	5.97%	—	6.93%	7/31/13
Russell 2000® Value Index	(17.31)%	(16.28)%	6.18%	4.89%	—	6.76%

Retail Class Annual Expense Ratio (per the current prospectus) — Total - 1.04%

Institutional Class Annual Expense Ratio (per the current prospectus) – Total - 0.97%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception is based on the performance of the Institutional Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

2	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Value Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Industrials	23.0%
Financials	13.9%
Information Technology	11.4%
Health Care	9.1%
Materials	7.6%
Real Estate	7.6%
Consumer Staples	7.4%
Utilities	6.2%
Energy	3.6%
Consumer Discretionary	3.3%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Stock Performance (12/31/2021 to 6/30/2022)

	Average	Contribution
5 Highest	Weight	to Return
Helmerich & Payne, Inc.	0.95	0.36
Mercury Systems, Inc.	1.32	0.26
Equity Commonwealth	4.31	0.24
Huron Consulting Group, Inc.	0.53	0.17
Dril-Quip, Inc.	1.01	0.16

Top Ten Holdings (as of 6/30/22)

Equity Commonwealth	5.1%
Coty, Inc.	4.2%
Progress Software Corp.	3.5%
NCR Corp.	2.9%
Hain Celestial Group, Inc. (The)	2.9%
ICU Medical, Inc.	2.7%
Compass Minerals International, Inc.	2.7%
SPX Corp.	2.6%
Orthofix Medical, Inc.	2.5%
Regal Rexnord Corp.	2.5%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

	Average	Contribution
5 Lowest	Weight	to Return
Regal Rexnord Corp.	2.92	-1.03
Glatfelter Corp.	1.43	-1.07
FARO Technologies, Inc.	1.53	-1.14
Compass Minerals International, Inc.	3.50	-1.19
Hain Celestial Group, Inc. (The)	3.34	-1.72

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 34 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2022 |	3

Segall Bryant & Hamill Small Cap Growth Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fund Management

Brian C. Fitzsimons, CFA Portfolio Manager

Mitch S. Begun, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTSGX)	(32.16)%	(30.49)%	7.71%	11.47%	—	9.53%	12/20/13
Institutional Class (WISGX)	(32.10)%	(30.35)%	7.88%	11.65%	—	9.79%	12/20/13
Russell 2000® Growth Index	(29.45)%	(33.43)%	1.40%	4.80%	—	5.97%

Retail Class Annual Expense Ratio (per the current prospectus) — Total: 1.03%

Institutional Class Annual Expense Ratio (per the current prospectus) — Total: 0.87%

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

4	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Growth Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Health Care	26.2%
Information Technology	26.2%
Industrials	16.6%
Consumer Discretionary	9.0%
Financials	7.6%
Materials	3.5%
Communication Services	3.1%
Real Estate	2.3%
Consumer Staples	1.7%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Stock Performance (12/31/2021 to 6/30/2022)

	Average	Contribution
5 Highest	Weight	to Return
Turning Point Therapeutics, Inc.	0.78	0.67
Anaplan, Inc.	1.27	0.52
Stryker Corp.	0.09	0.27
AeroVironment, Inc.	0.30	0.26
Ritchie Bros. Auctioneers Inc.	1.25	0.17
Top Ten Holdings (as of 6/30/22)
Silicon Laboratories, Inc.	2.4%
Tetra Tech, Inc.	2.3%
Sprout Social, Inc.	2.2%
Endava PLC	2.1%
Omnicell, Inc.	2.0%
Power Integrations, Inc.	1.9%
Option Care Health, Inc.	1.9%
MAXIMUS, Inc.	1.8%
Globus Medical, Inc.	1.8%
Turning Point Therapeutics, Inc.	1.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

	Average	Contribution
5 Lowest	Weight	to Return
Trupanion, Inc.	1.60	-1.02
Endava PLC	2.27	-1.12
Warby Parker, Inc.	1.08	-1.18
Goosehead Insurance, Inc.	1.40	-1.23
AZEK Co., Inc. (The)	1.69	-1.51

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 34 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2022 |	5

Segall Bryant & Hamill Small Cap Core Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fund Management

Jeffrey C. Paulis, CFA, Portfolio Manager

Mark T. Dickherber, CFA, CPA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns*

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (SBHCX)	(21.11)%	(15.15)%	8.56%	9.11%	10.13%	8.46%	12/31/19
Institutional Class (SBASX)	(21.02)%	(15.01)%	8.75%	9.29%	10.31%	8.63%	12/15/03
Russell 2000® Index	(23.43)%	(25.20)%	4.21%	5.17%	9.35%	7.66%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.35%, Net: 1.14%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.10%, Net: 0.99%

*	The quoted performance of the Fund reflects the past performance of Lower Wacker Small Cap Investment Fund, LLC (the “Partnership”), an unregistered limited partnership managed by the portfolio managers of the Fund. The Partnership was organized into the Institutional Class shares on December 31, 2019, the date the Fund commenced operations. The Fund has been managed in the same style since the Partnership’s inception on December 15, 2003. The Fund’s annual returns and long-term performance reflect the actual fees and expenses that were charged when the Fund was a limited partnership. From its inception on December 15, 2003 through December 31, 2019, the Partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the Fund’s performance.

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

6	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Core Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Industrials	21.7%
Information Technology	19.4%
Health Care	12.0%
Consumer Discretionary	9.8%
Materials	8.4%
Financials	8.0%
Consumer Staples	4.9%
Energy	3.7%
Real Estate	2.3%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Stock Performance (12/31/2021 to 6/30/2022)

	Average	Contribution
5 Highest	Weight	to Return
Anaplan, Inc.	0.96	0.27
Devon Energy Corp.	2.33	0.26
Vocera Communications, Inc.	0.39	0.23
Agilysys, Inc.	0.74	0.14
BWX Technologies, Inc.	0.76	0.09

Top Ten Holdings (as of 6/30/22)

Devon Energy Corp.	2.3%
KBR, Inc.	2.3%
Carlisle Cos., Inc.	2.1%
EnPro Industries, Inc.	1.9%
Tenable Holdings, Inc.	1.9%
Seacoast Banking Corp. of Florida	1.9%
WNS Holdings, Ltd.	1.9%
Graphic Packaging Holding Co.	1.9%
Pure Storage, Inc.	1.8%
Silicon Laboratories, Inc.	1.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

	Average	Contribution
5 Lowest	Weight	to Return
Under Armour, Inc.	0.82	-0.63
Pegasystems Inc.	0.83	-0.68
Endava PLC	1.55	-0.73
Regal Rexnord Corp.	2.33	-0.80
Hain Celestial Group, Inc. (The)	1.97	-0.91

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 34 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2022 |	7

Segall Bryant & Hamill All Cap Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fund Management

Ralph M. Segall, CFA, CIC Portfolio Manager

Suresh Rajagopal, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (SBRAX)	(21.95)%	(12.30)%	11.21%	11.16%	—	10.14%	12/9/19
Institutional Class (SBHAX)	(21.90)%	(12.30)%	11.28%	11.27%	—	10.28%	7/31/13
Russell 3000® Index	(21.10)%	(13.87)%	9.77%	10.60%	—	11.08%

Retail Class Annual Expense Ratio (per the current prospectus) — Total: 0.83%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.87%, Net: 0.84%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception is based on the performance of the Institutional Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% and 0.84% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

8	| www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Information Technology	19.4%
Health Care	17.7%
Financials	16.2%
Industrials	12.1%
Consumer Discretionary	10.9%
Consumer Staples	6.1%
Energy	5.6%
Communication Services	5.4%
Materials	4.7%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Stock Performance (12/31/2021 to 6/30/2022)

	Average	Contribution
5 Highest	Weight	to Return
McKesson Corp.	1.84	0.50
Suncor Energy, Inc.	1.43	0.35
Quanta Services, Inc.	3.16	0.31
Perrigo Co. PLC	0.62	0.22
Chevron Corp.	2.19	0.19

Top Ten Holdings (as of 6/30/22)

Microsoft Corp.	4.6%
Alphabet, Inc.	4.1%
Quanta Services, Inc.	3.6%
UnitedHealth Group, Inc.	3.0%
Raytheon Technologies Corp.	2.8%
Visa, Inc.	2.6%
Reinsurance Group of America, Inc.	2.6%
Globe Life, Inc.	2.6%
Amazon.com, Inc.	2.4%
Catalent, Inc.	2.4%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

	Average	Contribution
5 Lowest	Weight	to Return
Alphabet, Inc.	4.18	-1.03
Microsoft Corp.	4.66	-1.03
Amazon.com, Inc.	2.84	-1.13
Zebra Technologies Corp.	1.88	-1.25
Marvell Technology, Inc.	2.65	-1.61

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 34 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2022 |	9

Segall Bryant & Hamill Emerging Markets Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fund Management

Scott E. Decatur, Ph.D. Portfolio Manager

Nicholas C. Fedako, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class* (SBHEX)	(14.36)%	(20.82)%	0.46%	1.59%	2.83%	1.00%	6/30/14
Institutional Class** (SBEMX)	(14.43)%	(20.73)%	0.60%	1.75%	3.01%	1.19%	6/30/11
MSCI Emerging Markets Index	(17.63)%	(25.29)%	0.57%	2.18%	3.06%	1.17%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.86%, Net: 1.38%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.69%, Net: 1.23%

*	Formerly Class A.

**	Formerly Class I.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception is based on the performance of the Institutional Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.38% and 1.23% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in foreign companies are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility.

10	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Financials	21.2%
Information Technology	18.6%
Consumer Discretionary	15.2%
Communication Services	10.2%
Materials	8.7%
Consumer Staples	5.7%
Industrials	5.6%
Energy	5.4%
Health Care	3.7%
Utilities	2.8%
Real Estate	1.8%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Stock Performance (12/31/2021 to 6/30/2022)

	Average	Contribution
5 Highest	Weight	to Return
Alinma Bank	0.31	0.28
Triveni Engineering and Industries, Ltd.	0.35	0.23
Sasol, Ltd.	0.34	0.18
Tongwei Group Co., Ltd.	0.14	0.17
Daqo New Energy Corp.	0.21	0.15

Top Ten Holdings (as of 6/30/22)

Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Tencent Holdings, Ltd.	3.3%
Samsung Electronics Co., Ltd.	2.3%
Alibaba Group Holding, Ltd.	2.3%
Bank of China, Ltd.	1.4%
Riyad Bank	1.1%
China Construction Bank Corp.	1.1%
Vale S.A.	1.1%
Zhongsheng Group Holdings, Ltd.	1.1%
China Tower Corp., Ltd.	1.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

	Average	Contribution
5 Lowest	Weight	to Return
Surgutneftegas PJSC	0.15	-0.42
Tencent Holdings, Ltd.	3.18	-0.66
Gazprom PJSC	0.23	-0.70
Samsung Electronics Co., Ltd.	2.92	-1.03
Taiwan Semiconductor Manufacturing Co., Ltd.	5.72	-1.87

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 34 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2022 |	11

Segall Bryant & Hamill International Small Cap Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fund Management

Scott E. Decatur, Ph.D. Portfolio Manager

Nicholas C. Fedako, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class* (SBHSX)	(18.25)%	(18.61)%	(1.38)%	(2.80)%	5.16%	3.19%	6/30/14
Institutional Class** (SBSIX)	(18.21)%	(18.54)%	(1.23)%	(2.60)%	5.38%	3.41%	5/31/11
MSCI EAFE Small Cap Index	(24.71)%	(23.98)%	1.12%	1.72%	7.18%	4.37%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.36%, Net: 1.18%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.13%, Net: 1.03%

*	Formerly Class A.

**	Formerly Class I.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception is based on the performance of the Institutional Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.18% and 1.03% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in large-cap funds.

Investing in foreign companies are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility.

12	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Industrials	21.9%
Consumer Discretionary	12.0%
Real Estate	11.5%
Financials	10.9%
Information Technology	9.6%
Materials	9.5%
Health Care	6.6%
Consumer Staples	6.5%
Communication Services	4.3%
Utilities	3.0%
Energy	2.9%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Stock Performance (12/31/2021 to 6/30/2022)

	Average	Contribution
5 Highest	Weight	to Return
New Hope Corp., Ltd.	0.65	0.29
u-blox Holding A.G.	0.69	0.21
Cosmo Energy Holdings Co., Ltd.	0.68	0.20
Inabata & Co., Ltd.	0.15	0.19
Rheinmetall A.G.	0.18	0.19
Top Ten Holdings (as of 6/30/22)

Scandinavian Tobacco Group A/S	1.1%
u-blox Holdings A.G.	1.0%
Redrow PLC	1.0%
Computacenter PLC	1.0%
MIRAI Corp.	1.0%
Galenica A.G.	0.9%
GrainCorp, Ltd.	0.9%
Vistry Group PLC	0.9%
Incitec Pivot, Ltd.	0.9%
Television Franchaise 1	0.9%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

	Average	Contribution
5 Lowest	Weight	to Return
Vistry Group PLC	0.92	-0.33
ITV PLC	0.69	-0.35
Redrow PLC	1.01	-0.41
Getinge A.B.	0.91	-0.47
Royal Mail PLC	0.78	-0.54

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 34 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2022 |	13

Segall Bryant & Hamill Fundamental International Small Cap Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fund Management

John C. Fenley, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTIFX)	(36.47)%	(35.40)%	2.18%	4.75%	5.07%	5.10%	12/15/99
Institutional Class (WIIFX)	(36.40)%	(35.32)%	2.34%	4.91%	5.18%	5.15%	4/29/16
MSCI ACWI ex USA Small Cap Index	(22.92)%	(22.45)%	2.94%	2.55%	6.22%	6.06%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.51%, Net: 1.25%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.36%, Net: 1.10%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.25% and 1.10% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

14	| www.sbhfunds.com

Segall Bryant & Hamill Fundamental International Small Cap Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Industrials	29.5%
Information Technology	26.6%
Consumer Discretionary	23.4%
Financials	9.3%
Consumer Staples	2.6%
Health Care	1.6%
Communication Services	1.3%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Stock Performance (12/31/2021 to 6/30/2022)

	Average	Contribution
5 Highest	Weight	to Return
Clipper Logistics PLC	3.41	0.32
Razer, Inc.	1.29	0.21
PAX Global Technology, Ltd.	2.66	0.08
Yifeng Pharmacy Chain Co., Ltd.	1.22	0.05
Mercell Holding A.S.A.	0.80	0.03

Top Ten Holdings (as of 6/30/22)

Constellation Software, Inc.	6.2%
Victoria PLC	4.7%
Brodrene A. & O. Johansen A/S	4.3%
Fluidra S.A.	4.2%
Evolution Gaming Group A.B.	3.9%
GFL Environmental, Inc.	3.8%
BayCurrent Consulting, Inc.	3.7%
Topicus.com, Inc.	3.6%
Strike Co., Ltd.	3.6%
Epsilon Net S.A.	3.5%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

	Average	Contribution
5 Lowest	Weight	to Return
Strike Co., Ltd.	3.61	-1.76
Instalco A.B.	3.17	-1.81
Cherry A.G.	2.18	-2.00
Victoria PLC	3.65	-3.14
Brodrene A. & O. Johansen A/S	5.78	-3.42

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 34 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2022 |	15

Segall Bryant & Hamill Global All Cap Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fund Management

Suresh Rajagopal, CFA Portfolio Manager

Ralph M. Segall, CFA, CIC Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTMVX)	(22.41)%	(13.79)%	3.12%	4.54%	7.45%	7.97%	6/1/88
Institutional Class (WIMVX)	(22.28)%	(13.64)%	3.25%	4.68%	7.63%	8.04%	9/28/07
MSCI World Index	(20.51)%	(14.34)%	7.00%	7.67%	9.51%	7.11%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.18%, Net: 0.89%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.17%, Net: 0.74%

Please note that for longer term performance numbers, prior to April 29, 2016 the Fund was known as the Westcore Blue Chip Dividend Fund, prior to April 30, 2018 the Fund was known as the Westcore Global Large-Cap Dividend Fund, and prior to September 19, 2020 the Fund was known as the Segall Bryant & Hamill Global Large Cap Fund.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.89% and 0.74% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investments in foreign companies are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility.

16	| www.sbhfunds.com

Segall Bryant & Hamill Global All Cap Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Information Technology	22.6%
Health Care	17.8%
Consumer Discretionary	13.9%
Financials	11.5%
Industrials	11.2%
Consumer Staples	6.8%
Energy	5.0%
Materials	4.3%
Communication Services	3.3%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Stock Performance (12/31/2021 to 6/30/2022)

	Average	Contribution
5 Highest	Weight	to Return
Suncor Energy, Inc.	1.69	0.40
McKesson Corp.	1.32	0.28
Quanta Services, Inc.	2.57	0.28
Perrigo Co. PLC	0.75	0.26
Dollarama, Inc.	1.75	0.21

Top Ten Holdings (as of 6/30/22)

Microsoft Corp.	4.4%
Alphabet, Inc.	3.3%
Quanta Services, Inc.	3.1%
UnitedHealth Group, Inc.	2.8%
Linde PLC	2.7%
Visa, Inc.	2.7%
Diageo PLC	2.5%
JPMorgan Chase & Co.	2.5%
Globe Life, Inc.	2.4%
Aon PLC	2.3%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

	Average	Contribution
5 Lowest	Weight	to Return
AZEK Co., Inc. (The)	0.90	-0.84
ASML Holding N.V.	1.82	-0.85
Amazon.com, Inc.	2.35	-0.92
Microsoft Corp.	4.46	-0.98
Marvell Technology, Inc.	2.63	-1.52

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 34 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2022 |	17

Segall Bryant & Hamill Workplace Equality Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fund Management

Suresh Rajagopal, CFA Portfolio Manager            John N. Roberts, Esq. Portfolio Manager

William J. Barritt, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WEQRX)	(23.00)%	(15.54)%	3.27%	7.43%	8.79%	8.47%	6/1/88
Institutional Class (WEQIX)	(22.91)%	(15.46)%	3.41%	7.62%	9.00%	8.55%	9/28/07
Russell 1000® Index	(20.94)%	(13.04)%	10.17%	11.00%	12.82%	10.50%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.28%, Net: 0.89%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.26%, Net: 0.74%

Please note that for the longer term performance numbers, prior to April 29, 2016 the Fund was known as the Westcore Growth Fund, prior to April 30, 2018, the Fund was known as the Westcore Large Cap Dividend Fund, and prior to May 1, 2019 the Fund was known as the Segall Bryant & Hamill Large Cap Dividend Fund.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.89% and 0.74% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

18	| www.sbhfunds.com

Segall Bryant & Hamill Workplace Equality Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Information Technology	26.9%
Health Care	16.6%
Financials	11.1%
Industrials	10.0%
Consumer Discretionary	9.7%
Communication Services	7.1%
Consumer Staples	5.6%
Energy	4.3%
Materials	3.0%
Real Estate	2.9%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Stock Performance (12/31/2021 to 6/30/2022)

	Average	Contribution
5 Highest	Weight	to Return
McKesson Corp.	1.96	0.47
Chevron Corp.	2.15	0.24
Raytheon Technologies Corp.	2.55	0.21
UnitedHealth Group, Inc.	2.86	0.10
Reinsurance Group of America, Inc.	1.76	0.10

Top Ten Holdings (as of 6/30/22)

Microsoft Corp.	5.4%
Alphabet, Inc.	4.9%
UnitedHealth Group, Inc.	3.2%
Visa, Inc. - Class A	3.1%
Raytheon Technologies Corp.	2.9%
Apple, Inc.	2.7%
Danaher Corp.	2.7%
Amazon.com, Inc.	2.6%
Keysight Technologies, Inc.	2.4%
JPMorgan Chase & Co.	2.3%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

	Average	Contribution
5 Lowest	Weight	to Return
Applied Materials, Inc.	2.02	-0.95
NVIDIA Corp.	1.92	-1.04
Microsoft Corp.	5.34	-1.17
Alphabet, Inc.	5.06	-1.22
Amazon.com, Inc.	3.55	-1.38

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 34 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2022 |	19

Segall Bryant & Hamill Short Term Plus Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks to provide current income and competitive total return.

Fund Management

James D. Dadura, CFA Portfolio Manager

Gregory C. Hosbein, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (SBHPX)	(2.58)%	(3.05)%	0.16%	—	—	0.82%	3.16%	12/14/18
Institutional Class (SBAPX)	(2.63)%	(2.97)%	0.26%	—	—	0.91%	3.25%	12/14/18
Bloomberg U.S. Government/	(3.10)%	(3.56)%	0.31%	—	—	1.17%
Credit 1-3 Year Index

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.80%, Net: 0.49%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.68%, Net: 0.40%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 3.11% for the Retail Class and 3.02% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.49% and 0.40% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Fixed Income Risks: Fixed income Funds invest in bonds which entails interest rate risk and credit risk.

20	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Industrial	60.3%
Utility	15.1%
U.S. Treasury Bonds & Notes	11.0%
Municipal Bonds	5.7%
Finance	4.5%
Commercial Mortgage-Backed Securities	1.0%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Corporate Holdings (as of 6/30/22)

Ball Corp.	2.2%
Weyerhaeuser Co.	2.1%
Delta Air Lines Pass Thru Trust	2.1%
Vistra Operations Co., LLC.	2.0%
Graphic Packaging International, Inc.	2.0%
Amphenol Corp.	2.0%
General Motors Financial Co., Inc.	2.0%
Kinder Morgan, Inc.	1.9%
Georgia Power Co.	1.9%
NextEra Energy Capital Holdings, Inc.	1.9%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

Semi-Annual Report | June 30, 2022 |	21

Segall Bryant & Hamill Plus Bond Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks to acheive long-term total rate of return consistent with preservation of capital.

Fund Management

Troy A. Johnson, CFA Portfolio Manager        Darren G. Hewitson, CFA Portfolio Manager

Kenneth A. Harris, CFA Portfolio Manager      Gregory M. Shea, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (WTIBX)	(11.21)%	(11.06)%	(0.66)%	1.12%	1.94%	5.35%	4.06%	6/1/88
Institutional Class (WIIBX)	(11.17)%	(10.95)%	(0.55)%	1.27%	2.08%	5.41%	4.22%	9/28/07
Bloomberg U.S. Aggregate Bond Index	(10.35)%	(10.28)%	(0.94)%	0.88%	1.54%	5.60%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.67%, Net: 0.55%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.51%, Net: 0.40%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 4.01% for the Retail Class and 4.15% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.55% and 0.40% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Segall Bryant & Hamill Plus Bond Fund may invest in high-yield/high-risk bonds which are subject to greater levels of liquidity risk. Additionally, investing in bonds entails interest rate risk and credit risk.

22	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Industrial	34.7%
Mortgage-Backed Securities Passthrough	21.3%
U.S. Treasury Bonds & Notes	14.8%
Finance	9.9%
Municipal Bonds	8.8%
Utility	5.2%
Asset Backed Securities	3.6%
Residential Mortgage-Backed Securities	0.3%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Corporate Holdings (as of 6/30/22)

SBA Tower Trust	1.2%
American Airlines, Inc.	1.2%
Wells Fargo & Co.	1.1%
JPMorgan Chase & Co.	1.1%
PDC Energy, Inc.	0.9%
Capital One Financial Corp.	0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.	0.9%
Silgan Holdings, Inc.	0.9%
Ford Motor Credit Co. LLC	0.8%
General Motors Financial Co., Inc.	0.8%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

Semi-Annual Report | June 30, 2022 |	23

Segall Bryant & Hamill Quality High Yield Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks to achieve long-term total rate of return consistent with preservation of capital.

Fund Management

Troy A. Johnson, CFA Portfolio Manager

Gregory M. Shea, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (WTLTX)	(12.13)%	(11.04)%	0.17%	1.72%	3.78%	6.61%	6.11%	6/1/88
Institutional Class (WILTX)	(12.10)%	(10.93)%	0.30%	1.85%	3.95%	6.67%	6.27%	9/28/07
Bloomberg U.S. High Yield 2% Issuer Capped Index	(14.20)%	(12.82)%	0.18%	2.09%	4.47%	N/A
Bloomberg U.S. Corporate High Yield Ba Index	(13.86)%	(12.27)%	1.24%	2.76%	4.76%	7.83%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.88%, Net: 0.85%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.76%, Net: 0.70%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 6.10% for the Retail Class and 6.23% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.85% and 0.70% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Segall Bryant & Hamill Quality High Yield Fund may invest in high-yield/high-risk bonds which are subject to greater levels of liquidity risk. Additionally, investing in bonds entail interest rate risk and credit risk.

24	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Industrial	83.3%
Finance	11.4%
Utility	4.3%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/22)

PDC Energy, Inc.	3.4%
AmeriGas Partners LP/AmeriGas Financial Corp.	2.9%
Compass Minerals International, Inc.	2.7%
Occidental Petroleum Corp.	2.5%
Range Resources Corp.	2.5%
Lamar Media Corp.	2.4%
Cedar Fair LP	2.4%
Provident Funding Associates LP/PFG Finance Corp.	2.3%
IIP Operating Parternship LP	2.3%
KB Home	2.1%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

Semi-Annual Report | June 30, 2022 |	25

Segall Bryant & Hamill Municipal Opportunities Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks income exempt from Federal income taxes.

Fund Management

Nicholas J. Foley Portfolio Manager

Kenneth A. Harris, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (WTTAX)	(10.23)%	(9.70)%	0.14%	1.92%	—	2.90%	2.86%	12/16/16
Institutional Class (WITAX)	(10.15)%	(9.48)%	0.33%	2.08%	—	3.07%	3.01%	12/16/16
Bloomberg U.S. 1-15 Year	(6.81)%	(6.53)%	0.12%	1.46%	—	2.04%
Municipal Bond Index

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.74%, Net: 0.65%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.57%, Net: 0.50%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 2.58% for the Retail Class and 2.96% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65% and 0.50% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Municipal bond fund income may be subject to state and local income taxes and the alternative minimum tax. Capital gains, if any, will be subject to capital gains tax.

Investments in municipal bonds are subject to interest rate risk, or the risk that the bonds will decline in value because of changes in market interest rates.

26	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Revenue	62.6%
General Obligation	10.1%
Local Authority	7.9%
Variable Rate Demand Note	6.8%
U.S. Treasury Bonds & Notes	3.4%
Corporate Bonds	3.0%
Certificate Participation	0.2%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/22)

New York City Municipal Water Finance Authority	3.4%
Charlotte-Mecklenburg Hospital Authority (The)	3.4%
IPMI 3 LLC	3.0%
County of Santa Cruz California Tax and Revenue Anticipation Notes	2.8%
New York State Housing Finance Agency	2.7%
Utah Infrastructure Agency	2.5%
Salt Lake City Utah Airport	2.4%
California Municipal Finance Authority	2.3%
Port of Seattle Washington	2.2%
Indiana Finance Authority Environmental Refunding	2.2%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

Semi-Annual Report | June 30, 2022 |	27

Segall Bryant & Hamill Colorado Tax Free Fund	Fund Overview
June 30, 2022 (Unaudited)

Investment Objective

The Fund seeks income exempt from both federal and Colorado state personal income taxes.

Fund Management

Nicholas J. Foley Portfolio Manager

Kenneth A. Harris, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 33.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (WTCOX)	(8.47)%	(8.03)%	(0.03)%	1.42%	2.02%	4.08%	2.62%	6/1/91
Institutional Class (WICOX)	(8.45)%	(7.94)%	0.11%	1.56%	2.11%	4.11%	2.77%	4/29/16
Bloomberg U.S. 1-15 Year	(6.81)%	(6.53)%	0.12%	1.47%	2.08%	N/A
Municipal Bond Index

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.68%, Net: 0.65%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.52%, Net: 0.50%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 2.61% for the Retail Class and 2.74% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2023, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65% and 0.50% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Segall Bryant & Hamill Colorado Tax Free Fund invests primarily in instruments issued by or on behalf of one state and generally will be more volatile and loss of principal could be greater due to state specific risk.

Municipal bond fund income may be subject to state and local income taxes and the alternative minimum tax. Capital gains, if any, will be subject to capital gains tax.

Investments in municipal bonds are subject to interest rate risk, or the risk that the bonds will decline in value because of changes in market interest rates.

28	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Fund Overview
June 30, 2022 (Unaudited)

Sector Allocation (as of 6/30/22)

Revenue	44.8%
General Obligation	22.7%
Certificate Participation	19.5%
Local Authority	3.4%
Variable Rate Demand Note	2.4%
Prerefunded	0.5%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/22)

Colorado Health Facilities Authority	7.2%
City and County of Denver Colorado	6.9%
Wheat Ridge Colorado Urban Renewal	4.1%
Colorado Educational & Cultural Facilities Authority	4.0%
City of Colorado Springs Colorado Utilities System	3.1%
Park Creek Metropolitan District	2.8%
Berthoud Colorado COP	2.7%
Denver Colorado City and County COP	2.6%
Central Platte Valley Metropolitan District	2.5%
Crested Butte Colorado Fire Protection	2.3%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

Semi-Annual Report | June 30, 2022 |	29

Segall Bryant & Hamill Funds	Fund Expenses
June 30, 2022 (Unaudited)

	Beginning Account	Ending Account
	Value	Value	Expense	Expenses Paid
	January 1, 2022	June 30, 2022	Ratio(a)	During Period(b)
Segall Bryant & Hamill Small Cap Value Fund
Retail
Based on Actual Fund Return	$1,000.00	$825.40	1.05%	$4.75
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.59	1.05%	$5.26
Institutional
Based on Actual Fund Return	$1,000.00	$825.60	0.96%	$4.35
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.03	0.96%	$4.81

Segall Bryant & Hamill Small Cap Growth Fund
Retail
Based on Actual Fund Return	$1,000.00	$678.40	1.05%	$4.37
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.59	1.05%	$5.26
Institutional
Based on Actual Fund Return	$1,000.00	$679.00	0.88%	$3.66
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.43	0.88%	$4.41

Segall Bryant & Hamill Small Cap Core Fund
Retail
Based on Actual Fund Return	$1,000.00	$788.90	1.14%	$5.06
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.14	1.14%	$5.71
Institutional
Based on Actual Fund Return	$1,000.00	$789.80	0.99%	$4.39
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.89	0.99%	$4.96

Segall Bryant & Hamill All Cap Fund
Retail
Based on Actual Fund Return	$1,000.00	$780.50	0.86%	$3.80
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.53	0.86%	$4.31
Institutional
Based on Actual Fund Return	$1,000.00	$781.00	0.84%	$3.71
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.63	0.84%	$4.21

Segall Bryant & Hamill Emerging Markets Fund
Retail
Based on Actual Fund Return	$1,000.00	$856.40	1.38%	$6.35
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.95	1.38%	$6.90
Institutional
Based on Actual Fund Return	$1,000.00	$855.70	1.23%	$5.66
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.70	1.23%	$6.16

Segall Bryant & Hamill International Small Cap Fund
Retail
Based on Actual Fund Return	$1,000.00	$817.50	1.18%	$5.32
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.94	1.18%	$5.91
Institutional
Based on Actual Fund Return	$1,000.00	$817.90	1.03%	$4.64
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.69	1.03%	$5.16

Segall Bryant & Hamill Fundamental International Small Cap Fund
Retail
Based on Actual Fund Return	$1,000.00	$635.30	1.25%	$5.07
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	1.25%	$6.26
Institutional
Based on Actual Fund Return	$1,000.00	$636.00	1.10%	$4.46
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.34	1.10%	$5.51

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Segall Bryant & Hamill Funds	Fund Expenses
June 30, 2022 (Unaudited)

	Beginning Account	Ending Account
	Value	Value	Expense	Expenses Paid
	January 1, 2022	June 30, 2022	Ratio(a)	During Period(b)
Segall Bryant & Hamill Global All Cap Fund
Retail
Based on Actual Fund Return	$1,000.00	$775.90	0.89%	$3.92
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.38	0.89%	$4.46
Institutional
Based on Actual Fund Return	$1,000.00	$777.20	0.74%	$3.26
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.12	0.74%	$3.71

Segall Bryant & Hamill Workplace Equality Fund
Retail
Based on Actual Fund Return	$1,000.00	$770.00	0.89%	$3.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.38	0.89%	$4.46
Institutional
Based on Actual Fund Return	$1,000.00	$770.90	0.74%	$3.25
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.12	0.74%	$3.71

Segall Bryant & Hamill Short Term Plus Fund
Retail
Based on Actual Fund Return	$1,000.00	$974.20	0.49%	$2.40
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
Institutional
Based on Actual Fund Return	$1,000.00	$973.70	0.40%	$1.96
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.81	0.40%	$2.01

Segall Bryant & Hamill Plus Bond Fund
Retail
Based on Actual Fund Return	$1,000.00	$887.90	0.55%	$2.57
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
Institutional
Based on Actual Fund Return	$1,000.00	$888.30	0.40%	$1.87
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.81	0.40%	$2.01

Segall Bryant & Hamill Quality High Yield Fund
Retail
Based on Actual Fund Return	$1,000.00	$878.70	0.85%	$3.96
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.58	0.85%	$4.26
Institutional
Based on Actual Fund Return	$1,000.00	$879.00	0.70%	$3.26
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

Segall Bryant & Hamill Municipal Opportunities Fund
Retail
Based on Actual Fund Return	$1,000.00	$897.70	0.65%	$3.06
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
Institutional
Based on Actual Fund Return	$1,000.00	$898.50	0.50%	$2.35
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.32	0.50%	$2.51

Semi-Annual Report | June 30, 2022 |	31

Segall Bryant & Hamill Funds	Fund Expenses
June 30, 2022 (Unaudited)

	Beginning Account	Ending Account
	Value	Value	Expense	Expenses Paid
	January 1, 2022	June 30, 2022	Ratio(a)	During Period(b)
Segall Bryant & Hamill Colorado Tax Free Fund
Retail
Based on Actual Fund Return	$1,000.00	$915.30	0.65%	$3.09
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
Institutional
Based on Actual Fund Return	$1,000.00	$915.50	0.50%	$2.37
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.32	0.50%	$2.51

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, muliplied by 181/365 (to reflect the one-half year period).

32	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Important Disclosures
June 30, 2022 (Unaudited)

INDEX DEFINITIONS AND DISCLOSURES

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

The Bloomberg U.S. 10-Year Municipal Bond Index includes investment grade (Moody’s Investor Services Aaa to Baa, Standard and Poor’s Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

The Bloomberg U.S. 1-15 Year Municipal Bond Index measures the performance of investment grade (Moody’s Investor Services Aaa to Baa, Standard and Poor’s Corporation AAA to BBB) general obligation and revenue bonds with maturities ranging from one to seventeen years It is a broad index that is representative of the tax-exempt bond market.

The Bloomberg U.S. Aggregate Bond Index is a fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.

The Bloomberg U.S. Corporate High Yield Ba Index measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody’s, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor’s Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

The Bloomberg U.S. High Yield 2% Issuer Capped Index is an unmanaged index that is comprised of predominantly US High Yield Corporate Bonds and a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. The weighting of index constituents is limited to a maximum 2%.

The Bloomberg U.S. Government/Credit 1-3 Year Index includes medium and larger issues of U.S. government, investment-grade corporate and investment-grade international dollar -denominated bonds that have maturities of between one and three years.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Market countries. With 4,334 constituents, the index covers approximately 14% of the global equity opportunity set outside the U.S. MSCI Inc. launched the MSCI ACWI ex USA Small Cap Index on June 1, 2007. Data prior to the launch date is back-tested data provided and derived by MSCI (i e calculations of how the index might have performed over that time period had the index existed) There may be material differences between back-tested performance and actual results. Past performance, whether actual or back-tested, is no indication or guarantee of future performance.

The MSCI EAFE Small Cap Index measures small cap representation across Developed Markets countries around the world, excluding the US and Canada. It is maintained by MSCI Barra, a provider of investment decision support tools; the EAFE acronym stands for Europe, Australasia and the Far East.

The MSCI Emerging Markets Index measures equity market performance of emerging markets, which consists of the following 24 emerging market indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI World Index captures large and mid cap representation across 23 Developed Markets countries. With 1,517 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of companies within the Russell 2000® Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index includes the 2000 firms from the Russell 3000® Index with the smallest market capitalizations. The Russell 3000® Index represents 98% of the investable U.S. equity market.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. stocks.

Semi-Annual Report | June 30, 2022 |	33

Segall Bryant & Hamill Funds	Important Disclosures
June 30, 2022 (Unaudited)

“Bloomberg®” and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Service Limited, the administrator of the indices, and have been licensed for use for certain purposes by Segall Bryant & Hamill. Bloomberg is not affiliated with Segall Bryant & Hamill, and Bloomberg does not approve, endorse, review, or recommend the Segall Bryant & Hamill Funds. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Segall Bryant & Hamill Funds.

MSCI Inc. is the source and owner of the MSCI Index data contained in this material and all trademarks and copyrights related thereto Any further dissemination or redistribution is strictly prohibited MSCI Barra is not responsible for the formatting or configuration of this material or for any inaccuracy in Segall Bryant & Hamill’s presentation thereof.

FTSE Russell is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto Any further dissemination or redistribution is strictly prohibited Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Segall Bryant & Hamill’s presentation thereof.

TOP 5/BOTTOM 5 STOCK PERFORMANCE CALCULATION METHODOLOGY

The calculation methodology used to construct this table took into account consistently the weighting of every holding in the Fund that contributed to the Fund’s performance during the measurement period, and the table reflects consistently the results of the calculation. The calculation determined the contribution of each Fund holding by calculating the weight (i.e., percentage of the total investments) of each holding multiplied by the rate of return for that holding during the measurement period.

DEFINITION OF TERMS

Beta: A measure of a fund’s sensitivity to market movements. The beta of the market is 1.00 by definition. A beta above 1 is more volatile than the overall market, while a beta below 1 is less volatile.

Bond Rating Categories:

●	AAA: An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

●	AA+: An obligation rated “AA+” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

●	AA: An obligation rated “AA” differs from the highest rated obligations only in small degree The obligor’s capacity to meet its financial commitment on the obligation is very strong.

●	A: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

●	BBB: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

●	Below BBB: Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions Bonds rated “BB” or below are commonly referred to as “junk” bonds.

●	Non-Rated: These bonds are not rated.

Credit Quality Rating: A rating of an individual bond as determined by a nationally recognized statistical rating organization (NRSRO) such as Standard & Poor’s or Moody’s. Credit quality ratings range from highest, “AAA ” to lowest, “D”. For more information regarding rating methodologies for Standard & Poor’s, visit www.standardandpoors.com and for Moody’s, visit www.moodys.com.

Credit Spread: The difference in yield between two bonds of similar maturity, but different credit quality.

Duration: A generic description of the sensitivity of a bond’s price (as a percentage of initial price) to a change in yield.

EPS (Earnings per Share) Growth: Earnings per share is the portion of a company’s profit allocated to each outstanding share of common stock EPS growth serves as an indicator of a company’s profitability.

Effective Maturity: A weighted average of the maturities of the bonds in a portfolio.

34	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Important Disclosures
June 30, 2022 (Unaudited)

Emerging Markets: Segall Bryant & Hamill Funds consider emerging market countries to be those countries that are neither U.S. nor developed countries.

Federal Reserve (Fed): The central banking system of the United States.

Free Cash Flow to Total Enterprise Value (FCF/TEV): A valuation metric used to compare the amount of cash a firm generates to the total value of the resources used to generate that cash.

Gross Domestic Product (GDP): The market value of all officially recognized goods and services produced within a country in a given period of time.

Market Capitalization: The market capitalization represents the total value of a company or stock It is calculated by multiplying the number of shares outstanding by the current price of one share.

Modified Duration: A duration measure in which it is assumed that yield changes do not change the expected cash flows.

Number of Holdings: The Number of Holdings presented excludes short-term investments including money market mutual funds.

OPEC: Is the Organization of the Petroleum Exporting Countries.

Operating Cash Flow to Price (OCF/P): A valuation metric used to compare the amount of cash a firm generates per share from operations to the price of the stock.

Portfolio Turnover Rate: A percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding short-term investments) for the year and dividing it by the monthly average of the market value of the portfolio securities during the year.

Price to Book Value (P/B) Ratio: The P/B ratio is used to compare a company’s book value to its current market price. This ratio compares the market’s valuation of a company to the value of that company as indicated on its financial statements. The higher the ratio, the higher the premium the market is willing to pay for the company above its hard assets.

Price to Cash (P/C) Flow Ratio: The P/C flow ratio is a measure of a firm’s stock price relative to its financial performance. For a fund, the P/C flow ratio is the weighted average of all stocks held in the fund It represents the amount an investor is willing to pay for a dollar generated from a particular company’s operations.

Price to Earnings (P/E) Ratio: The P/E ratio is a stock’s per share price divided by its per share earnings over a 12-month period. For a fund, the P/E ratio is the weighted average of all stocks held in the fund. The higher the P/E ratio, the more the market is willing to pay for each dollar of annual earnings.

REIT: A REIT is a real estate investment trust. REITs are securities that sell like a stock on a major exchange. REITs invest directly in real estate, either through properties or mortgages Return on Equity (ROE): A measure of how well a company used reinvested earnings to generate additional earnings It is used as a general indication of a company’s efficiency; in other words, how much profit is a company able to generate given the resources provided by its stockholders.

Risk-Adjusted Return: Is a measure of return that incorporates the value of risk involved in the return of an investment It is intended to help investors compare the returns of investments with varying levels of risk. Risk-adjusted return can be applied to individual securities, mutual funds and portfolios.

Risk On, Risk Off: A concept that describes market sentiment as either “risk on” or “risk off”. During a market sentiment of “risk on”, the market is optimistic and more willing to take on risk in exchange for possibly better returns. When market sentiment is “risk off”, the market is pessimistic and will favor investments with perceived lower risk.

SEC Yield: The SEC Yield is a standardized method of computing return on investment that the U.S. Securities and Exchange Commission (SEC) requires mutual funds to use when advertising their yields Its objective is to allow a confusion-free comparison of the performance of different funds.

Semi-Annual Report | June 30, 2022 |	35

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.1%
Consumer Discretionary — 3.3%
Automobiles & Components — 1.4%
Harley-Davidson, Inc.	121,230	$3,838,142
Modine Manufacturing Co. (a)	377,296	3,972,927
		7,811,069
Consumer Durables & Apparel — 1.1%
Gildan Activewear, Inc. (Canada)	166,130	4,781,221
Under Armour, Inc. - Class A (a)	175,654	1,463,198
		6,244,419
Consumer Services — 0.3%
Papa John’s International, Inc.	18,776	1,568,172

Retailing — 0.5%
Quotient Technology, Inc. (a)	967,527	2,873,555

Consumer Staples — 7.4%
Food, Beverage & Tobacco — 3.2%
Hain Celestial Group, Inc. (The) (a)	680,983	16,166,536
TreeHouse Foods, Inc. (a)	40,818	1,707,009
		17,873,545
Household & Personal Products — 4.2%
Coty, Inc. - Class A (a)	2,895,915	23,196,279

Energy — 3.6%
Energy — 3.6%
Dril-Quip, Inc. (a)	208,309	5,374,372
Helmerich & Payne, Inc.	137,605	5,925,271
PDC Energy, Inc.	69,799	4,300,316
Range Resources Corp. (a)	174,838	4,327,241
		19,927,200
Financials — 13.9%
Banks — 12.8%
Community Bank System, Inc.	87,487	5,536,177
Enterprise Financial Services Corp	112,250	4,658,375
Glacier Bancorp, Inc.	133,325	6,322,271
Lakeland Financial Corp	37,145	2,467,171
National Bank Holdings Corp. - Class A	245,589	9,398,691
Pacific Premier Bancorp, Inc.	172,933	5,056,561
Renasant Corp	49,718	1,432,376
Seacoast Banking Corp. of Florida	263,005	8,689,685
SouthState Corp	61,261	4,726,286
Umpqua Holdings Corp.	523,123	8,772,773
United Community Banks, Inc.	300,830	9,082,058
WesBanco, Inc.	161,368	5,116,979
		71,259,403
Diversified Financials — 0.6%
Green Dot Corp. - Class A (a)	136,061	3,416,492

Insurance — 0.5%
eHealth, Inc. (a)	304,096	2,837,216

Health Care — 9.1%
Health Care Equipment & Services — 7.1%
AngioDynamics, Inc. (a)	126,945	2,456,386
	Shares	Value
Health Care Equipment & Services (continued)
ICU Medical, Inc. (a)	92,568	$15,217,254
MEDNAX, Inc. (a)	223,628	4,698,424
Orthofix Medical, Inc. (a)	603,701	14,211,122
Surmodics, Inc. (a)	77,827	2,897,499
		39,480,685
Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
Alkermes PLC (Ireland) (a)	117,148	3,489,839
BioCryst Pharmaceuticals, Inc. (a)	493,356	5,219,706
Blueprint Medicines Corp. (a)	32,382	1,635,615
ImmunoGen, Inc. (a)	228,990	1,030,455
		11,375,615
Industrials — 23.0%
Capital Goods — 18.8%
AAR Corp. (a)	143,272	5,994,500
Apogee Enterprises, Inc.	203,683	7,988,447
Astec Industries, Inc.	180,608	7,365,194
AZZ, Inc.	201,098	8,208,820
Beacon Roofing Supply, Inc. (a)	41,090	2,110,382
CIRCOR International, Inc. (a)	296,748	4,863,700
Columbus McKinnon Corp	104,086	2,952,920
EnerSys	103,134	6,080,781
Mercury Systems, Inc. (a)	168,987	10,870,934
Quanex Building Products Corp	279,605	6,361,014
Regal Rexnord Corp	121,638	13,808,346
REV Group, Inc.	705,750	7,671,502
SPX Corp. (a)	272,393	14,393,246
Sterling Construction Co., Inc. (a)	273,979	6,005,620
		104,675,406
Commercial & Professional Services — 4.2%
Huron Consulting Group, Inc. (a)	64,901	4,217,916
KBR, Inc.	191,709	9,276,799
SP Plus Corp. (a)	327,634	10,064,916
		23,559,631
Information Technology — 11.4%
Software & Services — 8.4%
Conduent, Inc. (a)	913,375	3,945,780
CSG Systems International, Inc.	116,354	6,944,007
NCR Corp. (a)	522,551	16,256,561
Progress Software Corp	429,679	19,464,459
		46,610,807
Technology Hardware & Equipment — 3.0%
Belden, Inc.	196,472	10,466,064
FARO Technologies, Inc. (a)	210,894	6,501,862
		16,967,926
Materials — 7.6%
Materials — 7.6%
Alamos Gold, Inc. - Class A (Canada)	467,913	3,284,749
Compass Minerals International, Inc.	420,155	14,869,285
Element Solutions, Inc.	299,742	5,335,408
Glatfelter Corp	743,844	5,117,647
Schnitzer Steel Industries, Inc. - Class A	42,451	1,394,091
Silgan Holdings, Inc.	184,498	7,628,992
Summit Materials, Inc. - Class A (a)	201,642	4,696,242
		42,326,414

See Notes to Financial Statements.

36	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Real Estate — 7.6%
Real Estate — 7.6%
Cousins Properties, Inc.	149,803	$4,378,742
DigitalBridge Group, Inc. - Class A (a)	500,975	2,444,758
Empire State Realty Trust, Inc. - Class A	338,927	2,382,657
Equity Commonwealth (a)	1,024,596	28,207,128
Physicians Realty Trust	271,985	4,746,138
		42,159,423
Utilities — 6.2%
Utilities — 6.2%
ALLETE, Inc.	121,774	7,157,876
Avista Corp	108,849	4,736,020
New Jersey Resources Corp.	176,471	7,858,253
OGE Energy Corp	171,164	6,600,084
PNM Resources, Inc.	171,845	8,210,754
		34,562,987
Investments at Value — 93.1%
(Cost $524,749,296)		$518,726,244

Other Assets in Excess of Liabilities — 6.9%		38,682,490

Net Assets — 100.0%		$557,408,734

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	37

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.2%
Communication Services — 3.1%
Media & Entertainment — 1.8%
Eventbrite, Inc. - Class A (a)	121,272	$1,245,464
New York Times Co. (The) - Class A	60,398	1,685,104
		2,930,568
Telecommunication Services — 1.3%
Cogent Communications Holdings, Inc.	33,302	2,023,429

Consumer Discretionary — 9.0%
Automobiles & Components — 1.1%
Fox Factory Holding Corp. (a)	21,562	1,736,604
Consumer Durables & Apparel — 2.7%
Callaway Golf Co. (a)	128,674	2,624,949
YETI Holdings, Inc. (a)	40,784	1,764,724
		4,389,673
Consumer Services — 4.0%
Bright Horizons Family Solutions, Inc. (a)	20,331	1,718,376
Churchill Downs, Inc.	11,265	2,157,585
Shake Shack, Inc. - Class A (a)	33,826	1,335,451
Wingstop, Inc.	16,134	1,206,339
		6,417,751
Retailing — 1.2%
Boot Barn Holdings, Inc. (a)	10,766	741,885
Revolve Group, Inc. (a)	48,272	1,250,728
		1,992,613
Consumer Staples — 1.7%
Food, Beverage & Tobacco — 1.7%
Simply Good Foods Co. (The) (a)	70,926	2,678,875

Financials — 7.6%
Diversified Financials — 3.3%
Hamilton Lane, Inc. - Class A	24,371	1,637,244
Houlihan Lokey, Inc.	23,197	1,830,939
StepStone Group, Inc. - Class A	73,964	1,925,283
		5,393,466
Insurance — 4.3%
Goosehead Insurance, Inc. - Class A	44,145	2,016,102
Palomar Holdings, Inc. (a)	39,843	2,565,889
Trupanion, Inc. (a)	38,683	2,331,038
		6,913,029
Health Care — 26.2%
Health Care Equipment & Services — 17.9%
Addus HomeCare Corp. (a)	26,850	2,236,068
Amedisys, Inc. (a)	17,383	1,827,301
Castle Biosciences, Inc. (a)	57,528	1,262,739
CONMED Corp	29,144	2,790,829
Globus Medical, Inc. - Class A (a)	51,569	2,895,084
Inari Medical, Inc. (a)	31,908	2,169,425
Inspire Medical Systems, Inc. (a)	14,859	2,714,293
Integra LifeSciences Holdings Corp. (a)	45,321	2,448,694
Omnicell, Inc. (a)	27,826	3,165,207
Option Care Health, Inc. (a)	108,430	3,013,270
Silk Road Medical, Inc. (a)	53,887	1,960,948
	Shares	Value
Health Care Equipment & Services (continued)
Surgery Partners, Inc. (a)	51,024	$1,475,614
Warby Parker, Inc. - Class A (a)	80,991	911,959
		28,871,431
Pharmaceuticals, Biotechnology & Life Sciences — 8.3%
Adaptive Biotechnologies Corp. (a)	43,788	354,245
Avid Bioservices, Inc. (a)	76,266	1,163,819
Blueprint Medicines Corp. (a)	24,292	1,226,989
Fate Therapeutics, Inc. (a)	43,375	1,074,832
Medpace Holdings, Inc. (a)	15,264	2,284,563
NanoString Technologies, Inc. (a)	57,108	725,272
Natera, Inc. (a)	36,303	1,286,578
Pacira BioSciences, Inc. (a)	24,417	1,423,511
Turning Point Therapeutics, Inc. (a)	37,700	2,836,925
Xencor, Inc. (a)	40,142	1,098,687
		13,475,421
Industrials — 16.6%
Capital Goods — 8.2%
Ameresco, Inc. - Class A (a)	46,819	2,133,074
AZEK Co., Inc. (The) - Class A (a)	136,249	2,280,808
Hexcel Corp	47,104	2,464,010
John Bean Technologies Corp.	15,732	1,737,127
Kratos Defense & Security Solutions,
Inc. (a)	137,354	1,906,474
Mercury Systems, Inc. (a)	24,417	1,570,746
TPI Composites, Inc. (a)	91,317	1,141,462
		13,233,701
Commercial & Professional Services — 7.3%
ASGN, Inc. (a)	22,163	2,000,211
Montrose Environmental Group, Inc. (a)	34,444	1,162,829
Ritchie Bros. Auctioneers, Inc. (Canada)	40,672	2,646,120
Tetra Tech, Inc.	27,258	3,722,080
Upwork, Inc. (a)	106,957	2,211,871
		11,743,111
Transportation — 1.1%
Saia, Inc. (a)	9,469	1,780,172

Information Technology — 26.2%
Semiconductors & Semiconductor Equipment — 8.4%
Allegro MicroSystems, Inc. (a)	39,055	808,048
Azenta, Inc.	11,702	843,714
Credo Technology Group Holding, Ltd.
(Cayman Islands) (a)	74,706	872,566
Onto Innovation, Inc. (a)	38,786	2,704,935
Power Integrations, Inc.	40,287	3,021,928
Silicon Laboratories, Inc. (a)	28,126	3,943,828
SiTime Corp. (a)	8,733	1,423,741
		13,618,760
Software & Services — 15.8%
BlackLine, Inc. (a)	27,609	1,838,759
Endava PLC ADR (United Kingdom) (a)	38,285	3,379,417
Envestnet, Inc. (a)	40,372	2,130,431
Everbridge, Inc. (a)	25,051	698,672
Globant S.A. (Luxembourg) (a)	14,271	2,483,154
MAXIMUS, Inc.	46,855	2,928,906
nCino, Inc. (a)	55,033	1,701,620

See Notes to Financial Statements.

38	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Software & Services (continued)
Olo, Inc. - Class A (a)	90,800	$896,196
Rapid7, Inc. (a)	29,387	1,963,052
Shift4 Payments, Inc. - Class A (a)	59,483	1,966,508
Sprout Social, Inc. - Class A (a)	59,958	3,481,761
Workiva, Inc. (a)	30,019	1,980,954
		25,449,430
Technology Hardware & Equipment — 2.0%
908 Devices, Inc. (a)	62,939	1,295,914
Novanta, Inc. (Canada) (a)	16,287	1,975,125
		3,271,039
Materials — 3.5%
Materials — 3.5%
Avient Corp	46,088	1,847,207
Innospec, Inc.	14,470	1,386,081
Livent Corp. (a)	95,582	2,168,756
Ranpak Holdings Corp. - Class A (a)	41,572	291,004
		5,693,048
Real Estate — 2.3%
Real Estate — 2.3%
Americold Realty Trust	42,116	1,265,165
Terreno Realty Corp	42,322	2,358,605
		3,623,770
Investments at Value — 96.2%
(Cost $181,867,485)		$155,235,891

Other Assets in Excess of Liabilities — 3.8%		6,168,374

Net Assets — 100.0%		$161,404,265

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	39

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 90.2%
Consumer Discretionary — 9.8%
Automobiles & Components — 2.0%
Fox Factory Holding Corp. (a)	3,724	$299,931
Harley-Davidson, Inc.	16,351	517,672
Stoneridge, Inc. (a)	11,513	197,448
		1,015,051
Consumer Durables & Apparel — 4.4%
Capri Holdings, Ltd. (a)	9,457	387,832
Gildan Activewear, Inc. (Canada)	26,721	769,030
Steven Madden, Ltd.	16,668	536,876
Under Armour, Inc. - Class A (a)	30,529	254,307
Universal Electronics, Inc. (a)	10,047	256,902
		2,204,947
Consumer Services — 1.5%
BJ’s Restaurants, Inc. (a)	10,823	234,643
Churchill Downs, Inc.	2,710	519,046
		753,689
Hotels, Restaurants & Leisure — 1.2%
Texas Roadhouse, Inc.	7,989	584,795

Retailing — 0.7%
Five Below, Inc. (a)	2,995	339,723

Consumer Staples — 4.9%
Food & Staples Retailing — 1.3%
Casey’s General Stores, Inc.	3,525	652,054

Food, Beverage & Tobacco — 2.6%
Hain Celestial Group, Inc. (The) (a)	23,392	555,326
J & J Snack Foods Corp.	5,397	753,745
		1,309,071
Household & Personal Products — 1.0%
Inter Parfums, Inc.	6,528	476,936

Energy — 3.7%
Energy — 3.7%
Devon Energy Corp	21,298	1,173,733
PDC Energy, Inc.	11,116	684,857
		1,858,590
Financials — 8.0%
Banks — 8.0%
Ameris Bancorp	9,792	393,443
Glacier Bancorp, Inc.	16,751	794,332
Lakeland Financial Corp	3,477	230,942
Seacoast Banking Corp. of Florida	28,316	935,561
South State Corp	9,051	698,285
United Bankshares, Inc.	10,391	364,412
United Community Banks, Inc.	19,343	583,965
		4,000,940
Health Care — 12.0%
Health Care Equipment & Services — 8.2%
Amedisys, Inc. (a)	5,639	592,772
Encompass Health Corp	7,294	408,829
Ensign Group, Inc. (The)	6,935	509,514
	Shares	Value
Health Care Equipment & Services (continued)
Globus Medical, Inc. - Class A (a)	10,077	$565,723
Heska Corp. (a)	4,015	379,458
Insulet Corp. (a)	3,145	685,421
Integra LifeSciences Holdings Corp. (a)	5,583	301,650
Orthofix Medical, Inc. (a)	15,394	362,375
Phreesia, Inc. (a)	12,547	313,800
		4,119,542
Pharmaceuticals, Biotechnology & Life Sciences — 3.8%
Bio-Techne Corp	1,330	461,031
CareDx, Inc. (a)	7,283	156,439
Horizon Therapeutics PLC (a)	7,251	578,340
Medpace Holdings, Inc. (a)	2,543	380,611
Veracyte, Inc. (a)	15,715	312,728
		1,889,149
Industrials — 21.7%
Capital Goods — 14.4%
AAR Corp. (a)	12,703	531,493
BWX Technologies, Inc.	7,132	392,902
Carlisle Cos., Inc.	4,465	1,065,394
EnerSys	5,002	294,918
EnPro Industries, Inc.	11,840	970,051
ITT, Inc.	9,032	607,312
RBC Bearings, Inc. (a)	2,762	510,832
Regal Rexnord Corp	7,816	887,272
SPX Corp. (a)	9,459	499,814
Standex International Corp	3,751	318,010
Timken Co. (The)	4,095	217,240
UFP Industries, Inc.	5,711	389,147
Zurn Water Solutions Corp	19,851	540,741
		7,225,126
Commercial & Professional Services — 4.3%
Casella Waste Systems, Inc. - Class A (a)	9,477	688,788
KBR, Inc.	23,935	1,158,215
Tetra Tech, Inc.	2,181	297,816
		2,144,819
Transportation — 3.0%
Allegiant Travel Co. (a)	3,824	432,456
Forward Air Corp	3,916	360,115
Hub Group, Inc. - Class A (a)	9,935	704,789
		1,497,360
Information Technology — 19.4%
Semiconductors & Semiconductor Equipment — 4.0%
CMC Materials, Inc.	990	172,745
Silicon Laboratories, Inc. (a)	6,528	915,356
Universal Display Corp.	3,946	399,099
Veeco Instruments, Inc. (a)	27,136	526,438
		2,013,638
Software & Services — 12.2%
Agilysys, Inc. (a)	11,672	551,736
Alteryx, Inc. - Class A (a)	10,632	514,802
Avalara, Inc. (a)	6,589	465,183
BlackLine, Inc. (a)	7,059	470,129
Endava PLC ADR (United Kingdom) (a)	9,729	858,779
Everbridge, Inc. (a)	4,927	137,414
Model N, Inc. (a)	19,857	507,942

See Notes to Financial Statements.

40	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Software & Services (continued)
NCR Corp. (a)	9,082	$282,541
Pegasystems, Inc.	2,893	138,401
Tenable Holdings, Inc. (a)	21,332	968,686
WNS Holdings, Ltd. ADR (Jersey) (a)	12,516	934,194
Workiva, Inc. (a)	3,946	260,397
		6,090,204
Technology Hardware & Equipment — 3.2%
Badger Meter, Inc.	5,767	466,493
FARO Technologies, Inc. (a)	5,968	183,993
Pure Storage, Inc. - Class A (a)	35,744	918,978
		1,569,464
Materials — 8.4%
Materials — 8.4%
Berry Global Group, Inc. (a)	9,896	540,717
Compass Minerals International, Inc.	6,490	229,681
Eagle Materials, Inc.	2,599	285,734
Element Solutions, Inc.	40,982	729,480
Graphic Packaging Holding Co	45,191	926,415
Huntsman Corp	18,940	536,949
Ingevity Corp. (a)	4,086	257,990
Materion Corp	9,031	665,856
		4,172,822
Real Estate — 2.3%
Real Estate — 2.3%
Cousins Properties, Inc.	20,795	607,838
Equity Commonwealth (a)	18,778	516,958
		1,124,796
Investments at Value — 90.2%
(Cost $45,286,649)		$45,042,716

Other Assets in Excess of Liabilities — 9.8%		4,920,812

Net Assets — 100.0%		$49,963,528

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	41

Segall Bryant & Hamill All Cap Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.1%
Communication Services — 5.4%
Media & Entertainment — 5.4%
Alphabet, Inc. - Class C (a)	2,539	$5,553,935
Cable One, Inc.	1,406	1,812,784
		7,366,719
Consumer Discretionary — 10.9%
Consumer Durables & Apparel — 1.0%
Capri Holdings, Ltd. (a)	33,921	1,391,100

Consumer Services — 3.3%
Darden Restaurants, Inc.	12,706	1,437,303
Papa John’s International, Inc.	20,751	1,733,124
Vail Resorts, Inc.	6,206	1,353,218
		4,523,645
Retailing — 6.6%
Amazon.com, Inc. (a)	31,120	3,305,255
Home Depot, Inc. (The)	5,695	1,561,968
O’Reilly Automotive, Inc. (a)	3,032	1,915,496
TJX Cos., Inc. (The)	38,962	2,176,028
		8,958,747
Consumer Staples — 6.1%
Food & Staples Retailing — 1.8%
Sysco Corp	28,253	2,393,312

Food, Beverage & Tobacco — 1.4%
Mondel z International, Inc. - Class A	30,237	1,877,415

Household & Personal Products — 2.9%
Estee Lauder Cos., Inc. (The) - Class A	7,116	1,812,232
Unilever PLC ADR (United Kingdom)	47,838	2,192,415
		4,004,647
Energy — 5.6%
Energy — 5.6%
Chevron Corp	22,108	3,200,796
ConocoPhillips	25,773	2,314,673
Suncor Energy, Inc. (Canada)	61,183	2,145,688
		7,661,157
Financials — 16.2%
Banks — 3.2%
First Republic Bank	12,509	1,803,798
JPMorgan Chase & Co.	23,035	2,593,971
		4,397,769
Diversified Financials — 4.7%
Ares Management Corp. - Class A	51,179	2,910,038
Berkshire Hathaway, Inc. - Class B (a)	6,547	1,787,462
S&P Global, Inc.	4,960	1,671,818
		6,369,318
Insurance — 8.3%
Berkley (W.R.) Corp.	29,329	2,001,997
Globe Life, Inc.	36,080	3,516,718
Marsh & McLennan Cos., Inc.	14,611	2,268,358
Reinsurance Group of America, Inc.	29,994	3,517,996
		11,305,069
	Shares	Value
Health Care — 17.7%
Health Care Equipment & Services — 5.6%
McKesson Corp	6,965	$2,272,053
Tenet Healthcare Corp. (a)	26,376	1,386,323
UnitedHealth Group, Inc.	7,872	4,043,295
		7,701,671
Pharmaceuticals, Biotechnology & Life Sciences — 12.1%
Bio-Techne Corp	4,130	1,431,623
Catalent, Inc. (a)	30,710	3,294,876
Charles River Laboratories
International, Inc. (a)	7,013	1,500,572
Danaher Corp	8,485	2,151,117
Mettler-Toledo International, Inc. (a)	1,526	1,753,023
Perrigo Co. PLC (Ireland)	62,529	2,536,801
Thermo Fisher Scientific, Inc.	3,713	2,017,199
Zoetis, Inc.	10,329	1,775,452
		16,460,663
Industrials — 12.1%
Capital Goods — 10.8%
Advanced Drainage Systems, Inc.	18,254	1,644,138
AZEK Co., Inc. (The) - Class A (a)	60,174	1,007,313
Dover Corp	15,689	1,903,389
Quanta Services, Inc.	39,192	4,912,325
Raytheon Technologies Corp	39,443	3,790,867
Roper Technologies, Inc.	3,888	1,534,399
		14,792,431
Commercial & Professional Services — 1.3%
Jacobs Engineering Group, Inc.	13,935	1,771,557

Information Technology — 19.4%
Semiconductors & Semiconductor Equipment — 5.4%
ASML Holding N.V. ADR (Netherlands)	2,991	1,423,357
Marvell Technology, Inc. (Bermuda)	60,592	2,637,570
Monolithic Power Systems, Inc.	5,193	1,994,319
NXP Semiconductors N.V.
(Netherlands)	9,030	1,336,711
		7,391,957
Software & Services — 9.6%
Adobe, Inc. (a)	4,353	1,593,459
Microsoft Corp	24,707	6,345,499
ServiceNow, Inc. (a)	3,579	1,701,886
Visa, Inc. - Class A	17,946	3,533,388
		13,174,232
Technology Hardware & Equipment — 4.4%
Apple, Inc.	13,913	1,902,185
Keysight Technologies, Inc. (a)	13,710	1,889,924
Zebra Technologies Corp. - Class A (a)	7,405	2,176,700
		5,968,809

See Notes to Financial Statements.

42	| www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Materials — 4.7%
Materials — 4.7%
Avery Dennison Corp	16,684	$2,700,639
Eastman Chemical Co	20,988	1,884,093
Franco-Nevada Corp. (Canada)	13,754	1,809,751
		6,394,483
Investments at Value — 98.1%
(Cost $91,206,042)		$133,904,701

Other Assets in Excess of Liabilities — 1.9%		2,658,900

Net Assets — 100.0%		$136,563,601

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	43

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.4%
Communication Services — 10.2%
Media & Entertainment — 5.3%
37 Interactive Entertainment Network
Technology (China)	73,200	$232,853
Astro Malaysia Holdings Bhd (Malaysia)	176,100	36,159
China South Publishing & Media Group Co., Ltd. (China) (a)	128,400	181,135
DB Corp., Ltd. (India)	34,419	32,656
Jagran Prakashan, Ltd. (India) (a)	43,811	27,829
KT Skylife Co., Ltd. (South Korea)	5,343	33,972
Media Nusantara Citra Tbk P.T. (Indonesia)	1,768,900	110,917
NetDragon Websoft Holdings, Ltd. (China)	88,500	190,071
Sun TV Network, Ltd. (India)	5,400	28,291
Tencent Holdings, Ltd. (China)	34,200	1,548,046
TV Today Network, Ltd. (India)	10,420	33,772
TV18 Broadcast, Ltd. (India) (a)	73,659	36,491
Yandex N.V. - Class A (Russia) (a)(b)	810	0
		2,492,192
Telecommunication Services — 4.9%
América Móvil S.A.B. de C.V. - Class L
ADR (Mexico)	7,300	149,139
APT Satellite Holdings, Ltd. (China)	700,000	190,235
China Tower Corp., Ltd. - H Shares (China) (c)	3,762,000	484,735
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	9,223	65,528
Empresa Nacional de Telecomunicaciones S.A. (Chile)	10,099	31,574
Etihad Etisalat Co. (Saudi Arabia)	4,543	42,418
Far EasTone Telecommunications Co., Ltd (Taiwan) (a)	29,000	81,600
Indus Towers, Ltd. (India)	84,411	224,383
KT Corp. ADR (South Korea)	19,100	266,636
LG Uplus Corp. (South Korea)	32,991	327,006
Mobile TeleSystems PJSC (Kuwait)	41,107	79,668
MTN Group, Ltd. (South Africa)	13,754	111,920
Ooredoo Q.P.S.C. (Qatar)	35,577	75,248
PLDT, Inc. ADR (Philippines)	4,900	149,058
Telecom Egypt Co. (Egypt)	8,974	6,605
		2,285,753
Consumer Discretionary — 15.2%
Automobiles & Components — 4.0%
Astra International Tbk P.T. (Indonesia)	204,800	91,062
BAIC Motor Corp., Ltd. - H Shares (China) (a) (c)	542,000	180,490
Brilliance China Automotive Holdings, Ltd (China) (a)(b)	508,000	376,688
China Motor Corp. (Taiwan)	35,000	73,136
DTR Automotive Corp. (South Korea)	1,425	61,583
FAW Jiefang Group Co., Ltd. - Class A (China)	95,088	132,683
Kia Motors Corp. (South Korea)	5,174	311,036
Mahindra CIE Automotive, Ltd. (India)	34,177	101,412
	Shares	Value
Automobiles & Components (continued)
Oriental Holdings Bhd (Malaysia)	57,000	$85,690
Qingling Motors Co., Ltd. - H Shares
(China)	784,000	131,946
Thai Stanley Electric PCL (Thailand)	20,721	105,445
Tianneng Power International, Ltd.
(China)	88,000	95,485
Xingda International Holdings, Ltd.
(China)	697,292	130,424
		1,877,080
Consumer Durables & Apparel — 3.5%
Arvind, Ltd. (India) (a)	90,351	104,464
Best Pacific International Holdings, Ltd. (China)	54,000	13,488
China Lilang, Ltd. (China)	131,084	65,180
Gree Electric Appliances, Inc. (China) (a)	67,100	338,496
Haier Smart Home Co., Ltd. - H Shares (China)	49,800	185,351
Himatsingka Seide, Ltd. (India)	39,448	51,417
LF Corp. (South Korea)	3,796	45,780
Raymond, Ltd. (India)	8,892	99,090
Siyaram Silk Mills, Ltd. (India) (a)	16,464	106,910
Skyworth Group, Ltd. (China)	424,000	210,427
Vardhman Textiles, Ltd. (India)	23,273	78,328
Vestel Elektronik Sanayi ve Ticaret A.S. (Turkey)	52,262	74,162
Weiqiao Textile Co. - H Shares (China)	688,000	163,081
Youngone Corp. (South Korea)	2,382	71,224
Youngone Holdings Co., Ltd. (South Korea)	1,443	52,555
		1,659,592
Retailing — 7.7%
Alibaba Group Holding, Ltd. ADR (China) (a)	9,400	1,068,592
China Harmony New Energy Auto Holding, Ltd. (China)	510,000	232,239
China Yongda Automobiles Services Holdings, Ltd. (China)	122,500	116,137
Dogus Otomotiv Servis ve Ticaret A/S (Turkey)	7,279	32,854
Eeka Fashion Holdings, Ltd. (China)	140,500	228,270
Golden Eagle Retail Group, Ltd. (China)	45,626	32,154
Halla Holdings Corp. (South Korea)	1,454	41,404
Jarir Marketing Co. (Saudi Arabia)	540	23,443
Meituan (China) (a) (c)	11,000	274,493
Naspers, Ltd. - N Shares (South Africa)	1,466	214,154
Topsports International Holdings, Ltd. (China) (c)	123,000	112,016
Truworths International, Ltd. (South Africa)	8,649	26,932
Wuchan Zhongda Group Co., Ltd. (China) (a)	625,200	479,469
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	326,000	232,553
Zhongsheng Group Holdings, Ltd. (China)	71,000	501,648
		3,616,358

See Notes to Financial Statements.

44	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Consumer Staples — 5.7%
Food & Staples Retailing — 0.7%
Cencosud S.A. (Chile)	92,927	$118,279
Grupo Comercial Chedraui S.A. de C V (Mexico)	75,768	205,064
Organizacion Soriana S.A.B. de C. V. -Class B (Mexico)	23,400	25,893
		349,236
Food, Beverage & Tobacco — 5.0%
Almarai Co. JSC (Saudi Arabia)	1,817	25,428
Astral Foods, Ltd. (South Africa)	2,165	25,069
China Foods, Ltd. (China)	220,455	78,104
China Modern Dairy Holdings, Ltd. (China)	1,373,000	206,606
Dali Foods Group Co., Ltd. (China) (c)	390,500	207,695
Dalmia Bharat Sugar & Industries, Ltd. (India)	17,582	69,698
Eastern Co. SAE (Egypt)	149,176	81,632
Godfrey Phillips India, Ltd. (India)	8,162	109,667
Hap Seng Plantations Holdings Bhd
(Malaysia)	46,300	24,167
Hey Song Corp. (Taiwan)	52,000	60,891
Indofood Sukses Makmur Tbk P.T. (Indonesia)	189,100	89,363
ITC, Ltd. (India)	43,792	152,146
JBS S.A. (Brazil)	30,200	182,319
Kim Loong Resources Bhd (Malaysia)	142,000	53,495
KRBL, Ltd. (India)	12,616	34,901
Kuala Lumpur Kepong Bhd (Malaysia) (a)	14,300	71,201
Marfrig Global Foods S.A. (Brazil)	41,600	96,275
Orion Holdings Corp. (South Korea)	8,965	104,595
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	401,000	31,176
Samyang Holdings Corp. (South Korea)	791	43,705
Sarawak Oil Palms Bhd (Malaysia)	20,700	18,847
Sawit Sumbermas Sarana Tbk P.T. (Indonesia)	563,800	45,714
Sime Darby Plantation Bhd (Malaysia)	23,000	22,607
Thai Vegetable Oil PCL (Thailand)	26,400	23,555
Tongwei Group Co., Ltd. (China)	35,500	318,092
Tunas Baru Lampung Tbk P.T. (Indonesia)	465,479	24,627
VST Industries, Ltd. (India) (a)	2,646	102,454
Want Want China Holdings, Ltd. (China)	56,000	48,835
		2,352,864
Energy — 4.8%
Energy — 4.8%
Bukit Asam Tbk P.T. (Indonesia)	123,800	31,716
China Coal Energy Co., Ltd. - H Shares (China)	77,000	65,064
China Petroleum & Chemical Corp. - H Shares (China)	174,000	78,403
China Shenhua Energy Co., Ltd. -Class A (China)	9,300	46,192
	Shares	Value
Energy (continued)
China Shenhua Energy Co., Ltd. -H Shares (China)	56,500	$162,056
Coal India, Ltd. (India)	85,931	202,280
Ecopetrol S.A. ADR (Colombia)	4,900	53,214
Exxaro Resources, Ltd. (South Africa)	5,442	66,116
Gazprom PJSC ADR (Russia) (b)	50,575	0
Hindustan Petroleum Corp., Ltd. (India)	35,803	98,854
Indian Oil Corp., Ltd. (India)	87,881	82,896
Lukoil PJSC ADR (Russia) (b)	2,253	0
Oil & Natural Gas Corp., Ltd. (India)	135,549	259,549
Petroleo Brasileiro S.A. ADR (Brazil)	21,600	252,288
Polskie Gornictwo Naftowe I Gazownictwo S.A. (Poland)	8,769	11,184
PTT Exploration & Production PCL (Thailand)	17,100	77,198
PTT PCL (Thailand)	69,000	66,528
Reliance Industries, Ltd. 144A (India) (a)(c)(d)	3,713	244,076
Rosneft Oil Co. PJSC (Russia) (b)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia)	10,348	106,953
Shaanxi Coal Industry Co., Ltd. - Class A (China)	46,800	147,940
United Tractors Tbk P.T. (Indonesia)	21,900	41,728
Yanzhou Coal Mining Co., Ltd. - Class A (China)	6,800	40,068
Yanzhou Coal Mining Co., Ltd. - H Shares (China) (a)	32,000	100,105
		2,234,408
Financials — 21.2%
Banks — 17.6%
Absa Group, Ltd. (South Africa)	35,104	335,171
AFFIN Bank Bhd (Malaysia)	67,100	28,650
Agricultural Bank of China, Ltd. (China) (a)	76,900	34,683
Agricultural Bank of China, Ltd. -H Shares (China) (a)	304,000	114,927
Akbank T A S (Turkey)	53,792	25,842
Alior Bank S.A. (Poland) (a)	2,343	14,341
Alliance Bank Malaysia Bhd (Malaysia)	31,300	22,599
Banco ABC Brasil S.A. (Brazil)	10,100	29,956
Banco Bradesco S.A. (Brazil)	66,032	181,463
Banco do Brasil S.A. (Brazil)	64,000	408,263
Banco Santander Mexico S A Institucion de Banca Multiple Grupo Financiero Santand ADR (Mexico)	7,900	39,856
BanColombia S.A. ADR (Colombia)	2,300	70,909
Bank Al-Jazira (Saudi Arabia)	67,122	400,542
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,268,900	85,828
Bank Mandiri Tbk P.T. (Indonesia)	162,200	86,417
Bank of Baroda (India)	146,341	181,397
Bank of Beijing Co., Ltd. - Class A (China)	76,300	51,755
Bank of China, Ltd. - H Shares (China) (a)	1,690,000	675,266
Bank of Chongqing Co., Ltd. - H Shares (China)	171,500	91,674

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	45

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Banks (continued)
Bank of Communications Co., Ltd. (China) (a)	43,400	$32,289
Bank of Communications Co., Ltd. -H Shares (China)	349,000	241,906
Bank of Jiangsu Co., Ltd. (China)	49,000	52,150
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	980,946	90,361
Bank Polska Kasa Opieki S A (Poland) (a)	7,552	138,226
Bank Saint Petersburg PJSC (Russia) (a)(b)	136,120	0
Banque Saudi Fransi (Saudi Arabia)	2,028	25,692
Canara Bank (India)	43,828	101,121
China Banking Corp. (Philippines)	70,100	34,273
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	76,592
China Construction Bank Corp. - H Shares (China)	790,000	532,651
China Everbright Bank Co., Ltd. - H Shares (China)	528,000	171,120
Chongqing Rural Commercial Bank Co., Ltd - H Shares (China)	131,000	47,140
Commercial Bank P S Q C (The) (Qatar)	135,466	255,123
CTBC Financial Holding Co., Ltd. (Taiwan)	217,000	183,516
Dubai Islamic Bank PJSC (United Arab Emirates)	49,556	77,824
Emirates NBD Bank PJSC (United Arab Emirates)	69,754	251,248
Faisal Islamic Bank of Egypt (Egypt)	10,576	7,003
Federal Bank, Ltd. (India)	43,676	50,110
Gulf Bank of KSCP (Kuwait)	190,917	198,655
Hana Financial Group, Inc. (South Korea)	4,703	143,971
Hong Leong Financial Group Bhd (Malaysia)	7,700	32,334
Huaxia Bank Co., Ltd. - Class A (China)	40,200	31,296
Huishang Bank Corp., Ltd. - H Shares (China) (a)	75,384	24,297
Indian Bank (India)	41,510	79,145
Industrial & Commercial Bank of China, Ltd - H Shares (China) (a)	442,000	263,715
Industrial Bank of Korea (South Korea)	6,979	52,204
Intercorp Financial Services, Inc. (Peru)	1,235	28,899
Itausa - Investimentos Itau S A (Brazil) (a)	52,000	82,879
JB Financial Group Co., Ltd. (South Korea)	13,180	75,319
Karur Vysya Bank, Ltd. (India) (a)	86,299	49,391
Kasikornbank PCL (Thailand)	19,200	82,051
Kasikornbank PCL - Foreign Shares (Thailand)	24,100	103,736
KB Financial Group, Inc. ADR (South Korea)	3,500	130,200
Kiatnakin Phatra Bank PCL (Thailand)	12,600	22,167
LIC Housing Finance, Ltd. (India) (a)	5,992	24,960
	Shares	Value
Banks (continued)
Malaysia Building Society Bhd (Malaysia)	430,500	$56,730
National Bank of Greece S A (Greece) (a)	10,707	32,022
Nedbank Group, Ltd. (South Africa)	20,896	267,450
Philippine National Bank (Philippines) (a)	71,943	23,262
Regional S.A.B. de C.V. (Mexico)	4,600	21,754
RHB Bank Bhd (Malaysia)	68,700	89,345
Riyad Bank (Saudi Arabia)	62,800	538,895
Sberbank of Russia PJSC (Russia) (a)(b)	19,830	0
Shinhan Financial Group Co., Ltd. ADR (South Korea)	4,700	134,232
State Bank of India (India)	63,534	376,807
VTB Bank PJSC (Russia) (b)	339,760,000	0
Woori Financial Group, Inc. (South Korea)	6,240	58,832
		8,272,432
Diversified Financials — 1.7%
Adira Dinamika Multi Finance Tbk P.T. (Indonesia)	167,000	89,752
Bajaj Holdings & Investment, Ltd. (India)	790	45,997
Bank of Greece (Greece)	1,550	24,447
China Cinda Asset Management Co.,
Ltd (China)	156,000	24,479
China Galaxy Securities Co., Ltd. -H Shares (China)	52,000	30,082
Concentradora Hipotecaria SAPI de C V
(Mexico)	61,600	57,441
Gentera S.A.B. de C.V. (Mexico)	54,100	43,345
Motilal Oswal Financial Services, Ltd. (India) (a)	2,319	22,579
Power Finance Corp., Ltd. (India)	86,444	114,671
REC, Ltd. (India)	128,352	201,713
Repco Home Finance, Ltd. (India)	18,085	30,428
Shinyoung Securities Co., Ltd. (South Korea)	795	34,065
Tata Investment Corp., Ltd. (India)	4,663	79,440
Yuanta Futures Co., Ltd. (Taiwan)	15,000	23,363
		821,802
Insurance — 1.9%
Cathay Financial Holding Co., Ltd. (Taiwan)	172,000	294,473
Central Reinsurance Co., Ltd. (Taiwan)	66,000	57,211
China Reinsurance Group Corp. - H Shares (China) (c)	591,000	48,955
Fubon Financial Holdings Co., Ltd. (Taiwan)	151,370	304,402
People’s Insurance Co. Group of China (The) - H Shares (China)	166,000	50,826
PICC Property & Casualty Co., Ltd. - H Shares (China)	96,000	100,108
Shinkong Insurance Co., Ltd. (Taiwan)	19,000	33,155
		889,130

See Notes to Financial Statements.

46	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Health Care — 3.7%
Health Care Equipment & Services — 1.3%
Bangkok Chain Hospital PCL (Thailand)	379,600	$201,191
SD Biosensor, Inc. (South Korea)	6,215	187,602
Sinopharm Group Co., Ltd. - H Shares
(China)	97,600	236,299
		625,092
Pharmaceuticals, Biotechnology & Life Sciences — 2.4%
Caplin Point Laboratories, Ltd. (India)	16,426	147,991
China Medical System Holdings, Ltd. (China)	120,000	187,079
China Shineway Pharmaceutical Group, Ltd. (China)	256,000	219,500
Consun Pharmaceutical Group, Ltd. (China)	445,170	236,944
Dawnrays Pharmaceutical Holdings, Ltd (China)	152,484	24,906
Glenmark Pharmaceuticals, Ltd. (India)	4,620	22,663
Guangzhou Baiyunshan Pharmaceutical Co., Ltd. (China)	10,000	29,311
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)	11,800	55,632
Indoco Remedies, Ltd. (India)	5,075	23,697
Lotus Pharmaceutical Co., Ltd. (Taiwan)	6,000	30,996
Shandong Xinhua Pharmaceutical Co., Ltd - H Shares (China)	124,000	103,098
Sun Pharmaceutical Industries, Ltd. (India)	3,608	38,004
		1,119,821
Industrials — 5.6%
Capital Goods — 2.7%
ALFA S.A.B. de C V - Class A (Mexico)	111,500	79,297
Apar Industries, Ltd. (India)	3,252	38,259
Beijing Urban Construction Design & Development Group Co., Ltd. - H Shares (China) (c)	81,000	20,078
China Communications Services Corp., Ltd - H Shares (China)	62,000	27,273
China Railway Group, Ltd. - Class A (China)	57,200	52,478
China Railway Group, Ltd. - H Shares (China)	112,000	69,331
CITIC, Ltd. (China)	189,000	192,667
DMCI Holdings, Inc. (Philippines)	324,700	52,081
Ferreycorp S.A.A. (Peru)	51,409	28,378
FSP Technology, Inc. (Taiwan)	16,000	19,700
GS Holdings Corp. (South Korea)	712	23,170
Industries Qatar Q.S.C. (Qatar)	38,321	168,189
Iochpe-Maxion S.A. (Brazil)	30,800	92,470
KAP Industrial Holdings, Ltd. (South Africa)	106,324	28,834
LG Corp. (South Korea)	2,318	140,430
LT Group, Inc. (Philippines)	157,600	23,232
LX International Corp. (South Korea)	1,331	33,517
Metallurgical Corp. of China, Ltd. - H Shares (China)	118,000	28,355
	Shares	Value
Capital Goods (continued)
Nava Bharat Ventures, Ltd. (India) (a)	13,015	$29,417
Quinenco S.A. (Chile)	16,024	39,289
Seohee Construction Co., Ltd. (South Korea)	19,685	21,415
Sinopec Engineering Group Co., Ltd. -H Shares (China)	50,000	22,944
Thoresen Thai Agencies PCL (Thailand)	86,400	21,583
		1,252,387
Commercial & Professional Services — 0.2%
China Everbright International, Ltd.
(China)	80,000	47,305
Tianjin Capital Environmental Protection Group Co., Ltd. (China)	72,000	28,482
		75,787
Transportation — 2.7%
Allcargo Logistics, Ltd. (India)	13,685	45,618
Anhui Expressway Co., Ltd. - H Shares (China)	58,000	46,868
Cia Sud Americana de Vapores S A (Chile)	627,603	56,075
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	19,997	41,603
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	85,700	120,291
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	58,000	164,821
HMM Co., Ltd. (South Korea)	8,828	169,282
Hyundai Glovis Co., Ltd. (South Korea)	421	58,949
Orient Overseas International, Ltd. (China)	2,000	53,286
Pan Ocean Co., Ltd. (South Korea)	5,723	26,485
Precious Shipping PCL (Thailand)	62,500	32,712
Regional Container Lines PCL (Thailand)	30,100	32,935
Shanghai International Port Group Co., Ltd (China)	135,500	118,130
Shenzhen Expressway Co., Ltd. - H Shares (China) (a)	28,000	29,091
Sinotrans, Ltd. - H Shares (China)	66,000	18,987
Tianjin Port Development Holdings, Ltd (China)	320,000	26,691
Transport Corp. of India, Ltd. (India)	5,602	48,030
VRL Logistics, Ltd. (India)	5,449	43,258
Yang Ming Marine Transport Corp. (Taiwan)	47,000	129,969
Zhejiang Expressway Co., Ltd. - H Shares (China) (a)	32,000	29,494
		1,292,575
Information Technology — 18.2%
Semiconductors & Semiconductor Equipment — 9.1%
ASE Industrial Holding Co., Ltd. ADR (Taiwan)	35,500	183,535
Chipbond Technology Corp. (Taiwan)	18,000	36,016
ChipMOS Technologies, Inc. (Taiwan)	30,000	37,376
Daqo New Energy Corp. ADR (China) (a)	2,500	178,450
DB HiTek Co., Ltd. (South Korea)	448	17,479

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	47

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Greatek Electronics, Inc. (Taiwan)	12,000	$25,224
King Yuan Electronics Co., Ltd. (Taiwan)	19,000	25,598
Kinsus Interconnect Technology Corp. (Taiwan) (a)	6,000	28,891
LX Semicon Co., Ltd. (South Korea)	2,376	177,605
Macronix International Co., Ltd. (Taiwan)	20,000	23,900
Nanya Technology Corp. (Taiwan)	25,000	41,599
Novatek Microelectronics Corp. (Taiwan)	16,000	162,756
Powerchip Semiconductor Manufacturing Corp. (Taiwan)	46,000	62,293
Powertech Technology, Inc. (Taiwan)	49,000	144,788
Radiant Opto-Electronics Corp. (Taiwan)	10,000	29,197
Sigurd Microelectronics Corp. (Taiwan)	15,000	26,243
SIMMTECH Co., Ltd. (South Korea)	634	18,307
SK Hynix, Inc. (South Korea)	4,284	304,689
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	28,900	2,362,575
Taiwan Surface Mounting Technology Corp. (Taiwan) (a)	7,000	21,337
United Microelectronics Corp. (Taiwan)	219,000	292,680
Vanguard International Semiconductor Corp. (Taiwan) (a)	19,000	49,417
Windbond Electronics Corp. (Taiwan)	75,000	54,865
		4,304,820
Software & Services — 1.5%
Digital China Holdings, Ltd. (China) (a)	73,000	36,304
eClerx Services, Ltd. (India)	8,879	216,962
Hinduja Global Solutions, Ltd. (India)	17,150	232,391
Oracle Financial Services Software, Ltd. (India)	3,896	153,342
Tech Mahindra, Ltd. (India)	5,351	68,073
		707,072
Technology Hardware & Equipment — 7.6%
Apex International Co., Ltd. (Taiwan) (a)	9,000	20,966
Asia Vital Components Co., Ltd. (Taiwan) (a)	7,000	21,956
ASUSTek Computer, Inc. (Taiwan)	19,000	198,674
BenQ Materials Corp. (Taiwan) (a)	28,000	29,665
Cheng Uei Precision Industry Co., Ltd. (Taiwan)	77,000	85,663
Chicony Electronics Co., Ltd. (Taiwan)	10,000	24,924
China Railway Signal & Communication Corp., Ltd. - H Shares (China) (c)	136,000	45,441
Compeq Manufacturing Co., Ltd. (Taiwan)	32,000	46,771
Coretronic Corp. (Taiwan)	11,000	18,636
Gigabyte Technology Co., Ltd. (Taiwan)	10,000	29,868
Hannstar Board Corp. (Taiwan) (a)	19,000	20,262
Innodisk Corp. (Taiwan)	4,000	21,953
Intops Co., Ltd. (South Korea)	1,013	20,514
Kingboard Holdings, Ltd. (China)	43,500	164,960
Korea Circuit Co., Ltd. (South Korea) (a)	1,163	17,518
	Shares	Value
Legend Holdings Corp. - H Shares (China) (a) (c)	48,500	$63,826
Lenovo Group, Ltd. (China)	382,000	358,963
LG Innotek Co., Ltd. (South Korea)	1,718	458,964
Nan Ya Printed Circuit Board Corp. (Taiwan)	6,000	52,769
Partron Co., Ltd. (South Korea)	3,110	20,468
Primax Electronics, Ltd. (Taiwan)	18,000	37,451
Redington India, Ltd. (India)	140,197	223,652
Samsung Electronics Co., Ltd.
(South Korea)	24,779	1,100,804
Simplo Technology Co., Ltd. (Taiwan)	4,000	34,321
Supreme Electronics Co., Ltd.
(Taiwan) (a)	17,000	24,072
Taiwan PCB Techvest Co., Ltd. (Taiwan)	32,000	41,127
Unimicron Technology Corp.
(Taiwan) (a)	17,000	90,965
Wah Lee Industrial Corp. (Taiwan)	7,000	19,885
Wasion Holdings, Ltd. (China)	80,000	26,308
WT Microelectronics Co., Ltd. (Taiwan)	14,000	31,658
Yangtze Optical Fibre and Cable Joint
Stock, Ltd. (China) (a)(c)	21,000	36,159
Zhen Ding Technology Holdings, Ltd.
(Taiwan)	45,000	155,863
		3,545,026
Materials — 8.3%
Materials — 8.3%
African Rainbow Minerals, Ltd. (South Africa)	4,931	64,784
Alpek S.A.B. de C V (Mexico)	57,900	80,022
Aluminum Corporation of China, Ltd. - H Shares (China)	44,000	16,540
Anhui Conch Cement Co., Ltd. - Class A (China)	4,600	24,266
Anhui Conch Cement Co., Ltd. - H Shares (China)	16,000	69,438
ArcelorMittal South Africa, Ltd. (South Africa) (a)	85,380	30,971
CAP S.A. (Chile)	2,676	24,116
Chambal Fertilisers and Chemicals, Ltd. (India)	9,449	31,947
China Hongqiao Group, Ltd. (China)	38,000	42,808
China Lumena New Materials Corp. (China) (a)(b)	1,700	0
China National Building Material Co., Ltd - H Shares (China)	50,000	53,557
Cia Siderurgica Nacional S.A. (Brazil)	12,100	35,703
Corporacion Aceros Arequipa S A (Peru)	61,109	20,942
Dongyue Group, Ltd. (China)	19,000	23,835
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	40,505	65,870
Gloria Material Technology Corp. (Taiwan)	39,000	32,964
Goldsun Building Materials Co. (Taiwan)	55,000	42,270
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd. (India)	7,896	57,393

See Notes to Financial Statements.

48	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Materials (continued)
Hanil Holdings Co., Ltd. (South Korea)	2,166	$18,321
Hindalco Industries, Ltd. (India)	16,142	69,614
Hindustan Zinc, Ltd. (India)	18,637	59,018
Hubei Xingfa Chemicals Group Co., Ltd. (China)	5,800	38,187
Hyundai Steel Co., Ltd. (South Korea)	2,917	72,873
Indorama Ventures PCL (Thailand)	66,400	88,614
Industrias Penoles S.A.B. de C.V. (Mexico)	7,900	73,278
Jindal Steel & Power, Ltd. (India) (a)	5,619	23,542
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A S (Turkey)	31,463	21,316
Kumba Iron Ore, Ltd. (South Africa)	1,928	62,502
Kumho Petrochemical Co., Ltd. (South Korea)	380	41,166
LOTTE Fine Chemical Co., Ltd. (South Korea)	423	21,574
Luxi Chemical Group Co., Ltd. (China) (a)	12,600	32,567
Magnitogorsk Iron & Steel Works PJSC (Russia) (b)	194,390	0
NMDC, Ltd. (India)	48,687	66,929
Novolipetsk Steel PJSC (Russia) (b)(c)	2,870	0
Orbia Advance Corp. S.A.B. de C.V. (Mexico)	41,900	98,356
Petronas Chemicals Group Bhd (Malaysia)	51,600	105,394
POSCO ADR (South Korea)	3,400	151,368
PPC, Ltd. (South Africa) (a)	80,869	14,266
SABIC Agri-Nutrients Co. (Saudi Arabia) (a)	3,987	146,697
Sahara International Petrochemical Co.SJSC (Saudi Arabia)	33,880	454,402
Sasol, Ltd. (South Africa) (a)	4,388	101,179
Satellite Chemical Co., Ltd. (China)	8,814	34,058
Shandong Hualu Hengsheng Chemical Co., Ltd. (China)	10,200	44,533
Shinkong Synthetic Fibers Corp. (Taiwan)	86,000	52,522
Sibanye-Stillwater, Ltd. ADR (South Africa)	16,300	162,511
Sichuan Yahua Industrial Group Co., Ltd (China)	5,100	24,953
Ta Ann Holdings Bhd (Malaysia)	37,200	33,600
Ta Chen Stainless Pipe Co., Ltd. (Taiwan) (a)	85,000	96,734
Taiwan Hon Chuan Enterprise Co., Ltd. (Taiwan)	20,000	51,243
Tata Steel, Ltd. (India)	5,522	60,888
Tharisa PLC (South Africa)	30,632	40,292
Tongling Nonferrous Metals Group Co., Ltd (China)	47,800	23,339
UPC Technology Corp. (Taiwan)	40,000	21,108
UPL, Ltd. (India)	3,878	31,140
Vale S.A. ADR (Brazil)	34,374	502,892
Vedanta, Ltd. (India)	28,782	81,520
West China Cement, Ltd. (China)	166,000	20,999
	Shares	Value
Materials (continued)
Yunnan Aluminium Co., Ltd. (China)	15,200	$22,409
Yunnan Tin Co., Ltd. (China)	12,100	30,348
Zijin Mining Group Co., Ltd. (China)	56,000	68,145
		3,881,823
Real Estate — 1.8%
Real Estate — 1.8%
AP Thailand PCL (Thailand)	91,500	25,951
China Jinmao Holdings Group, Ltd. (China) (a)	86,000	23,179
China Overseas Grand Oceans Group, Ltd (China)	166,031	88,592
China Overseas Land & Investment, Ltd (China)	17,500	55,666
Dipula Income Fund Ltd (South Africa)	129,530	27,866
Emaar Properties PJSC (United Arab Emirates)	62,302	88,443
Farglory Land Development Co., Ltd. (Taiwan)	24,000	50,555
Gemdale Properties and Investment Corp., Ltd. (China)	320,000	28,967
Greenland Holdings Corp., Ltd. - Class A (China)	58,300	34,511
Greenland Hong Kong Holdings, Ltd. (China)	164,000	32,454
Greentown China Holdings, Ltd. (China)	14,000	29,109
Hung Ching Development & Construction Co., Ltd. (Taiwan)	75,000	60,446
Kingdom Development Co., Ltd. (Taiwan)	22,000	24,141
Korea Real Estate Investment & Trust Co., Ltd. (South Korea)	14,920	19,781
Origin Property PCL (Thailand)	90,000	25,823
Sino-Ocean Group Holding, Ltd. (China)	812,500	138,026
Supalai PCL (Thailand)	44,500	23,459
Youngor Group Co., Ltd. (China)	70,700	70,046
		847,015
Utilities — 2.7%
Utilities — 2.7%
Beijing Enterprises Holdings, Ltd. (China)	40,000	142,216
Centrais Eletricas Santa Catarina (Brazil)	582	6,284
CESC, Ltd. (India)	31,840	28,797
China Everbright Water, Ltd. (China)	143,700	29,960
China Resources Power Holdings Co., Ltd (China)	46,000	95,014
China Tian Lun Gas Holdings, Ltd. (China)	28,000	17,647
China Water Affairs Group, Ltd. (China)	24,000	22,345
Datang International Power Generation Co., Ltd. - H Shares (China)	180,000	29,889
First Philippine Holdings Corp. (Philippines)	21,760	23,927
GAIL India, Ltd. (India) (c)	5,275	54,596

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	49

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Utilities (continued)
Huaneng Power International, Inc. -
H Shares (China) (a)	60,000	$29,872
Korea Gas Corp. (South Korea)	3,139	96,651
Kunlun Energy Co., Ltd. (China)	152,000	124,646
NTPC, Ltd. (India)	109,398	198,239
OGK-2 PJSC (Russia) (b)	5,740,000	0
Power Grid Corp. of India, Ltd. (India)	61,742	166,172
Qatar Electric & Water Co. (Qatar)	16,472	79,272
Saudi Electricity Co. (Saudi Arabia)	12,340	79,828
SGC Energy Co., Ltd. (South Korea)	689	19,507
SJVN, Ltd. (India)	77,130	26,354
		1,271,216
Total Common Stocks (Cost $47,010,648)		45,773,842

PREFERRED STOCKS — 1.4%
Energy — 0.6%
Energy — 0.6%
Petroleo Brasileiro S.A. ADR (Brazil)	27,000	287,010
Surgutneftegas PJSC (Russia) (b)	541,500	0
		287,010
Information Technology — 0.4%
Technology Hardware & Equipment — 0.4%
Samsung Electronics Co., Ltd. (South Korea)	4,440	179,752

Materials — 0.3%
Materials — 0.3%
Gerdau S.A. (Brazil)	27,100	115,957
Usinas Siderurgicas de Minas Gerais S.A. Usiminas (Brazil)	9,600	15,869
		131,826
Utilities — 0.1%
Utilities — 0.1%
Cia de Saneamento do Parana (Brazil)	60,000	42,999
Total Preferred Stocks (Cost $853,079)		641,587

WARRANTS — 0.0% (e)
Real Estate — 0.0% (e)
Real Estate — 0.0% (e)
Noble Development PCL (Thailand) (a) (Cost $0)	14,775	213

	Shares	Value
Investments at Value — 98.8%
(Cost $47,863,727)		$46,415,642

Other Assets in Excess of Liabilities — 1.2%		563,559

Net Assets — 100.0%		$46,979,201

(a)	Non-income producing security.

(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.8% of net assets. The total value of these securities is $376,688.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $1,772,560, which represents 3.8% of net assets as of June 30, 2022.

(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $244,076, which represents 0.5% of net assets as of June 30, 2022.

(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

50	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2022 (Unaudited)

		% of Net
Country	Value	Assets
China	$16,862,111	35.9%
Taiwan	6,504,955	13.8%
India	5,926,829	12.6%
South Korea	5,406,510	11.5%
Brazil	2,332,627	5.0%
Saudi Arabia	1,844,298	3.9%
South Africa	1,580,017	3.4%
Thailand	933,161	2.0%
Mexico	873,445	1.9%
Indonesia	818,661	1.7%
Malaysia	680,818	1.4%
Qatar	577,832	1.2%
United Arab Emirates	483,043	1.0%
Philippines	305,833	0.7%
Kuwait	278,323	0.6%
Chile	269,333	0.6%
Turkey	220,044	0.5%
Poland	163,751	0.3%
Colombia	124,123	0.3%
Egypt	95,240	0.2%
Peru	78,219	0.2%
Greece	56,469	0.1%
Russia	0	0.0%
Total Investments	$46,415,642	98.8%
Other Assets in Excess of Liabilities	563,559	1.2%
Net Assets	$46,979,201	100.0%

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	51

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
Communication Services — 4.3%
Media & Entertainment — 2.5%
Arnoldo Mondadori Editore SpA (Italy)	39,840	$71,483
Better Collective A/S (Sweden) (a)	18,207	243,483
ITV PLC (United Kingdom)	807,549	644,864
Mediaset Espana Comunicacion S A (Spain) (a)	13,356	55,036
MFE-MediaForEurope N.V. (Italy) (a)	141,571	64,954
Nine Entertainment Co. Holdings, Ltd. (Australia)	92,093	116,510
Nippon Television Holdings, Inc. (Japan)	35,200	313,197
Perion Network, Ltd. (Israel) (a)	3,115	57,213
Seven West Media, Ltd. (Australia) (a)	141,401	40,018
SKY Perfect JSAT Holdings, Inc. (Japan)	47,800	190,090
Telenet Group Holding N.V. (Belgium)	2,502	51,976
Television Francaise 1 (France)	139,215	987,344
		2,836,168
Telecommunication Services — 1.8%
Airtel Africa PLC (United Kingdom)	403,957	671,063
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	350,094	545,747
Millicom International Cellular S A (Sweden) (a)	36,059	516,753
Telekom Austria A.G. (Austria) (a)	43,321	288,202
		2,021,765
Consumer Discretionary — 12.0%
Automobiles & Components — 1.9%
Exedy Corp. (Japan)	33,700	427,470
G-Tekt Corp. (Japan)	16,300	153,062
NGK Spark Plug Co., Ltd. (Japan)	32,900	596,747
Schaeffler A.G. - Preferred Shares (Germany)	58,213	330,767
TPR Co., Ltd. (Japan)	40,400	357,075
Trigano S.A. (France)	2,894	284,689
		2,149,810
Consumer Durables & Apparel — 5.3%
Bellway PLC (United Kingdom)	26,498	696,678
Cairn Homes PLC (Ireland)	271,446	282,964
Cleanup Corp. (Japan)	15,900	67,189
Globeride, Inc. (Japan) (a)	21,600	339,650
Neinor Homes S.A. (Spain) (a)(b)	30,064	377,426
New Wave Group AB - B (Sweden)	10,239	136,907
Redrow PLC (United Kingdom)	189,603	1,131,962
SANKYO Co., Ltd. (Japan)	21,000	635,227
Sumitomo Forestry Co., Ltd. (Japan)	38,100	541,805
Tamron Co., Ltd. (Japan)	5,000	92,654
Texhong Textile Group, Ltd. (Hong Kong)	638,000	674,668
Vistry Group PLC (United Kingdom)	101,471	1,033,490
		6,010,620
Consumer Services —1.1%
AcadeMedia A.B. (Sweden) (b)	130,218	580,166
Betsson AB (Sweden) (a)	109,724	663,465
Riso Kyoiku Co., Ltd. (Japan) (a)	23,400	55,030
		1,298,661
	Shares	Value
Retailing — 3.7%
CECONOMY A.G. (Germany)	69,219	$194,009
Delek Automotive Systems, Ltd. (Israel)	42,912	468,584
FNAC Darty S.A. (France)	11,109	472,440
Harvey Norman Holdings, Ltd. (Australia)	190,674	489,027
IDOM, Inc. (Japan)	106,500	587,586
K’s Holdings Corp. (Japan)	15,700	153,265
Nick Scali, Ltd. (Australia)	15,978	91,133
Super Retail Group, Ltd. (Australia)	105,165	617,874
VT Holdings Co., Ltd. (Japan)	116,894	414,992
Warehouse Group, Ltd. (The) (New Zealand)	71,556	151,049
XEBIO Holdings Co., Ltd. (Japan)	55,600	379,844
Yamada-Denki Co., Ltd. (Japan)	56,500	203,167
		4,222,970
Consumer Staples — 6.5%
Food & Staples Retailing — 2.8%
GrainCorp, Ltd. (Australia)	158,852	1,046,244
Halows Co., Ltd. (Japan) (a)	10,200	227,635
Marks & Spencer Group PLC (United Kingdom) (a)	444,072	736,713
Mitsubishi Shokuhin Co., Ltd. (Japan)	21,819	609,330
Qol Holdings Co., Ltd. (Japan)	33,847	351,578
Sonae SGPS S.A. (Portugal)	90,547	111,074
		3,082,574
Food, Beverage & Tobacco — 3.7%
Agrana Beteiligungs A.G. (Austria) (a)	534	9,511
Bakkavor Group PLC (United Kingdom) (b)	84,642	96,026
Bonduelle SCA (France)	3,451	56,257
Bumitama Agri, Ltd. (Singapore)	144,400	69,187
First Pacific Co. (Hong Kong)	978,000	380,149
Golden Agri-Resources, Ltd. (Singapore)	2,175,700	391,479
Itoham Yonekyu Holdings, Inc. (Japan)	118,600	604,076
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	28,618	402,365
Nippon Suisan Kaisha, Ltd. (Japan) (a)	70,000	295,600
S Foods, Inc. (Japan)	23,900	550,872
Scandinavian Tobacco Group A/S (Denmark) (b)	64,090	1,256,299
Starzen Co., Ltd. (Japan)	11,605	170,337
		4,282,158
Household & Personal Products — 0.0% (c)
Best World International, Ltd. (Singapore) (a)(d)	88,900	0

Energy — 2.9%
Energy — 2.9%
Cosmo Energy Holdings Co., Ltd. (Japan)	35,500	978,844
CropEnergies A.G. (Germany)	30,343	404,683
DNO A S.A. (Norway)	268,533	372,755
New Hope Corp., Ltd. (Australia)	271,605	652,895
Oil Refineries, Ltd. (Israel)	573,467	206,075
Serica Energy PLC (United Kingdom)	84,350	292,297
Whitehaven Coal, Ltd. (Australia)	130,109	437,302
		3,344,851

See Notes to Financial Statements.

52	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Financials — 10.9%
Banks — 6.3%
Banco de Sbadell S.A. (Spain)	121,485	$97,383
Bank of Georgia Group PLC (United Kingdom)	45,369	721,256
Bank of Ireland Group PLC (Ireland)	66,198	418,298
Bank of Saga, Ltd. (The) (Japan)	12,100	131,480
BAWAG Group A.G. (Austria) (a)(b)	13,993	590,550
Genworth Mortgage Insurance Australia, Ltd. (Australia)	580,337	923,526
Keiyo Bank, Ltd. (The) (Japan)	129,900	456,975
Mebuki Financial Group, Inc. (Japan)	262,400	517,475
Nishi-Nippon Financial Holdings, Inc.
(Japan)	81,300	449,872
OSB Group PLC (United Kingdom)	123,383	725,104
Spar Nord Bank A/S (Denmark)	40,672	431,873
Sydbank A/S (Denmark)	8,816	271,358
TBC Bank Group PLC (United Kingdom)	32,713	503,477
Virgin Money UK PLC (United Kingdom)	421,286	675,020
Yamaguchi Financial Group, Inc. (Japan)	58,200	319,630
		7,233,276
Diversified Financials — 2.5%
Banca IFIS S.p.A. (Italy)	35,326	500,004
Fuyo General Lease Co., Ltd. (Japan)	3,600	204,267
Insignia Financial, Ltd. (Australia)	69,028	128,665
Leonteq A.G. (Switzerland)	9,128	507,925
Ninety One PLC (United Kingdom) (a)	5,602	13,481
Resurs Holding A.B. (Sweden) (b)	243,662	484,660
Sun Hung Kai & Co., Ltd. (Hong Kong)	751,424	351,441
Tokai Tokyo Financial Holdings, Inc. (Japan)	167,600	457,398
Yangzijiang Financial Holding Pte, Ltd. (Singapore) (a)	580,700	171,358
		2,819,199
Insurance — 2.1%
ASR Nederland N.V. (Netherlands)	20,803	838,489
Coface S.A. (France)	10,524	110,515
Mapfre S.A. (Spain)	106,870	188,934
Phoenix Holdings, Ltd. (The) (Israel)	64,389	639,396
Unipol Gruppo S.p.A. (Italy)	135,765	618,242
		2,395,576
Health Care — 6.6%
Health Care Equipment & Services — 5.3%
Ambea A.B. (Sweden) (b)	41,641	190,491
BML, Inc. (Japan)	23,500	610,953
Coltene Holding A.G. (Switzerland) (a)	2,213	190,852
Craneware PLC (United Kingdom)	19,845	444,484
Galenica A.G. (Switzerland) (b)	13,616	1,047,465
Getinge A.B. - B Shares (Sweden)	34,946	809,868
Guerbet (France) (a)	4,052	94,455
Healius, Ltd. (Australia)	278,443	706,099
Ion Beam Applications S.A. (Belgium)	3,717	60,593
Japan Lifeline Co., Ltd. (Japan) (a)	80,000	539,921
Mediclinic International PLC (United Kingdom) (a)	165,898	928,378
	Shares	Value
Health Care Equipment & Services (continued)
Medipal Holdings Corp. (Japan)	9,300	$131,181
Metall Zug A.G. (Switzerland)	45	90,036
Oriola OYJ (Finland)	115,041	228,847
		6,073,623
Pharmaceuticals, Biotechnology & Life Sciences — 1.3%
Alliance Pharma PLC (United Kingdom)	106,674	148,290
Boiron S.A. (France)	5,279	227,862
Dermapharm Holding S E (Germany)	10,308	513,544
Towa Pharmaceutical Co., Ltd. (Japan)	33,973	616,653
		1,506,349
Industrials — 21.9%
Capital Goods — 13.2%
Andritz A.G. (Austria)	8,032	324,135
Bobst Group S.A. (Switzerland)	7,976	513,323
Danieli & C Officine Meccaniche S p A (Italy)	42,763	602,522
Fletcher Building, Ltd. (New Zealand)	203,031	637,404
Hanwa Co., Ltd. (Japan)	18,100	377,809
Hochtief A.G. (Germany)	8,058	394,927
IDEC Corp. (Japan) (a)	24,200	499,758
Inwido A.B. (Sweden)	30,854	340,104
Keller Group PLC (United Kingdom)	54,533	480,913
Kloeckner & Co. S.E. (Germany)	84,008	645,672
Koninklijke BAM Groep N.V. (Netherlands) (a)	207,224	488,609
Kumagai Gumi Co., Ltd. (Japan)	11,500	232,851
Leonardo S.p.A. (Italy)	69,703	707,003
Manitou BF S.A. (France)	7,262	135,556
Morgan Sindall Group PLC (United Kingdom)	37,001	820,545
NCC A.B. (Sweden)	32,692	329,951
Nippon Steel Trading Corp. (Japan)	13,200	494,824
Noritake Co., Ltd./Nagoya Japan (Japan)	18,900	562,327
Noritsu Koki Co., Ltd. (Japan) (a)	11,900	201,469
NRW Holdings, Ltd. (Australia)	746,195	875,804
Porr A.G. (Austria)	4,537	58,705
Rexel S.A. (France)	38,480	594,434
Sodick Co., Ltd. (Japan)	120,900	725,388
Sojitz Corp. (Japan)	50,800	719,992
Star Micronics Co., Ltd. (Japan)	56,100	671,048
Sulzer A.G. (Switzerland)	8,906	555,143
Takamatsu Construction Group Co.,
Ltd. (Japan)	19,200	291,771
TOA Corp. (Japan)	16,080	294,017
Tsubakimoto Chain Co. (Japan)	29,887	669,758
Yangzijiang Shipbuildings Holdings, Ltd.
(Singapore)	794,200	531,777
Yurtec Corp. (Japan)	51,400	279,215
Zumtobel Group A.G. (Austria)	11,293	83,478
		15,140,232
Commercial & Professional Services — 2.9%
Bilfinger S.E. (Germany)	9,736	286,057
Derichebourg S.A. (France)	85,140	494,523
Elis S.A. (France)	37,574	502,620

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	53

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Commercial & Professional Services (continued)
Loomi S.A.B. (Sweden)	20,955	$511,845
McMillan Shakespeare, Ltd. (Australia)	29,637	199,357
PageGroup PLC (United Kingdom)	133,604	654,378
Renewi PLC (United Kingdom) (a)	62,542	550,424
Societe BIC S.A. (France)	1,895	103,950
		3,303,154
Transportation — 5.8%
bpost S.A. (Belgium)	34,013	201,492
D/S Norden A/S (Denmark)	18,637	649,244
FirstGroup PLC (United Kingdom) (a)	336,093	522,899
Golden Ocean Group, Ltd. (Norway)	64,497	762,672
Hamakyorex Co., Ltd. (Japan)	10,000	211,549
Kawasaki Kisen Kaisha, Ltd. (Japan)	6,100	373,230
Konoike Transport Co., Ltd. (Japan) (a)	24,000	224,367
Maruzen Showa Unyu Co., Ltd. (Japan) (a)	9,700	218,030
Mitsui OSK Lines, Ltd. (Japan)	18,900	434,754
Mitsui-Soko Holdings Co., Ltd. (Japan)	9,900	210,212
MPC Container Ships A/S (Norway)	142,867	284,974
Pacific Basin Shipping, Ltd. (Hong Kong)	1,447,000	556,300
Redde Northgate PLC (United Kingdom)	220,559	905,987
Stolt-Nielsen, Ltd. (Norway)	11,597	245,749
Wallenius Wilhelmsen A.S.A. (Norway)	85,157	462,393
ZIM Integrated Shipping Services, Ltd. (Israel)	6,900	325,887
		6,589,739
Information Technology — 9.6%
Semiconductors & Semiconductor Equipment — 2.7%
ASM Pacific Technology, Ltd.
(Hong Kong)	7,000	59,578
Elmos Semiconductor A.G. (Germany)	9,922	380,894
Ferrotec Holdings Corp. (Japan)	20,500	392,417
Micronics Japan Co., Ltd. (Japan)	61,100	561,129
Shinko Electric Industries Co., Ltd. (Japan) (a)	3,500	90,391
Tokyo Seimitsu Co., Ltd. (Japan)	14,400	474,624
u-blox Holding A.G. (Switzerland) (a)	11,198	1,136,878
		3,095,911
Software & Services — 4.3%
Bravura Solutions, Ltd. (Australia)	129,817	126,985
Computacenter PLC (United Kingdom)	39,521	1,131,741
Econocom Group S.A./N.V. (Belgium)	167,699	586,254
Formula Systems (1985), Ltd. (Israel)	2,319	210,359
Indra Sistemas S.A. (Spain) (a)	52,851	505,992
Iress, Ltd. (Australia)	48,578	386,058
Know IT A.B. (Sweden)	13,070	365,713
Malam - Team, Ltd. (Israel)	2,378	51,123
Micro Focus International PLC (United Kingdom)	131,164	446,315
TietoEVRY OYJ (Finland)	31,890	790,198
transcosmos, inc. (Japan)	11,600	299,296
		4,900,034
Technology Hardware & Equipment — 2.6%
Citizen Watch Co., Ltd. (Japan)	77,300	314,441
Comet Holdings A.G. (Switzerland)	2,571	405,384
Hakuto Co., Ltd. (Japan)	12,700	237,266
	Shares	Value
Technology Hardware & Equipment (continued)
Ituran Location and Control, Ltd. (Israel)	25,623	$627,507
Kaga Electronics Co., Ltd. (Japan)	9,100	203,485
Macnica Fuji Electronics Holdings, Inc.
(Japan)	14,400	277,749
Nippon Electric Glass Co., Ltd. (Japan)	42,500	813,933
		2,879,765
Materials — 9.5%
Materials — 9.5%
Acerinox S.A. (Spain) (a)	53,054	514,990
Allkem Ltd (Australia) (a)	25,220	180,429
Atalaya Mining PLC (United Kingdom)	149,068	585,196
Champion Iron, Ltd. (Australia)	12,762	47,721
Coronado Global Resources, Inc. (Australia) (b)	750,975	864,954
Daiken Corp. (Japan)	38,800	525,407
Dowa Holdings Company, Ltd. (Japan) (a)	8,700	288,017
Elkem A.S.A. (Norway) (b)	166,500	534,813
Grange Resources, Ltd. (Australia)	709,461	621,115
Incitec Pivot, Ltd. (Australia)	444,687	1,023,607
K+S A.G. (Germany)	23,981	583,490
KANTO DENKA KOGYO Co., Ltd. (Japan)	69,700	454,608
KH Neochem Co., Ltd. (Japan)	30,342	556,345
Mitsui Mining & Smelting Co., Ltd. (Japan)	11,400	265,854
Nittetsu Mining Co., Ltd. (Japan) (a)	5,200	196,810
OCI N.V. (Netherlands)	13,025	428,351
Outokumpu OYJ (Finland)	85,963	358,683
Pan African Resources PLC (United Kingdom)	2,213,977	563,564
Salzgitter A.G. (Germany)	18,880	461,551
Semapa-Sociedade de Investimento e Gestao (Portugal)	6,031	85,028
Sims, Ltd. (Australia)	29,957	284,803
SSAB A.B. - B Shares (Sweden)	120,919	502,413
Tokyo Steel Manufacturing Co., Ltd. (Japan)	34,500	380,652
Toyo Seikan Group Holdings, Ltd. (Japan)	20,300	212,896
Yamato Kogyo Co., Ltd. (Japan)	8,800	290,803
		10,812,099
Real Estate — 11.5%
Real Estate — 11.5%
Aedas Homes S.A. (Spain) (b)	2,881	64,291
AEON REIT Investment Corp. (Japan) (a)	278	314,032
Centuria Office REIT (Australia)	205,307	241,438
Charter Hall Retail REIT (Australia)	32,241	84,217
Cromwell European Real Estate Investment Trust (Singapore)	137,189	280,271
Cromwell Property Group (Australia)	1,121,944	585,594
Custodian REIT PLC (United Kingdom)	111,968	135,886
Dios Fastigheter A.B. (Sweden)	69,805	486,856
Eagle Hospitality Trust (Singapore) (a)(d)	1,204,600	0
Eurocommercial Properties N.V. (Netherlands)	3,754	80,644
Goldcrest Co., Ltd. (Japan)	42,430	537,688

See Notes to Financial Statements.

54	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Real Estate (continued)
Immobiliare Grande Distribuzione Società (Italy)	17,724	$66,042
Impact Healthcare REIT plc (United Kingdom)	111,410	158,245
Isras Investment Co., Ltd. (Israel)	1,721	330,095
Kenedix Retail REIT Corp. (Japan)	438	888,964
Keppel Pacific Oak US REIT (Singapore) (a)	756,900	529,937
Kerry Properties, Ltd. (Hong Kong)	111,000	308,664
Kiwi Property Group, Ltd. (New Zealand)	162,620	98,990
MIRAI Corp. (Japan)	3,028	1,114,705
NewRiver REIT PLC (United Kingdom) (b)	211,652	227,494
Nexity S.A. (France)	21,484	576,737
Norstar Holdings, Inc. (Israel)	7,328	65,230
Peach Property Group A.G. (Switzerland) (a)	9,162	339,273
Prime US REIT (Singapore)	788,100	532,146
Regional REIT, Ltd. (United Kingdom)	562,021	496,381
Retail Estates N.V. (Belgium)	5,696	379,877
Sagax A.B. (Sweden)	190,075	428,670
Sasseur Real Estate Investment Trust (Singapore)	136,500	76,653
Savills PLC (United Kingdom)	10,800	133,163
Star Asia Investment Corp. (Japan)	1,956	885,094
Starhill Global REIT (Singapore)	363,100	151,549
TAG Immobilien A.G. (Germany)	42,174	482,738
Takara Leben Real Estate Investment Trust Corp. (Japan)	404	349,738
Tosei Corp. (Japan)	43,125	400,629
Urban Logistics REIT PLC (United Kingdom)	318,239	627,158
Wereldhave N.V. (Netherlands)	42,291	635,070
		13,094,160
Utilities — 3.0%
Utilities — 3.0%
A2A S.p.A. (Italy)	149,994	190,821
Centrica PLC (United Kingdom) (a)	123,222	120,328
Drax Group PLC (United Kingdom)	107,711	845,458
Electric Power Development Co., Ltd. (Japan)	52,200	862,970
EVN A.G.. (Austria)	9,936	211,564
Genesis Energy, Ltd. (New Zealand)	52,647	87,069
Iren S.p.A. (Italy) (a)	309,472	676,906
Italgas S.p.A. (Italy)	11,344	66,178
Rubis SCA (France)	3,065	72,069
Shikoku Electric Power Co., Inc. (Japan) (a)	46,500	272,000
		3,405,363
Investments at Value — 98.7%
(Cost $124,512,835)		$112,498,057

Other Assets in Excess of Liabilities — 1.3%		1,459,252

Net Assets — 100.0%		$113,957,309

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $6,364,635, which represents 5.6% of net assets as of June 30, 2022.

(c)	Percentage rounds to less than 0.1%.

(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	55

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2022 (Unaudited)

		% of Net
Country	Value	Assets
Japan	$34,288,804	30.1%
United Kingdom	18,868,658	16.6%
Australia	10,771,374	9.4%
Sweden	6,591,345	5.8%
Switzerland	4,786,279	4.2%
France	4,713,451	4.1%
Germany	4,678,332	4.1%
Italy	3,564,155	3.1%
Israel	3,527,216	3.1%
Singapore	2,734,357	2.4%
Norway	2,663,356	2.3%
Denmark	2,608,774	2.3%
Netherlands	2,471,163	2.2%
Hong Kong	2,330,800	2.0%
Spain	1,804,052	1.6%
Austria	1,566,145	1.4%
Finland	1,377,728	1.2%
Belgium	1,280,192	1.1%
New Zealand	974,512	0.9%
Ireland	701,262	0.6%
Portugal	196,102	0.2%
Total Investments	$112,498,057	98.7%
Other Assets in Excess of Liabilities	1,459,252	1.3%
Net Assets	$113,957,309	100.0%

See Notes to Financial Statements.

56	| www.sbhfunds.com

Segall Bryant & Hamill
Fundamental International Small Cap Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.3%
Communication Services — 1.3%
Telecommunication Services — 1.3%
KINX, Inc. (South Korea)	20,285	$752,659

Consumer Discretionary — 23.4%
Consumer Durables & Apparel — 8.1%
Leatt Corp. (South Africa) (a)	86,030	1,957,183
Victoria PLC (United Kingdom) (a)	495,293	2,720,970
		4,678,153
Consumer Services — 12.6%
Evolution Gaming Group A.B.
(Sweden) (b)	24,550	2,245,713
Fu Shou Yuan International Group, Ltd. (China) (b)	1,065,247	767,273
NEOGAMES S.A (Israel) (a)	117,414	1,574,522
Pollard Banknote, Ltd. (Canada)	87,674	1,373,737
Webjet, Ltd. (Australia) (a)	342,442	1,268,095
		7,229,340
Retailing — 2.7%
China Meidong Auto Holdings, Ltd.
(China)	489,500	1,555,459

Consumer Staples — 2.6%
Food & Staples Retailing — 2.6%
Yifeng Pharmacy Chain Co., Ltd. -
Class A (China)	189,551	1,497,243

Financials — 9.3%
Banks — 1.0%
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	49,449	541,735

Diversified Financials — 8.3%
Azimut Holdings S.p.A. (Italy)	104,677	1,821,517
M&A Capital Partners Co., Ltd. (Japan) (a)	34,200	902,372
Strike Co., Ltd. (Japan)	81,440	2,053,438
		4,777,327
Health Care — 1.6%
Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
SwedenCare A.B. (Sweden)	108,150	920,864

Industrials — 29.5%
Capital Goods — 15.9%
AutoStore Holdings, Ltd. (Norway) (a)(b)	456,100	660,991
Brodrene A. & O. Johansen A/S (Denmark)	255,500	2,460,743
Diploma PLC (United Kingdom)	34,480	939,026
Fluidra S.A. (Spain)	119,000	2,420,633
IMCD N.V. (Netherlands)	9,300	1,271,290
Instalco A.B. (Sweden)	328,400	1,366,153
		9,118,836
	Shares	Value
Commercial & Professional Services — 12.6%
BayCurrent Consulting, Inc. (Japan)	7,900	$2,111,927
Boyd Group Services, Inc. (Canada)	6,415	690,995
GFL Environmental, Inc. (Canada)	84,668	2,181,026
Japan Elevator Service Holdings Company, Ltd. (Japan) (a)	84,600	884,825
Mo-BRUK S.A. (Poland)	21,500	1,377,913
		7,246,686
Transportation — 1.0%
InPost S.A. (Poland) (a)	95,500	553,184

Information Technology — 26.6%
IT Services — 8.7%
CANCOM S.E. (Germany)	14,530	490,773
Constellation Software, Inc. (Canada)	2,412	3,580,432
Keywords Studios PLC (Ireland)	34,779	929,098
		5,000,303
Software — 11.4%
Epsilon Net S.A. (Greece)	348,100	2,034,990
GB Group PLC (United Kingdom)	162,866	794,127
LiveChat Software S.A. (Poland)	31,985	701,020
Mercell Holding A.S.A. (Norway) (a)(b)	502,335	309,277
Sinch A.B. (Sweden) (a)(b)	191,750	626,301
Topicus.com, Inc. (Netherlands) (a)	36,949	2,084,710
		6,550,425
Technology Hardware & Equipment — 6.5%
Cherry A.G. (Germany) (a)(b)	144,301	1,256,679
Endor A.G. (Germany)	36,000	577,056
PAX Global Technology, Ltd. (Hong Kong) 2,469,200		1,924,804
		3,758,539
Investments at Value — 94.3%
(Cost $69,490,168)		$54,180,753

Other Assets in Excess of Liabilities — 5.7%		3,267,460

Net Assets — 100.0%		$57,448,213

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $5,866,234, which represents 10.2% of net assets as of June 30, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	57

Segall Bryant & Hamill
Fundamental International Small Cap Fund	Statement of Investments
June 30, 2022 (Unaudited)

		% of Net
Country	Value	Assets
Canada	$7,826,190	13.6%
Japan	5,952,562	10.4%
Sweden	5,159,031	9.0%
United Kingdom	4,995,858	8.7%
China	3,819,975	6.7%
Netherlands	3,356,000	5.8%
Poland	2,632,117	4.6%
Denmark	2,460,743	4.3%
Spain	2,420,633	4.2%
Germany	2,324,508	4.0%
Greece	2,034,990	3.5%
South Africa	1,957,183	3.4%
Hong Kong	1,924,804	3.4%
Italy	1,821,517	3.2%
Israel	1,574,522	2.7%
Australia	1,268,095	2.2%
Norway	970,268	1.7%
Ireland	929,098	1.6%
South Korea	752,659	1.3%
Total Investments	$54,180,753	94.3%
Other Assets in Excess of Liabilities	3,267,460	5.7%
Net Assets	$57,448,213	100.0%

See Notes to Financial Statements.

58	| www.sbhfunds.com

Segall Bryant & Hamill
Fundamental International Small Cap Fund	Statement of Investments
June 30, 2022 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

						Asset	Liability
						Derivatives	Derivatives
	Settlement	Fund	U.S. $Value at	Fund	U.S. $Value at	Unrealized	Unrealized
Counterparty	Date	Receiving	June 30, 2022	Delivering	June 30, 2022	Appreciation	Depreciation
BNY Mellon	9/29/2022	AED	143,883	USD	143,866	$17	$—
BNY Mellon	9/29/2022	AUD	2,948,002	USD	3,088,938	—	(140,936)
BNY Mellon	9/29/2022	BRL	1,043,070	USD	1,112,323	—	(69,253)
BNY Mellon	9/29/2022	CHF	2,148,044	USD	2,109,320	38,724	—
BNY Mellon	9/29/2022	CLP	103,366	USD	114,339	—	(10,973)
BNY Mellon	9/29/2022	COP	36,344	USD	39,635	—	(3,291)
BNY Mellon	9/29/2022	CZK	5,749	USD	5,862	—	(113)
BNY Mellon	9/29/2022	GBP	360,162	USD	372,487	—	(12,325)
BNY Mellon	9/29/2022	HUF	8,603	USD	8,937	—	(334)
BNY Mellon	9/29/2022	IDR	355,785	USD	367,893	—	(12,108)
BNY Mellon	9/29/2022	ILS	1,189,107	USD	1,241,017	—	(51,910)
BNY Mellon	9/29/2022	INR	3,503,321	USD	3,549,805	—	(46,484)
BNY Mellon	9/29/2022	JPY	8,355,921	USD	8,546,089	—	(190,168)
BNY Mellon	9/29/2022	KRW	1,748,825	USD	1,800,903	—	(52,078)
BNY Mellon	9/29/2022	KWD	200,275	USD	200,277	—	(2)
BNY Mellon	9/29/2022	MXP	324,966	USD	332,162	—	(7,196)
BNY Mellon	9/29/2022	NZD	407,595	USD	423,276	—	(15,681)
BNY Mellon	9/29/2022	PHP	150,831	USD	155,971	—	(5,140)
BNY Mellon	9/29/2022	QAR	165,813	USD	165,478	335	—
BNY Mellon	9/29/2022	SAR	426,772	USD	426,302	470	—
BNY Mellon	9/29/2022	SGD	895,904	USD	905,892	—	(9,988)
BNY Mellon	9/29/2022	THB	657,193	USD	672,367	—	(15,174)
BNY Mellon	9/29/2022	TRY	215,521	USD	203,881	11,640	—
BNY Mellon	9/29/2022	TWD	3,668,850	USD	3,707,577	—	(38,727)
BNY Mellon	9/29/2022	USD	5,514,902	CAD	5,373,108	141,794	—
BNY Mellon	9/29/2022	USD	1,390,672	CNY	1,386,631	4,041	—
BNY Mellon	9/29/2022	USD	2,738,489	DKK	2,679,434	59,055	—
BNY Mellon	9/29/2022	USD	7,217,119	EUR	7,060,160	156,959	—
BNY Mellon	9/29/2022	USD	2,444,470	HKD	2,443,005	1,465	—
BNY Mellon	9/29/2022	USD	266,177	NOK	255,540	10,637	—
BNY Mellon	9/29/2022	USD	2,048,718	PLN	1,957,908	90,810	—
BNY Mellon	9/29/2022	USD	3,003,287	SEK	2,873,301	129,986	—
BNY Mellon	9/29/2022	ZAR	675,342	USD	711,924	—	(36,582)
Total						$645,933	$(718,463)

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	59

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.4%
Communication Services — 3.3%
Media & Entertainment — 3.3%
Alphabet, Inc. - Class C (a)	403	$881,542

Consumer Discretionary — 13.9%
Consumer Durables & Apparel — 3.3%
Capri Holdings, Ltd. (a)	7,524	308,559
LVMH Moet Hennessy Louis Vuitton
S E (France)	945	579,015
		887,574
Consumer Services — 3.2%
Compass Group PLC (United Kingdom)	26,227	538,464
Darden Restaurants, Inc.	2,919	330,197
		868,661
Retailing — 7.4%
Amazon.com, Inc. (a)	5,200	552,292
Dollarama, Inc. (Canada)	9,736	560,587
Home Depot, Inc. (The)	1,576	432,250
O’Reilly Automotive, Inc. (a)	686	433,387
		1,978,516
Consumer Staples — 6.8%
Food & Staples Retailing — 1.5%
Costco Wholesale Corp	821	393,489

Food, Beverage & Tobacco — 4.0%
Diageo PLC (United Kingdom)	15,456	667,571
Mondelez International, Inc. - Class A	6,716	416,996
		1,084,567
Household & Personal Products — 1.3%
Unilever PLC (United Kingdom)	7,989	364,128

Energy — 5.0%
Energy — 5.0%
Chevron Corp	2,801	405,529
ConocoPhillips	4,456	400,193
Suncor Energy, Inc. (Canada)	15,299	536,536
		1,342,258
Financials — 11.5%
Banks — 2.5%
JPMorgan Chase & Co.	5,903	664,737

Diversified Financials — 2.7%
Partners Group Holding A G
(Switzerland)	392	354,025
S&P Global, Inc.	1,142	384,923
		738,948
Insurance — 6.3%
Aon PLC - Class A (Ireland)	2,284	615,949
Globe Life, Inc.	6,635	646,713
Reinsurance Group of America, Inc.	3,795	445,116
		1,707,778
Health Care — 17.8%
Health Care Equipment & Services — 8.2%
Alcon, Inc. (Switzerland)	5,906	412,770
McKesson Corp	1,538	501,711
	Shares	Value
Health Care Equipment & Services (continued)
STERIS plc (Ireland)	2,613	$538,670
UnitedHealth Group, Inc.	1,474	757,091
		2,210,242
Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
Bio-Techne Corp	1,260	436,766
Charles River Laboratories
International, Inc. (a)	1,367	292,497
Eurofins Scientific, Inc. (Luxembourg)	3,834	302,721
Lonza Group A.G. (Switzerland)	947	505,844
Perrigo Co. PLC (Ireland)	13,715	556,418
Zoetis, Inc.	2,863	492,121
		2,586,367
Industrials — 11.2%
Capital Goods — 10.1%
AZEK Co., Inc. (The) - Class A (a)	13,902	232,720
Parker-Hannifin Corp	1,623	399,339
Quanta Services, Inc.	6,739	844,666
Raytheon Technologies Corp	5,955	572,335
Sandvik A.B. (Sweden)	20,029	326,393
Schneider Electric S E (France)	3,017	359,396
		2,734,849
Commercial & Professional Services — 1.1%
Jacobs Engineering Group, Inc.	2,284	290,365

Information Technology — 22.6%
Semiconductors & Semiconductor Equipment — 7.3%
ASML Holding N.V. (Netherlands)	1,040	491,204
Marvell Technology, Inc. (Bermuda)	11,299	491,845
Monolithic Power Systems, Inc.	1,397	536,504
NXP Semiconductors N.V. (Netherlands)	3,049	451,343
		1,970,896
Software & Services — 11.6%
Adobe, Inc. (a)	687	251,483
Capgemini S E (France)	3,418	589,311
Microsoft Corp	4,590	1,178,850
ServiceNow, Inc. (a)	849	403,716
Visa, Inc. - Class A	3,648	718,255
		3,141,615
Technology Hardware & Equipment — 3.7%
Apple, Inc.	3,649	498,891
Keysight Technologies, Inc. (a)	3,541	488,127
		987,018

See Notes to Financial Statements.

60	| www.sbhfunds.com

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Materials — 4.3%
Materials — 4.3%
Franco-Nevada Corp. (Canada)	3,232	$425,267
Linde PLC (United Kingdom)	2,576	740,677
		1,165,944
Investments at Value — 96.4%
(Cost $24,063,979)		$25,999,494

Other Assets in Excess of Liabilities — 3.6%		975,213

Net Assets — 100.0%		$26,974,707

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country Breakdown
		% of Net
Country	Value	Assets
United States	$15,591,360	57.8%
United Kingdom	2,310,840	8.6%
Ireland	1,711,037	6.3%
France	1,527,722	5.7%
Canada	1,522,390	5.7%
Switzerland	1,272,639	4.7%
Netherlands	942,547	3.5%
Bermuda	491,845	1.8%
Sweden	326,393	1.2%
Luxembourg	302,721	1.1%
Total Investments	$25,999,494	96.4%
Other Assets in Excess of Liabilities	975,213	3.6%
Net Assets	$26,974,707	100.0%

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	61

Segall Bryant & Hamill Workplace Equality Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.2%
Communication Services — 7.1%
Media & Entertainment — 7.1%
Alphabet, Inc. - Class C (a)	512	$1,119,975
Live Nation Entertainment, Inc. (a)	5,864	484,249
		1,604,224
Consumer Discretionary — 9.7%
Consumer Durables & Apparel — 2.2%
NIKE, Inc. - Class B	2,786	284,729
Tapestry, Inc.	7,300	222,796
		507,525
Consumer Services — 2.9%
Chipotle Mexican Grill, Inc. (a)	217	283,675
Wendy’s Co. (The)	19,254	363,516
		647,191
Retailing — 4.6%
Amazon.com, Inc. (a)	5,620	596,900
Dollar General Corp	1,843	452,346
		1,049,246
Consumer Staples — 5.6%
Food, Beverage & Tobacco — 3.0%
Constellation Brands, Inc. - Class A	1,518	353,785
Mondel z International, Inc. - Class A	5,304	329,325
		683,110
Household & Personal Products — 2.6%
Estee Lauder Cos., Inc. (The) - Class A	1,117	284,467
Unilever PLC ADR (United Kingdom)	6,516	298,628
		583,095
Energy — 4.3%
Energy — 4.3%
Chevron Corp	3,552	514,259
ConocoPhillips	5,250	471,502
		985,761
Financials — 11.1%
Banks — 3.3%
First Republic Bank	1,637	236,055
JPMorgan Chase & Co.	4,569	514,515
		750,570
Diversified Financials — 3.7%
Blackstone, Inc.	5,052	460,894
MSCI, Inc.	924	380,827
		841,721
Insurance — 4.1%
Arthur J. Gallagher & Co.	2,732	445,425
Reinsurance Group of America, Inc.	4,079	478,426
		923,851
Health Care — 16.6%
Health Care Equipment & Services — 8.7%
Abbott Laboratories	3,679	399,723
McKesson Corp	1,423	464,197
Stryker Corp	2,000	397,860
UnitedHealth Group, Inc.	1,398	718,055
		1,979,835
Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
Bio-Techne Corp	1,073	371,945
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Danaher Corp	2,424	$614,533
Thermo Fisher Scientific, Inc.	823	447,119
Zoetis, Inc.	2,061	354,265
		1,787,862
Industrials — 10.0%
Capital Goods — 6.0%
Carrier Global Corp	8,821	314,557
Deere & Co	1,312	392,904
Raytheon Technologies Corp	6,845	657,873
		1,365,334
Commercial & Professional Services — 4.0%
Jacobs Engineering Group, Inc.	3,667	466,186
Republic Services, Inc.	3,371	441,163
		907,349
Information Technology — 26.9%
Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc. (a)	3,367	257,474
Applied Materials, Inc.	4,206	382,662
Microchip Technology, Inc.	5,920	343,834
NVIDIA Corp	2,667	404,290
		1,388,260
Software & Services — 14.3%
Adobe, Inc. (a)	1,037	379,604
Intuit, Inc.	1,122	432,464
Microsoft Corp	4,794	1,231,243
ServiceNow, Inc. (a)	1,076	511,660
Visa, Inc. - Class A	3,559	700,731
		3,255,702
Technology Hardware & Equipment — 6.5%
Apple, Inc.	4,556	622,896
Keysight Technologies, Inc. (a)	3,974	547,816
Zebra Technologies Corp. - Class A (a)	1,006	295,714
		1,466,426
Materials — 3.0%
Materials — 3.0%
Avery Dennison Corp	2,246	363,560
Eastman Chemical Co	3,499	314,105
		677,665

See Notes to Financial Statements.

62	| www.sbhfunds.com

Segall Bryant & Hamill Workplace Equality Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Shares	Value
Real Estate — 2.9%
Real Estate — 2.9%
American Tower Corp	1,376	$351,692
Iron Mountain, Inc.	6,056	294,867
		646,559

Investments at Value — 97.2% (Cost $21,646,377)		$22,051,286

Other Assets in Excess of Liabilities — 2.8%		634,256

Net Assets — 100.0%		$22,685,542

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	63

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 79.9%
Finance — 4.5%
Banking — 4.5%
American Express Co.	3.375%	05/03/24	$450,000	$446,761
Bank of America Corp.	4.100%	07/24/23	755,000	762,240
JPMorgan Chase & Co. (Yield of U.S. Treasury Note, 2.25, 3/26 + 53) (a)	0.697%	03/16/24	755,000	738,497
				1,947,498
Industrial — 60.3%
Automobile Manufacturing — 2.7%
General Motors Financial Co., Inc.	5.100%	01/17/24	850,000	858,453
Paccar Financial Corp.	0.800%	06/08/23	315,000	308,182
				1,166,635
Beverage / Bottling — 1.2%
Brown Forman Corp.	2.250%	01/15/23	513,000	510,173

Building Products — 1.4%
Martin Marietta Materials, Inc.	4.250%	07/02/24	589,000	591,842

Chemicals — 1.4%
Eastman Chemical Co	7.250%	01/15/24	575,000	596,178

Construction Machinery — 3.9%
Brunswick Corp	0.850%	08/18/24	500,000	462,066
Caterpillar Financial Services Corp	0.650%	07/07/23	400,000	390,114
CNH Industrial Capital LLC	1.950%	07/02/23	850,000	830,731
				1,682,911
Diversified Manufacturing — 3.6%
Amphenol Corp	3.200%	04/01/24	875,000	868,587
Roper Technologies, Inc.	3.650%	09/15/23	700,000	700,967
				1,569,554
Electronics — 1.2%
Dell International LLC	5.450%	06/15/23	496,000	501,011

Environmental — 2.1%
Republic Services, Inc.	2.500%	08/15/24	700,000	677,787
Waste Management, Inc.	3.500%	05/15/24	233,000	232,440
				910,227
Food Processors — 1.0%
Conagra Brands, Inc.	3.200%	01/25/23	440,000	439,627
Home Builders — 1.8%
D.R. Horton, Inc.	2.500%	10/15/24	350,000	334,702
KB Home	7.625%	05/15/23	460,000	465,530
				800,232
Information / Data Technology — 5.6%
Fiserv, Inc.	3.800%	10/01/23	675,000	675,326
KLA Corp	4.650%	11/01/24	450,000	456,425
Moody’s Corp	4.875%	02/15/24	700,000	713,449
Salesforce.com, Inc.	0.625%	07/15/24	650,000	615,079
				2,460,279
Media — Non-Cable — 3.2%
Discovery Communications LLC	2.950%	03/20/23	750,000	744,855
Walt Disney Co. (The)	7.750%	01/20/24	624,000	664,056
				1,408,911

See Notes to Financial Statements.

64	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Midstream Energy — 4.5%
Enterprise Products Operating LLC	3.350%	03/15/23	$333,000	$332,142
Kinder Morgan, Inc.	3.150%	01/15/23	850,000	848,697
Williams Partners LP	3.900%	01/15/25	800,000	790,310
				1,971,149
Other Industrial — 2.3%
Cintas Corp. No. 2	3.450%	05/01/25	225,000	224,238
Quanta Services, Inc.	0.950%	10/01/24	850,000	786,126
				1,010,364
Packaging — 4.8%
Avery Dennison Corp	0.850%	08/15/24	740,000	698,198
Ball Corp	4.000%	11/15/23	945,000	937,615
Sonoco Products Co	1.800%	02/01/25	500,000	469,289
				2,105,102
Paper & Forest Products — 4.2%
Graphic Packaging International, Inc.	4.875%	11/15/22	889,000	890,134
Weyerhaeuser Co	7.125%	07/15/23	725,000	747,694
Weyerhaeuser Co	8.500%	01/15/25	160,000	176,973
				1,814,801
Pharmaceuticals — 1.7%
AstraZeneca Finance LLC	0.700%	05/28/24	800,000	758,089
Railroads — 2.0%
Canadian Pacific Railway Co	4.450%	03/15/23	230,000	230,941
Kansas City Southern	3.000%	05/15/23	650,000	647,929
				878,870
Refining — 1.1%
Phillips 66	0.900%	02/15/24	490,000	466,594

Retail Stores — 1.8%
AutoNation, Inc.	3.500%	11/15/24	800,000	776,284
Supermarkets — 0.6%
Kroger Co. (The)	4.000%	02/01/24	270,000	270,927

Transportation Services — 4.6%
American Airlines Group, Inc., Series 2016-1, Class B	5.250%	01/15/24	506,327	482,796
Continental Airlines, Inc., Series 2012-2, Class A	4.000%	10/29/24	469,664	451,201
CSX Transportation, Inc.	6.251%	01/15/23	183,272	185,611
Delta Air Lines Pass Thru Trust, Series 2019-1, Class AA	3.204%	10/25/25	931,000	899,909
				2,019,517
Wireless Telecommunications — 1.7%
American Tower Corp	3.500%	01/31/23	750,000	749,773

Wireline Telecommunications — 1.9%
AT&T, Inc.	9.150%	02/01/23	300,000	309,156
AT&T, Inc.	0.900%	03/25/24	530,000	505,334
				814,490
Utility — 15.1%
Electric — 14.0%
Arizona Public Service Co	3.350%	06/15/24	665,000	656,765
Delmarva Power & Light Co	3.500%	11/15/23	362,000	362,923
Evergy, Inc.	2.450%	09/15/24	725,000	697,099
Eversource Energy	2.800%	05/01/23	500,000	496,898
Georgia Power Co., Series 2020-A	2.100%	07/30/23	850,000	837,712

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	65

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Electric — 14.0% (continued)
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	$850,000	$835,404
Pacific Gas & Electric Co	1.700%	11/15/23	595,000	573,398
PPL Electric Utilities Corp.	2.500%	09/01/22	190,000	190,062
Virginia Electric & Power Co., Series 2015-A	3.100%	05/15/25	571,000	561,740
Vistra Operations Co. LLC., 144A (b)	5.125%	05/13/25	900,000	891,140
				6,103,141
Other Utility — 1.1%
American Water Capital Corp	3.400%	03/01/25	500,000	492,866

Total Corporate Bonds (Cost $35,475,221)				34,817,045

MUNICIPAL BONDS — 5.7%
California — 0.4%
San Diego California Public Facilities Financing Authority Senior Water Revenue Refunding Bonds, Series 2020-B	1.231%	08/01/22	160,000	159,888

Georgia — 1.7%
Municipal Electric Authority of Georgia, Series 2021-B	0.926%	01/01/24	770,000	737,550

Maryland — 0.2%
Howard County, Maryland Refunding Consolidated Public Improvement Project and Refunding Bonds, Series 2020-C	1.224%	08/15/22	70,000	69,951

New Jersey — 0.3%
New Jersey Economic Development Authority Water Facilities, Series 2020-C	1.150%	06/01/23	125,000	123,849

Texas — 2.3%
Austin Texas Community College, Series 2020	0.662%	02/01/23	50,000	49,385
Central Texas Regional Mobility Authority, Series 2021-E	0.496%	01/01/23	350,000	345,473
Central Texas Regional Mobility Authority, Series 2021-E	0.836%	01/01/24	325,000	312,108
Central Texas Regional Mobility Authority, Series 2020-C	1.345%	01/01/24	135,000	130,633
Fort Bend County Texas, Series 2020	5.000%	03/01/23	185,000	187,805
				1,025,404
Wisconsin — 0.8%
Public Finance Authority Air Cargo Group Revenue Bonds, Series 2021	1 484%	07/01/23	350,000	341,537
Total Municipal Bonds (Cost $3,219,558)				2,458,179

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
FHLMC Remic, Series K-029, Class A-2 (Cost $438,094) (a)	3.320%	02/25/23	430,581	430,359

Total Commercial Mortgage-Backed Securities (Cost $438,094)				430,359

See Notes to Financial Statements.

66	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
U.S. TREASURY BONDS & NOTES — 11.0%
United States Treasury	0.125%	09/30/22	$1,005,000	$1,000,817
United States Treasury	0.125%	07/15/23	1,100,000	1,068,332
United States Treasury	2.125%	11/30/23	1,245,000	1,230,702
United States Treasury	2.250%	01/31/24	1,000,000	988,633
United States Treasury	2.375%	08/15/24	500,000	493,379
Total U.S. Treasury Bonds & Notes (Cost $4,889,418)				4,781,863

Investments at Value — 97.6%
(Cost $44,022,291)				$42,487,446

Other Assets in Excess of Liabilities — 2.4%				1,051,485

Net Assets — 100.0%				$43,538,931

(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b) Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $891,140, which represents 2.0% of net assets as of June 30, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	67

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 49.8%
Finance — 9.9%
Banking — 3.9%
Bank of America Corp., Series N (SOFR + 153) (a)	1.898%	07/23/31	$3,700,000	$2,957,080
Bank of America Corp., Series N (3MO LIBOR + 315) (a)	4.083%	03/20/51	3,000,000	2,585,577
Capital One Financial Corp	3.200%	02/05/25	7,640,000	7,428,458
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	10,430,000	9,100,211
Wells Fargo & Co. (3MO LIBOR + 131) (a)	3.584%	05/22/28	9,635,000	9,140,813
				31,212,139
Broker/Asset Managers/Exchanges — 1.0%
Cboe Global Markets, Inc.	3.650%	01/12/27	5,270,000	5,145,864
FMR LLC, 144A (b)	6.450%	11/15/39	2,575,000	2,855,140
				8,001,004
Life Insurance — 0.7%
Northwestern Mutual Life Insurance Co. (The), 144A (b)	3.850%	09/30/47	6,775,000	5,623,706

Mortgage Banking — 0.7%
Provident Funding Associates LP/PFG Finance Corp., 144A (b)	6.375%	06/15/25	6,295,000	5,665,500

Noncaptive Diversified Financial Companies — 1.4%
Aircastle, Ltd.	5.000%	04/01/23	3,000,000	2,996,330
Aviation Capital Group LLC, 144A (b)	3.875%	05/01/23	4,250,000	4,213,268
GATX Corp	3.500%	06/01/32	5,102,000	4,473,619
				11,683,217
Other Finance — 0.5%
IIP Operating Partnership LP	5.500%	05/25/26	4,615,000	4,182,684

Real Estate Investment Trusts — 1.7%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,648,087
Ventas Realty LP	3.500%	04/15/24	3,000,000	2,965,572
VICI Properties LP, 144A (b)	5.625%	05/01/24	5,199,000	5,134,013
				13,747,672
Industrial — 34.7%
Automobile Manufacturing — 1.9%
Ford Motor Credit Co. LLC	4.063%	11/01/24	2,000,000	1,897,385
Ford Motor Credit Co. LLC	3.375%	11/13/25	5,500,000	4,952,585
General Motors Financial Co., Inc.	5.100%	01/17/24	2,300,000	2,322,873
General Motors Financial Co., Inc.	3.950%	04/13/24	4,425,000	4,391,038
Goodyear Tire & Rubber Co	9.500%	05/31/25	1,500,000	1,551,258
Goodyear Tire & Rubber Co	5.000%	07/15/29	500,000	414,079
				15,529,218
Beverage / Bottling — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.375%	04/15/38	7,725,000	7,084,880
Fomento Economico Mexicano S A B de C V	2.875%	05/10/23	2,978,000	2,938,303
				10,023,183
Building Products — 1.8%
Allegion PLC	3.500%	10/01/29	2,498,000	2,209,333
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,344,587
Masco Corp	6.500%	08/15/32	6,205,000	6,676,341
Summit Materials LLC, 144A (b)	6.500%	03/15/27	1,450,000	1,398,410
Summit Materials LLC, 144A (b)	5.250%	01/15/29	1,750,000	1,526,875
				14,155,546
Chemicals — 0.5%
Compass Minerals International, Inc., 144A (b)	6.750%	12/01/27	4,430,000	4,009,150

See Notes to Financial Statements.

68	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Construction Machinery — 1.5%
CNH Industrial N V	4.500%	08/15/23	$3,275,000	$3,302,454
H&E Equipment Services, Inc., 144A (b)	3.875%	12/15/28	5,550,000	4,488,563
United Rentals North America	3.875%	02/15/31	5,295,000	4,466,796
				12,257,813
Consumer Products — 0.5%
Vista Outdoor, Inc., 144A (b)	4.500%	03/15/29	5,600,000	4,284,936

Diversified Manufacturing — 1.3%
BWX Technologies, Inc., 144A (b)	4.125%	06/30/28	4,169,000	3,710,410
nVent Finance SARL	2.750%	11/15/31	2,245,000	1,824,757
Vontier Corp	2.400%	04/01/28	5,550,000	4,652,005
				10,187,172
Electronics — 1.6%
Amkor Technology, Inc., 144A (b)	6.625%	09/15/27	4,422,000	4,186,263
Dell, Inc.	7.100%	04/15/28	4,492,000	4,885,160
QORVO, Inc., 144A (b)	1.750%	12/15/24	2,840,000	2,652,901
QORVO, Inc.	4.375%	10/15/29	775,000	681,551
QORVO, Inc., 144A (b)	3.375%	04/01/31	500,000	393,170
				12,799,045
Healthcare Facilities / Supplies — 1.6%
HCA, Inc.	3.500%	09/01/30	2,500,000	2,126,775
Hologic, Inc., 144A (b)	4.625%	02/01/28	3,146,000	2,943,870
Teleflex, Inc.	4.625%	11/15/27	1,390,000	1,282,275
Teleflex, Inc., 144A (b)	4.250%	06/01/28	3,741,000	3,380,124
Tenet Healthcare Corp., 144A (b)	6.125%	10/01/28	3,333,000	2,852,315
				12,585,359
Independent Energy — 2.9%
Diamondback Energy, Inc.	3.500%	12/01/29	3,000,000	2,747,892
Occidental Petroleum Corp	7.500%	05/01/31	6,085,000	6,541,375
PDC Energy, Inc.	6.125%	09/15/24	2,932,000	2,912,048
PDC Energy, Inc.	5.750%	05/15/26	5,000,000	4,664,150
Range Resources Corp	4.875%	05/15/25	6,400,000	6,242,560
				23,108,025
Lease / Rent — 1.2%
SBA Tower Trust, 144A, Series 2019-1, Class 1-C (b)	2.836%	01/15/50	10,000,000	9,659,561

Media — Cable — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (b)	5.000%	02/01/28	4,140,000	3,819,978
Cox Communications, Inc., 144A (b)	2.600%	06/15/31	5,325,000	4,453,211
Dish DBS Corp	5.875%	07/15/22	4,044,000	4,021,071
Dish DBS Corp	7.750%	07/01/26	2,050,000	1,597,975
Magallanes, Inc., 144A (b)	5.391%	03/15/62	4,480,000	3,747,513
Sirius XM Radio, Inc., 144A (b)	5.500%	07/01/29	3,000,000	2,733,750
				20,373,498
Media — Non-Cable — 1.6%
AMC Networks, Inc.	4.750%	08/01/25	3,965,000	3,693,556
Lamar Media Corp	3.750%	02/15/28	2,400,000	2,130,552
Lamar Media Corp	4.875%	01/15/29	1,700,000	1,530,197
Netflix, Inc.	4.875%	04/15/28	1,000,000	941,050
Netflix, Inc.	6.375%	05/15/29	1,000,000	1,009,950
Netflix, Inc., 144A (b)	4.875%	06/15/30	1,225,000	1,121,175
Walt Disney Co. (The)	4.625%	03/23/40	2,630,000	2,567,833
				12,994,313
Metals / Mining — 0.8%
Freeport-McMoran Copper & Gold, Inc.	3.875%	03/15/23	6,687,000	6,658,103

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	69

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Midstream Energy — 2.5%
Boardwalk Pipelines LP	3.375%	02/01/23	$3,295,000	$3,284,688
Magellan Midstream Partners LP	5.000%	03/01/26	6,125,000	6,261,802
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	5,284,000	6,205,553
Transcontinental Gas Pipe Line Co. LLC	7.850%	02/01/26	4,315,000	4,765,067
				20,517,110
Oil Field Services — 0.1%
Burlington Resources, Inc.	6.875%	02/15/26	1,000,000	1,082,527

Other Industrial — 0.8%
Quanta Services, Inc.	2.900%	10/01/30	8,000,000	6,590,830

Packaging — 1.6%
Ball Corp	4.875%	03/15/26	4,500,000	4,426,875
Berry Global, Inc., 144A (b)	4.500%	02/15/26	1,418,000	1,318,272
Silgan Holdings, Inc., 144A (b)	1.400%	04/01/26	3,000,000	2,679,928
Silgan Holdings, Inc.	4.125%	02/01/28	4,820,000	4,322,239
				12,747,314
Paper & Forest Products — 0.9%
Graphic Packaging International, Inc.	4.875%	11/15/22	1,601,000	1,603,042
West Fraser Timber Co., Ltd., 144A (b)	4.350%	10/15/24	5,425,000	5,407,291
				7,010,333
Retail Stores — 2.5%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,032,396
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	3,000,000	1,994,876
Group 1 Automotive, Inc., 144A (b)	4.000%	08/15/28	5,438,000	4,544,989
Hanesbrands, Inc., 144A (b)	4.625%	05/15/24	2,491,000	2,438,465
Hanesbrands, Inc., 144A (b)	4.875%	05/15/26	2,000,000	1,852,520
QVC, Inc.	4.850%	04/01/24	5,122,000	4,788,097
QVC, Inc.	4.750%	02/15/27	2,085,000	1,647,150
				20,298,493
Services — 2.3%
Block Financial LLC	3.875%	08/15/30	5,340,000	4,802,414
Factset Research Systems, Inc.	2.900%	03/01/27	4,221,000	3,952,683
Rayonier LP	2.750%	05/17/31	6,000,000	5,008,280
Service Corp. International	4.625%	12/15/27	483,000	454,020
Service Corp. International	5.125%	06/01/29	4,575,000	4,310,519
				18,527,916
Supermarkets — 0.5%
Alimentation Couche-Tard, Inc., 144A (b)	3.550%	07/26/27	4,660,000	4,345,511

Transportation Services — 2.2%
American Airlines, Inc., Series 2013-2, Class A (c)	4.950%	07/15/24	9,566,356	9,389,391
FedEx Corp	3.900%	02/01/35	6,190,000	5,513,693
United Parcel Service, Inc.	5.200%	04/01/40	1,540,000	1,625,081
XPO CNW, Inc.	6.700%	05/01/34	900,000	841,197
				17,369,362
Wireless Telecommunications — 0.4%
T-Mobile USA, Inc.	3.500%	04/15/31	3,670,000	3,168,788

Utility — 5.2%
Electric — 4.5%
Nevada Power Co	6.750%	07/01/37	3,956,000	4,597,633
NRG Energy, Inc., 144A (b)	5.250%	06/15/29	5,575,000	4,975,688

See Notes to Financial Statements.

70	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Electric — 4.5% (continued)
Oglethorpe Power Corp., 144A (b)	4.500%	04/01/47	$2,640,000	$2,290,535
Oncor Electric Delivery Co. LLC	5.750%	03/15/29	4,725,000	5,103,973
Pacific Gas & Electric Co	1.700%	11/15/23	2,761,000	2,660,760
PG&E Corp	5.000%	07/01/28	2,000,000	1,687,760
Pinnacle West Capital Corp	1.300%	06/15/25	4,327,000	3,957,351
Tenaska Virginia Partners LP, 144A (b)	6.119%	03/30/24	41,530	41,731
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	6,189,916
Vistra Operations Co. LLC, 144A (b)	5.000%	07/31/27	5,100,000	4,636,461
				36,141,808
Natural Gas — Distributors — 0.7%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	5,932,000	5,723,943

Total Corporate Bonds (Cost $443,989,484)				402,264,779

MUNICIPAL BONDS — 8.8%
California — 2.6%
California Educational Facilities Authority, Series 2018-A	4.842%	10/01/48	3,635,000	3,702,382
California Municipal Finance Authority, Series 2021 (c)(d)	3.637%	07/01/30	6,940,000	6,050,165
City of San Francisco California Public Utilities Commission Water Revenue, Series 2010-B	6.000%	11/01/40	4,100,000	4,679,392
San Diego County Regional Airport Authority, Series 2014-B	5.594%	07/01/43	3,215,000	3,349,007
University of California, Series 2013-AJ	4.601%	05/15/31	2,865,000	2,948,954
				20,729,900
Colorado — 0.5%
Denver Colorado Public Schools, Series 2013-B	4.242%	12/15/37	3,900,000	3,784,246

District of Columbia — 0.4%
District of Columbia Income Tax, Series 2009-E	5.591%	12/01/34	2,880,000	3,184,399

Massachusetts — 0.2%
Commonwealth of Massachusetts, Series 2019-D	2.663%	09/01/39	2,046,634	1,694,959

New Hampshire — 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	4,782,391

New York — 0.9%
New York City Transitional Finance Authority, Series B SUB B-3	3.950%	08/01/32	7,665,000	7,481,729

Texas — 1.5%
Central Texas Regional Mobility Authority, Series 2020-D	3.593%	01/01/42	4,950,000	3,992,175
North Texas Tollway Authority System, Series 2020-B	2.327%	01/01/33	4,920,000	4,121,931
Texas Transportation Commission Central Texas Turnpike System, Series 2020-B	1.980%	08/15/42	4,025,000	4,022,872
				12,136,978
Utah — 0.6%
Utah Transit Authority Sales Tax Revenue, Series 2020	2.774%	12/15/38	5,925,000	4,782,286

Virginia — 1.1%
Virginia Small Business Financing Authority, Series 2017 (a)(c)(d)	2.250%	07/01/50	9,000,000	8,941,199

Washington — 0.4%
Port of Seattle Washington, Series 2017-B	3.755%	05/01/36	1,925,000	1,776,355
State of Washington, Series 2010-D	5.481%	08/01/39	1,475,000	1,628,073
				3,404,428
Total Municipal Bonds (Cost $78,314,658)				70,922,515

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	71

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
ASSET BACKED SECURITIES — 3.6%
Bear Stearns, Series 2003-AC4, Class A (e)	5.500%	09/25/33	$2,310,331	$2,167,250
Drive Auto Receivables Trust, Series 2018-3, Class D	4.300%	09/16/24	788,539	790,161
DT Auto Owner Trust, Series 2019-3, Class C, 144A (b)	2.740%	04/15/25	452,415	452,292
DT Auto Owner Trust, Series 2019-4, Class D, 144A (b)	2.850%	07/15/25	5,020,000	4,956,248
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (b)	3.482%	06/16/25	10,800,000	10,634,960
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF-6 (a)(e)	4.781%	08/25/35	355,470	342,438
Trinity Rail Leasing LP, Series 2022-1, Class A, 144A (b)	4.550%	05/20/52	5,000,000	4,923,892
Verizon Master Trust, Series 2021-2, Class A	0.976%	04/20/28	4,765,000	4,479,233
Total Asset Backed Securities (Cost $29,561,230)				28,746,474

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
American Home Mortgage Investment Trust, Series 2004-4, Class VI-A-1 (a)(e)	4.227%	02/25/45	1,127,826	1,117,604
Banc of America Funding Trust, Series 2005-4, Class 1-A-4	5.500%	08/25/35	45,967	45,232
Banc of America Funding Trust, Series 2005-4, Class 2-A-4	5.500%	08/25/35	70,917	67,984
CWHL Mortgage Pass-Through Trust, Series 2004-HYB2, Class 5-A (a)	2.375%	07/20/34	636,286	609,923
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3	6.000%	03/25/35	585,878	464,495
PHMC Trust, Series 2007-2, Class A-2 (a)	5.378%	05/18/37	279,705	271,950
Total Residential Mortgage-Backed Securities (Cost $2,792,650)				2,577,188

MORTGAGE-BACKED SECURITIES PASSTHROUGH — 21.3%
Fannie Mae Pool — 6.6%
Pool #MA2354, Series 2015	3.500%	08/01/35	3,899,801	3,899,889
Pool #735897	5.500%	10/01/35	303,134	323,616
Pool #888016	5.500%	05/01/36	493,941	529,514
Pool #MA4703	4.000%	06/01/37	4,693,960	4,745,527
Pool #889108	6.000%	02/01/38	272,369	298,156
Pool #889579	6.000%	05/01/38	450,219	493,496
Pool #995838	5.500%	05/01/39	344,648	370,200
Pool #AL3287, Series 2013	4.500%	09/01/41	1,237,063	1,266,715
Pool #MA1700, Series 2013	4.500%	12/01/43	943,406	969,046
Pool #MA1971	4.500%	06/01/44	162,495	167,317
Pool #MA2005	4.500%	08/01/44	299,814	307,955
Pool #CA5960	2.500%	06/01/50	9,283,131	8,433,484
Pool #MA4048	3.000%	06/01/50	5,754,839	5,371,435
Pool #MA4097	3.000%	08/01/50	5,787,202	5,404,898
Pool #MA4121	3.000%	09/01/50	4,372,749	4,093,283
Pool #MA4379	2.500%	07/01/51	3,597,060	3,241,464
Pool #MA4644	4.000%	05/01/52	13,563,919	13,391,245
				53,307,240
Freddie Mac Gold Pool — 0.3%
Pool #G08061	5.500%	06/01/35	39,923	42,858
Pool #A42128	5.500%	01/01/36	170,434	182,999
Pool #G02252	5.500%	07/01/36	371,558	399,279
Pool #G02386	6.000%	11/01/36	239,471	262,220
Pool #G03189	6.500%	09/01/37	463,530	497,421
Pool #G08607	4.500%	09/01/44	623,091	642,179
				2,026,956
Freddie Mac Non-Gold Pool — 9.4%
Pool #781958 (H15T1Y + 225)	2.375%	09/01/34	36,769	37,963
Pool #SB8116	2.500%	07/01/36	2,583,348	2,469,686
Pool #SB8171	4.000%	06/01/37	4,123,501	4,168,727
Pool #SD8092	3.000%	09/01/50	7,379,150	6,889,133
Pool #SD8151	2.500%	06/01/51	11,694,438	10,533,608

See Notes to Financial Statements.

72	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Freddie Mac Non-Gold Pool — 9.4% (continued)
Pool #SD8196	3.500%	02/01/52	$9,563,426	$9,209,642
Pool #SD8202	3.500%	02/01/52	17,586,387	16,933,866
Pool #SD8215	4.000%	05/01/52	8,946,101	8,836,205
Pool #SD8232	5.000%	06/01/52	7,967,949	8,140,330
Pool #SD8233	5.000%	07/01/52	8,350,000	8,531,620
				75,750,780
Ginnie Mae II Pool — 5.0%
Pool #004496M	5.000%	07/20/39	281,409	298,980
Pool #MA7590M	3.000%	09/20/51	9,233,477	8,720,143
Pool #MA7649M	2.500%	10/20/51	7,601,111	6,982,697
Pool #MA7768M	3.000%	12/20/51	14,343,751	13,545,336
Pool #MA7769M	3.500%	12/20/51	9,696,948	9,439,820
Pool #MA7882M	3.000%	02/20/52	1,856,657	1,753,104
				40,740,080
Total Mortgage-Backed Securities Passthrough (Cost $184,811,227)				171,825,056

U.S. TREASURY BONDS & NOTES — 14.8%
United States Treasury	0.250%	05/31/25	235,000	216,852
United States Treasury	2.250%	11/15/25	25,915,000	25,240,805
United States Treasury	2.375%	05/15/27	3,725,000	3,605,975
United States Treasury	1.125%	02/29/28	14,795,000	13,302,785
United States Treasury	2.625%	02/15/29	3,240,000	3,154,570
United States Treasury	0.875%	11/15/30	11,825,000	9,984,273
United States Treasury	3.125%	11/15/41	16,425,000	15,769,925
United States Treasury	1.125%	05/15/40	2,035,000	1,416,551
United States Treasury	2.875%	05/15/43	14,805,000	13,500,309
United States Treasury	2.500%	02/15/45	20,675,000	17,534,984
United States Treasury	1.250%	05/15/50	10,160,000	6,464,300
United States Treasury	1.625%	11/15/50	14,000,000	9,846,484
Total U.S. Treasury Bonds & Notes (Cost $133,701,559)				120,037,813

Investments at Value — 98.6%
(Cost $873,170,807)				$796,373,825

Other Assets in Excess of Liabilities — 1.4%				11,384,290

Net Assets — 100.0%				$807,758,115

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $140,352,585, which represents 17.4% of net assets as of June 30, 2022.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $24,380,755, which represents 3.0% of net assets as of June 30, 2022.

(d)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments. (e) Step coupon. Rate shown is the coupon in effect as of June 30, 2022; reference rate and spread (in basis points) are indicated parenthetically. The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	73

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 99.0%
Finance — 11.4%
Mortgage Banking — 2.3%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	$1,973,000	$1,775,700

Noncaptive Diversified Financial Companies — 1.2%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	965,491

Other Finance — 3.9%
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,767,331
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,610,000	1,282,558
				3,049,889
Real Estate Investment Trusts — 4.0%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,600,673
VICI Properties LP, 144A (a)	4.500%	01/15/28	1,671,000	1,522,774
				3,123,447
Industrial — 83.3%
Automobile Manufacturing — 3.8%
Ford Motor Co	7.400%	11/01/46	1,000,000	991,130
Ford Motor Credit Co. LLC	5.584%	03/18/24	405,000	402,975
Goodyear Tire & Rubber Co	4.875%	03/15/27	1,725,000	1,542,581
				2,936,686
Building Products — 2.0%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	506,321
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,081,028
				1,587,349
Chemicals — 6.1%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	467,272
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	816,370
Compass Minerals International, Inc., 144A (a)	4.875%	07/15/24	1,200,000	1,113,411
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	1,126,000	1,019,030
Olin Corp	5.125%	09/15/27	806,000	740,855
Olin Corp	5.000%	02/01/30	675,000	582,997
				4,739,935
Construction Machinery — 3.3%
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	1,461,000	1,181,584
United Rentals North America, Inc.	4.875%	01/15/28	1,505,000	1,422,947
				2,604,531
Consumer Products — 3.8%
Central Garden & Pet Co	4.125%	10/15/30	700,000	574,357
Scotts Miracle-Gro Co	4.500%	10/15/29	500,000	410,115
Scotts Miracle-Gro Co	4.000%	04/01/31	875,000	654,063
Vista Outdoor, Inc., 144A (a)	4.500%	03/15/29	1,765,000	1,350,520
				2,989,055
Diversified Manufacturing — 3.1%
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,702,000	1,514,780
Griffon Corp	5.750%	03/01/28	1,008,000	915,002
				2,429,782
Electronics — 5.5%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	1,670,000	1,580,972
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,390,275
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,127,416
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	200,365
				4,299,028

See Notes to Financial Statements.

74	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Environmental — 1.1%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	$910,000	$825,825

Healthcare Facilities / Supplies — 3.3%
Hologic, Inc., 144A (a)	3.250%	02/15/29	1,500,000	1,282,050
Teleflex, Inc.	4.625%	11/15/27	825,000	761,063
Tenet Healthcare Corp., 144A (a)	6.125%	10/01/28	622,000	532,295
				2,575,408
Home Builders — 1.9%
KB Home	6.875%	06/15/27	1,560,000	1,505,525

Independent Energy — 10.6%
Apache Corp	4.250%	01/15/30	575,000	509,594
Apache Corp	5.100%	09/01/40	1,345,000	1,135,691
Occidental Petroleum Corp	7.875%	09/15/31	1,800,000	1,975,500
PDC Energy, Inc.	6.125%	09/15/24	146,000	145,006
PDC Energy, Inc.	5.750%	05/15/26	2,712,000	2,529,835
Range Resources Corp	4.875%	05/15/25	2,000,000	1,950,800
				8,246,426
Information / Data Technology — 2.6%
CDK Global, Inc.	5.000%	10/15/24	500,000	492,723
Nielsen Co. (Luxembourg) SARL (The), 144A (a)	5.000%	02/01/25	750,000	733,125
Nielsen Finance LLC, 144A (a)	4.500%	07/15/29	900,000	813,047
				2,038,895
Leisure / Entertainment — 2.4%
Cedar Fair LP	5.375%	04/15/27	937,000	887,976
Cedar Fair LP	5.250%	07/15/29	1,100,000	970,067
				1,858,043
Media — Cable — 5.6%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,422,000	1,213,066
DISH DBS Corp	7.750%	07/01/26	802,000	625,159
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,263,812
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,230,188
				4,332,225
Media — Non-Cable — 5.6%
AMC Networks, Inc.	4.750%	08/01/25	1,597,000	1,487,669
Lamar Media Corp	3.750%	02/15/28	1,275,000	1,131,856
Lamar Media Corp	4.875%	01/15/29	815,000	733,594
Netflix, Inc.	5.875%	11/15/28	745,000	728,394
Netflix, Inc., 144A (a)	4.875%	06/15/30	150,000	137,287
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	192,937
				4,411,737
Metals / Mining — 1.5%
FMG Resources August 2006 Pty., Ltd., 144A (a)	5.125%	05/15/24	500,000	486,520
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	800,000	714,000
				1,200,520
Natural Gas — Distributors — 2.9%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	2,378,000	2,294,595

Packaging — 2.3%
Berry Global, Inc., 144A (a)	4.500%	02/15/26	296,000	275,182
Silgan Holdings, Inc.	4.125%	02/01/28	1,693,000	1,518,164
				1,793,346
Restaurants — 1.1%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	1,000,000	824,900

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	75

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Retail Stores — 5.8%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	$518,000	$410,662
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	611,000	406,290
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,164,000	972,852
Hanesbrands, Inc., 144A (a)	4.625%	05/15/24	1,025,000	1,003,383
Hanesbrands, Inc., 144A (a)	4.875%	05/15/26	250,000	231,565
QVC, Inc.	4.850%	04/01/24	825,000	771,218
QVC, Inc.	4.750%	02/15/27	970,000	766,300
				4,562,270
Services — 1.8%
AECOM	5.125%	03/15/27	445,000	420,525
Service Corp. International	4.625%	12/15/27	836,000	785,840
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	178,708
				1,385,073
Theater Entertainment — 1.4%
Cinemark USA, Inc., 144A (a)	5.875%	03/15/26	1,180,000	1,052,182

Transportation Services — 1.5%
XPO Logistics, Inc.	6.700%	05/01/34	1,242,000	1,160,852

Vehicle Parts — 1.5%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	1,300,000	1,189,083

Wireless Telecommunications — 2.8%
Lumen Technologies, Inc., Series W	6.750%	12/01/23	713,000	706,322
Lumen Technologies, Inc.	7.995%	06/01/36	559,000	419,848
T-Mobile USA, Inc.	4.750%	02/01/28	1,142,000	1,106,838
				2,233,008
Utility — 4.3%
Electric — 4.3%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	1,302,000	1,020,755
PG&E Corp	5.000%	07/01/28	1,000,000	843,880
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,650,000	1,500,031
				3,364,666
Investments at Value — 99.0%
(Cost $88,554,346)				$77,355,472

Other Assets in Excess of Liabilities — 1.0%				769,172

Net Assets — 100.0%				$78,124,644

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $35,441,244, which represents 45.4% of net assets as of June 30, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

76	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 87.6%
Certificate Participation — 0.2%
Lease / Rent — 0.2%
Regional Transportation District Colorado COP, Series 2015-A (a)	4.000%	06/01/40	$20,000	$20,011
Washington State State & Local Agency Real & Personal Property COP, Series 2018-C (a)	5.000%	07/01/43	475,000	515,281
				535,292
General Obligation — 10.1%
Local — 10.1%
Baltic School District No. 49-1, Series 2022	5.250%	12/01/47	1,500,000	1,657,038
Baltic School District No. 49-1, Series 2022	5.500%	12/01/51	1,525,000	1,708,278
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	50,000	50,998
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	70,000	71,440
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,450,000	1,485,584
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	3,975,000	3,829,515
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/27	1,450,000	1,381,396
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/28	1,450,000	1,350,865
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/29	1,455,000	1,324,122
Fort Bend County Texas Municipal Utility District No. 128, Series 2014 (a)	3.650%	09/01/29	205,000	204,200
Fort Bend County Texas Municipal Utility District No. 25, Series 2019 (a)	3.000%	10/01/34	895,000	815,076
Fort Bend County Texas Municipal Utility District No. 5, Series 2022	3.625%	09/01/36	420,000	413,855
Fort Bend County Texas Municipal Utility District No. 58, Series 2021 (a)	3.000%	04/01/33	800,000	750,771
High Plains Metropolitan District City of Aurora Arapahoe County Colorado, NATL, Series 2017 (a)(b)	5.000%	12/01/35	295,000	324,133
Kaufman County Texas Municipal Utility District No. 4, Series 2022	4.000%	03/01/34	550,000	555,635
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (a)	3.000%	03/01/34	555,000	500,156
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (a)	3.000%	03/01/35	450,000	399,579
King County Washington Public Hospital District No. 1, Series 2018	5.000%	12/01/35	675,000	727,453
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/32	250,000	233,795
Pilot Knob Texas Municipal Utility District No. 3, Series 2021 (a)	3.000%	02/15/34	450,000	416,530
Pilot Knob Texas Municipal Utility District No. 3, Series 2021 (a)	3.000%	02/15/35	465,000	425,806
Pilot Knob Texas Municipal Utility District No. 3, Series 2021 (a)	3.000%	02/15/36	485,000	437,246
Pilot Knob Texas Municipal Utility District No. 3, Series 2021 (a)	3.000%	02/15/37	505,000	446,754
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.000%	12/01/29	330,000	287,233
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.250%	12/01/31	520,000	442,462
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.350%	12/01/33	465,000	383,788
Riverview Metropolitan District Colorado, Series 2021 (a)	5.000%	12/01/41	550,000	499,836
Riverview Metropolitan District Colorado, Series 2021 (a)	5.000%	12/01/51	500,000	432,705
Sonterra Texas Municipal Utility District, Series 2020 (a)	4.000%	08/15/39	890,000	892,596
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/34	510,000	467,977
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/35	525,000	475,272
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/36	540,000	478,849
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/37	550,000	481,843
Traditions Metropolitan District No. 2 Arapahoe County Colorado, Series 2016 (a)	4.250%	12/01/46	100,000	101,420
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	99,051
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	202,240
Viridian Municipal Management District, Series 2020 (a)	4.000%	12/01/35	770,000	788,453
Viridian Municipal Management District, Series 2020 (a)	4.000%	12/01/36	805,000	819,986
Viridian Municipal Management District, Series 2020 (a)	4.000%	12/01/36	535,000	544,959
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	105,000	105,239
				27,014,134
Local Authority — 7.9%
Education — 2.4%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	170,000	170,144
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (a)	5.625%	06/01/50	5,750,000	4,418,523

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	77

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Education — 2.4% (continued)
Virginia Commonwealth University, Series 2018-B (a)	4.585%	05/01/48	$2,000,000	$1,952,966
				6,541,633
Healthcare — 2.4%
California Municipal Finance Authority, Series 2021 (a)(c)	3.637%	07/01/30	6,960,000	6,067,601
Denver Health & Hospital Authority, Series 2014-B (a)	4.900%	12/01/24	410,000	410,268
				6,477,869
Public Services — 0.4%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (a)(c)	5.250%	12/01/35	1,000,000	966,062

Transportation — 2.7%
Public Finance Authority Wisconsin Air Cargo, Series 2021	2.012%	07/01/25	1,085,000	1,014,393
Public Finance Authority Wisconsin Air Cargo, Series 2021	2.312%	07/01/26	675,000	624,067
San Diego County Regional Airport Authority, Series 2014-B (a)	5.594%	07/01/43	5,265,000	5,484,454
				7,122,914
Revenue — 62.6%
Education — 1.3%
Harris County Cultural Education Facilities Finance Corp., Series 2016 (a)	4.000%	11/15/30	300,000	308,512
Miami-Dade County Educational Facilities Authority, Series 2015-A (a)	5.000%	04/01/31	20,000	20,788
Pennsylvania Higher Educational Facilities Authority, Series 2016 (a)	3.000%	05/01/37	15,000	12,271
University of Washington, Series 2012-C (a)	3.125%	07/01/42	2,130,000	1,868,213
Wisconsin Health and Educational Facilities, Series 2016 (a)	5.000%	10/01/41	1,340,000	1,404,191
				3,613,975
Healthcare — 1.0%
City of Lakeland Florida, Series 2016 (a)	5.000%	11/15/29	100,000	106,428
City of Lakeland Florida, Series 2015 (a)	5.000%	11/15/45	100,000	101,846
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/23	50,000	50,111
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/25	210,000	210,327
Illinois Finance Authority, Series 2016-A (a)	5.000%	02/15/45	100,000	103,604
Knox County Tennessee Health Educational and Housing Facility, Series 2016-A (a)	5.000%	01/01/47	895,000	919,273
Metropolitan Government of Nashville & Davidson County Tennessee Health &
Educational Facilities, Series 2017-A (a)	5.000%	07/01/48	1,120,000	1,162,972
				2,654,561
Housing — 3.4%
Massachusetts Housing Finance Agency, Series 2022-A	2.650%	06/01/26	1,000,000	991,208
New York State Housing Finance Agency, Series 2022-D-2	3.100%	05/01/62	7,350,000	7,255,799
South Dakota Housing Development Authority, Series 2022-C	4.125%	11/01/37	750,000	745,628
				8,992,635
Industrial Development — 8.2%
Bartow County Georgia Development Authority Pollution Control, Series
1997-1 (a)	1.800%	09/01/29	3,900,000	3,464,921
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (a)	2.200%	10/01/32	1,900,000	1,767,020
Burke County Georgia Development Authority Pollution Control, Series 2013-A	1.500%	01/01/40	3,500,000	3,354,351
City of Whiting Indiana Environmental Facilities, Series 2017	5.000%	11/01/47	4,420,000	4,639,020
Indiana Finance Authority Environmental Refunding, Series 2009-A-2	3.750%	06/01/31	5,750,000	5,760,191
Ohio State Air Quality Development Authority, Series 2022-B	4.000%	09/01/30	3,000,000	3,030,546
				22,016,049
Lease / Rent — 0.7%
Hamilton Ohio Community Authority, Series 2019-A (a)	4.000%	10/15/46	990,000	983,058
Ontario California Public Financing Authority, Series 2022-A	5.000%	11/01/37	295,000	329,885
Ontario California Public Financing Authority, Series 2022-A	5.000%	11/01/36	160,000	179,243
Silver Creek Indiana School Building Corp., Series 2021 (a)	4.000%	01/15/32	365,000	388,188
				1,880,374
Other — 0.0% (d)
Colorado Education & Cultural Facilities Authority, Series 2015-B (a)	4.000%	12/01/38	50,000	46,731

See Notes to Financial Statements.

78	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Public Services — 3.3%
City and County of San Francisco Special Tax District No. 2020-1, Series
2021-A (a)(c)	4.000%	09/01/46	$1,000,000	$876,495
New York City Transitional Finance Authority, Series 2017-F-1 (a)	5.000%	05/01/42	2,415,000	2,570,137
New York State Urban Development Corp., Series 2019-A (a)	5.000%	03/15/39	840,000	908,689
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/35	275,000	291,714
Phoenix Arizona Civic Improvement Corp. Rental Car Facility, Series 2019-A (a)	5.000%	07/01/39	2,500,000	2,690,817
Reunion Metropolitan District Colorado, Series 2021-A (a)	3.625%	12/01/44	2,000,000	1,482,425
				8,820,277
Recreation — 1.1%
City of Houston Texas Convention & Entertainment Facilities Department, Series 2021 (a)	3.000%	09/01/32	500,000	468,289
Denver Colorado Convention Center Hotel Authority, Series 2016 (a)	5.000%	12/01/40	175,000	177,762
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/34	375,000	343,879
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/35	495,000	448,278
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/36	520,000	466,057
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/37	545,000	482,545
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/38	565,000	491,732
				2,878,542
State and Non-State Appropriated Tobacco — 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/34	150,000	148,165

Tax — 3.0%
Camino Real Regional Mobility Authority, Series 2017 (a)	5.000%	06/01/42	465,000	497,948
City of Williston North Dakota, Series 2018-A (a)	3.200%	07/15/24	565,000	565,303
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	2,000,000	2,033,676
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	900,000	912,019
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	383,673
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	525,000	501,891
Riverside County California Redevelopment Agency, Series 2011-B	0.000%	10/01/38	730,000	366,964
Roaring Fork County Transportation Authority Sales & Use Tax, Series 2019 (a)	4.000%	12/01/44	150,000	149,805
Southwest Houston Texas Redevelopment Authority, Series 2017-B (a)	4.000%	09/01/40	1,350,000	1,363,803
Successor Agency to the Orange Redevelopment Agency, Series 2018-A (a)	4.000%	09/01/34	200,000	205,450
Village Community Development District No. 7, Series 2015 (a)	4.000%	05/01/36	1,075,000	1,030,853
				8,011,385
Transportation — 30.4%
Airport Commission of the City and County of San Francisco, San Francisco
International Airport, Series 2016-C (a)	5.000%	05/01/46	1,245,000	1,294,235
Board of Commissioners of The Port of New Orleans Port Facility, Series 2020-E	5.000%	04/01/29	515,000	557,925
Chesapeake Bay Bridge and Tunnel District, Series 2016	5.000%	07/01/51	5,000,000	5,127,615
City of Austin Texas Airport Systems, Series 2017-A (a)	5.000%	11/15/46	200,000	208,937
City of Long Beach California Airport, Series 2022-B	5.000%	06/01/37	400,000	443,258
City of Long Beach California Airport, Series 2022-A	5.000%	06/01/37	300,000	332,443
City of Long Beach California Airport, Series 2022-C	5.250%	06/01/47	500,000	537,607
City of Long Beach California Harbor, Series 2017-B	5.000%	05/15/43	4,000,000	4,223,432
City of St. Louis Missouri Airport (The), Series 2019-A (a)	5.000%	07/01/49	520,000	543,930
Clark County Nevada Airport System, Series 2017-A-2 (a)	5.000%	07/01/40	1,700,000	1,818,285
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	750,000	755,378
County of Santa Cruz California Tax and Revenue Anticipation Notes, Series 2022	5.000%	07/06/23	7,300,000	7,519,258
Florida State Mid-Bay Bridge Authority, Series 2015-A (a)	5.000%	10/01/30	1,500,000	1,555,991
Florida State Mid-Bay Bridge Authority, Series 2015-A (a)	5.000%	10/01/35	1,180,000	1,214,548
Florida State Mid-Bay Bridge Authority, Series 2015-A (a)	5.000%	10/01/40	1,000,000	1,023,349
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/50	5,000,000	1,011,456
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/52	3,030,000	536,609
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/53	7,560,000	1,266,704
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/54	6,585,000	1,035,784

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	79

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Transportation — 30.4% (continued)
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/55	$6,100,000	$900,399
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/56	6,105,000	845,306
Houston Texas Airport Systems, Series 2018-A (a)	5.000%	07/01/41	1,000,000	1,044,378
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.000%	11/15/38	1,575,000	1,504,045
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.125%	11/15/45	735,000	686,503
Love Field Airport Modernization Corp., Series 2017 (a)	5.000%	11/01/33	425,000	446,758
Metro Washington Airports Authority Aviation, Series 2022-A	5.000%	10/01/30	1,500,000	1,670,657
New Orleans Aviation Board General Airport, Series 2017-A (a)	5.000%	01/01/38	285,000	297,907
New Orleans Aviation Board General Airport, Series 2017-A (a)	5.000%	01/01/43	345,000	358,445
New Orleans Aviation Board General Airport, Series 2015-B (a)	5.000%	01/01/45	1,000,000	1,015,909
New Orleans Aviation Board General Airport, Series 2017-B (a)	5.000%	01/01/48	390,000	399,903
New York Transportation Development Corporation, Series 2022	5.000%	12/01/36	3,000,000	3,119,069
New York Transportation Development Corporation, Series 2020-C	5.000%	12/01/38	2,125,000	2,228,834
North Carolina Department of Transportation, Series 2015 (a)	5.000%	06/30/54	5,000,000	5,011,038
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2016-A (a)	5.000%	07/01/42	750,000	761,959
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2019 (a)	5.000%	01/01/43	500,000	515,363
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2019 (a)	5.000%	01/01/44	355,000	365,072
North Texas Tollway Authority System, Series 2017-A (a)	5.000%	01/01/43	2,790,000	2,971,258
Pennsylvania Turnpike Commission, Series 2015-B (a)	5.000%	12/01/45	1,145,000	1,190,739
Pennsylvania Turnpike Commission, Series 2016-A1 (a)	5.000%	12/01/46	3,990,000	4,111,186
Pharr Texas International Toll Bridge System, Series 2021 (a)	4.000%	08/15/33	5,000	5,046
Port of Seattle Washington, Series 2019 (a)	5.000%	04/01/33	2,210,000	2,407,218
Port of Seattle Washington, Series 2019 (a)	5.000%	04/01/36	3,190,000	3,425,890
Salt Lake City Utah Airport, Series 2017-B, B (a)	5.000%	07/01/47	5,875,000	6,103,670
Salt Lake City Utah Airport, Series 2018-A (a)	5.250%	07/01/48	400,000	419,859
Texas Transportation Commission Central Texas Turnpike System, Series 2015-C (a)	5.000%	08/15/30	135,000	138,931
Texas Transportation Commission Central Texas Turnpike System, Series 2015-C (a)	5.000%	08/15/37	1,000,000	1,021,302
Texas Transportation Commission Central Texas Turnpike System, Series 2015-C (a)	5.000%	08/15/42	3,525,000	3,585,660
Virginia Small Business Financing Authority, Series 2017 (a)(c)(e)	2.250%	07/01/50	3,500,000	3,477,133
Virginia Small Business Financing Authority, Series 2022 (a)	5.000%	12/31/57	400,000	409,868
				81,446,049
Utilities — 10.1%
Fort Pierce Florida Utilities Authority, Series 2022-A	5.000%	10/01/33	200,000	226,482
Fort Pierce Florida Utilities Authority, Series 2022-A	5.000%	10/01/34	325,000	366,754
Indiana Finance Authority Midwestern Disaster Relief, Series 2012-A	4.250%	11/01/30	4,000,000	3,939,470
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	624,691
Philadelphia Pennsylvania Gas Works, Series 2020-A (a)	5.000%	08/01/50	1,045,000	1,146,280
Southeast Energy Authority No. 4, Series 2022-B-1	5.000%	05/01/53	4,720,000	4,993,059
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	500,000	536,844
Southern California Public Power Authority No. 1, Series 2007-B	2.332%	11/01/38	5,550,000	4,818,437
Texas Municipal Power Agency Transmission System, Series 2021 (a)	3.000%	09/01/34	1,000,000	925,919
Texas Municipal Power Agency Transmission System, Series 2021 (a)	3.000%	09/01/35	1,630,000	1,495,772
Texas Municipal Power Agency Transmission System, Series 2021 (a)	3.000%	09/01/36	1,470,000	1,335,310
Utah Infrastructure Agency Telecommunications, Series 2021	3.000%	10/15/24	500,000	493,871
Utah Infrastructure Agency Telecommunications, Series 2021	4.000%	10/15/29	600,000	587,246
Utah Infrastructure Agency Telecommunications, Series 2021 (a)	4.000%	10/15/36	200,000	176,880
Utah Infrastructure Agency Telecommunications, Series 2022	5.000%	10/15/37	1,200,000	1,182,716
Utah Infrastructure Agency Telecommunications, Series 2021 (a)	4.000%	10/15/38	1,335,000	1,144,519
Utah Infrastructure Agency Telecommunications, Series 2022	5.000%	10/15/46	3,250,000	3,098,122
				27,092,372
Variable Rate Demand Note — 6.8%
Variable Rate Demand Note — 6.8%
Charlotte-Mecklenburg Hospital Authority (The), Series 2007-C	0.000%	01/15/37	9,135,000	9,135,000

See Notes to Financial Statements.

80	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note — 6.8% (continued)
New York City Municipal Water Finance Authority, Series 2006-CC-2	0.750%	06/15/38	$9,200,000	$9,200,000
				18,335,000
Total Municipal Bonds (Cost $251,938,292)				234,594,019
U.S. TREASURY BONDS & NOTES — 3.4%
United States Treasury	0.125%	03/31/23	3,000,000	2,941,758
United States Treasury	0.125%	06/30/23	6,500,000	6,322,519
Total U.S. Treasury Bonds & Notes (Cost $9,353,979)				9,264,277

CORPORATE BONDS — 3.0%
Industrial — 3.0%
Services — 3.0%
IPMI 3 LLC, 144A, Series 2021 (f)	3.900%	12/01/28	9,000,000	7,956,269

Total Corporate Bonds (Cost $9,057,190)				7,956,269

Investments at Value — 94.0%
(Cost $270,349,461)				$251,814,565

Other Assets in Excess of Liabilities — 6.0%				16,043,727

Net Assets — 100.0%				$267,858,292

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $16,523,534, which represents 6.2% of net assets as of June 30, 2022.

(d)	Percentage rounds to less than 0.1%.

(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(f)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $7,956,269, which represents 3.0% of net assets as of June 30, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	81

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 93.3%
Certificate Participation — 19.5%
Healthcare — 0.3%
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	$350,000	$375,010
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	370,649
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	237,561
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	252,760
				1,235,980
Lease / Rent — 19.2%
Aspen Colorado COP, Series 2019 (a)	5.000%	12/01/44	2,070,000	2,292,497
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/40	3,765,000	3,770,486
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	9,255,000	8,980,925
Castle Rock Colorado COP, Series 2020 (a)	4.000%	12/01/40	1,025,000	1,036,730
City & County of Denver Colorado COP, Series 2018-A (a)	5.375%	06/01/43	7,000,000	7,586,888
City & County of Denver Colorado COP, Series 2018-A (a)	4.000%	06/01/48	4,925,000	4,869,393
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/34	450,000	490,540
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	669,606
City of Thornton Colorado COP, Series 2018 (a)	4.000%	12/01/39	10,305,000	10,416,017
Colorado Higher Education Capital Construction COP, Series 2014-A	5.000%	11/01/24	55,000	58,738
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	5.000%	03/15/36	1,750,000	1,944,393
Colorado State Building Excellent Schools Today COP, Series 2017-J (a)	5.000%	03/15/37	1,500,000	1,632,197
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	4.000%	03/15/37	1,450,000	1,459,557
Colorado State Building Excellent Schools Today COP, Series 2018-N (a)	4.000%	03/15/39	200,000	200,513
Colorado State COP Rural Colorado, Series 2022 (a)	6.000%	12/15/34	1,250,000	1,563,420
Colorado State COP Rural Colorado, Series 2022 (a)	6.000%	12/15/35	3,860,000	4,778,258
Colorado State COP Rural Colorado, Series 2018-A (a)	4.000%	12/15/36	500,000	500,877
Colorado State COP Rural Colorado, Series 2018-A (a)	5.000%	12/15/37	1,000,000	1,103,658
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/33	275,000	312,769
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	2,067,586
Eagle Garfield & Routt County Colorado School District COP, Series 2021 (a)	4.000%	12/01/46	2,000,000	1,982,903
El Paso County Colorado School District No. 3 COP, Series 2021 (a)	4.000%	12/01/46	1,200,000	1,189,742
El Paso County Colorado School District No. 49 COP, Series 2017-B (a)	5.000%	12/15/42	1,995,000	2,146,568
Foothills Park & Recreation District Colorado COP, Series 2021 (a)	4.000%	12/01/41	2,750,000	2,757,362
Grand Fire Protection District No. 1 COP, Series 2022	5.000%	12/15/24	10,000	10,632
Grand Fire Protection District No. 1 COP, Series 2022	5.000%	12/15/29	65,000	73,440
Grand Fire Protection District No. 1 COP, Series 2022	5.000%	12/15/30	50,000	56,741
Grand Fire Protection District No. 1 COP, Series 2022	5.000%	12/15/31	60,000	68,322
Grand Fire Protection District No. 1 COP, Series 2022	5.000%	12/15/32	65,000	74,171
Grand Junction Colorado COP, Series 2019 (a)	4.000%	12/01/35	550,000	575,509
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/24	55,000	58,454
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/34	125,000	130,196
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/34	55,000	57,349
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/35	390,000	405,485
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/35	310,000	322,597
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/36	810,000	840,636
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/36	325,000	337,524
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	870,698
Hyland Hills Park and Recreation District COP, Series 2022 (a)	5.000%	12/15/35	1,140,000	1,294,924
Hyland Hills Park and Recreation District COP, Series 2022 (a)	5.000%	12/15/41	2,430,000	2,707,078
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/41	2,235,000	2,233,377
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/46	4,060,000	3,971,427
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/51	4,000,000	3,798,935
Monument Colorado COP, Series 2020 (a)	4.000%	12/01/33	200,000	208,269
Monument Colorado COP, Series 2020 (a)	4.000%	12/01/40	750,000	756,777
Monument Colorado COP, Series 2020 (a)	4.000%	12/01/45	750,000	746,734

See Notes to Financial Statements.

82	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Lease / Rent — 19.2% (continued)
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	$175,000	$191,214
Rangeview Library District Adams Country Colorado COP, Series 2022-A (a)	5.000%	12/15/34	430,000	475,614
Rangeview Library District Adams Country Colorado COP, Series 2022-A (a)	5.000%	12/15/35	775,000	855,255
South Suburban Park & Recreation District COP, Series 2021 (a)	4.000%	12/15/41	1,175,000	1,186,480
State of Colorado Department of Transportation COP, Series 2017 (a)	5.000%	06/15/41	$880,000	$943,175
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,212,401
				90,275,037
General Obligation — 22.7%
Local — 22.7%
Anthem West Metropolitan District, BAM, Series 2015 (a)(b)	5.000%	12/01/35	1,165,000	1,250,235
Arapahoe County School District No. 6 Littleton Colorado, Series 2019-A (a)	5.500%	12/01/43	5,000,000	5,669,844
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/32	360,000	394,799
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	595,410
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	495,000	476,272
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	583,050
Bromley Park Metropolitan District No. 2, Series 2018-B (a)	6.375%	12/15/47	1,000,000	964,108
Bromley Park Metropolitan District No. 2, BAM, Series 2018-A (a)(b)	4.000%	12/01/47	2,500,000	2,476,837
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/40	2,455,000	2,458,577
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/45	3,800,000	3,677,025
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.500%	12/01/29	750,000	770,641
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	1,600,000	1,631,941
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,000,000	1,024,540
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	2,875,000	2,934,147
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	5,750,000	5,539,549
Cherry Creek Colorado School District No. 5, Series 2021	5.000%	12/15/28	80,000	91,581
Colliers Hill Metropolitan District No. 2 Town of Erie Weld County Colorado, BAM, Series 2022B-1 (a)(b)	6.000%	12/15/47	2,000,000	1,712,371
Copperleaf Metropolitan District No. 2 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/45	2,295,000	2,285,005
Cornerstar Metropolitan District, Series 2017-A (a)	5.125%	12/01/37	1,000,000	975,062
Cottonwood Highlands Metropolitan District No. 1, Series 2019-A (a)	5.000%	12/01/49	900,000	834,712
Crested Butte Colorado Fire Protection District, Series 2022 (a)	4.000%	12/01/41	4,220,000	4,264,611
Crested Butte Colorado Fire Protection District, Series 2022 (a)	5.000%	12/01/46	5,770,000	6,494,917
Cross Creek Metropolitan District No. 2, AGM, Series 2018 (a)(b)	5.000%	12/01/34	2,480,000	2,727,440
Crystal Valley Metropolitan District No. 2, AGM, Series 2020 (a)(b)	4.000%	12/01/40	800,000	809,155
Crystal Valley Metropolitan District No. 2, AGM, Series 2020-A (a)(b)	4.000%	12/01/44	3,500,000	3,495,457
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/35	500,000	521,518
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/36	700,000	728,803
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/37	750,000	779,899
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/38	500,000	506,693
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/39	600,000	607,342
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/35	175,000	194,560
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	625,766
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/46	600,000	651,759
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	1,052,842
Flatiron Meadows Metropolitan District, BAM, Series 2022 (a)(b)	4.000%	12/01/46	560,000	573,437
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/32	995,000	1,032,209
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/33	1,030,000	1,065,015
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/34	1,075,000	1,109,003
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/22	200,000	201,766
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/23	305,000	314,084
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/24	215,000	224,441
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/25	135,000	142,534
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/26	150,000	159,859
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/27	225,000	241,068

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	83

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Local — 22.7% (continued)
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/28	$290,000	$311,041
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (a)	5.250%	12/01/37	400,000	427,494
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (a)	5.500%	12/01/47	600,000	644,099
Grand River Hospital District, AGM, Series 2018 (a)(b)	5.250%	12/01/32	1,000,000	1,094,649
Grand River Hospital District, AGM, Series 2018 (a)(b)	5.250%	12/01/33	1,000,000	1,091,891
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/35	520,000	536,924
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/36	555,000	571,796
Ground Water Management Subdistrict of the Central Colorado Water Conservancy District, Series 2021 (a)	4.000%	12/01/34	500,000	507,401
High Plains Metropolitan District, NATL, Series 2017 (a)(b)	5.000%	12/01/35	500,000	549,379
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/41	700,000	636,352
Leyden Rock Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/46	1,250,000	1,222,243
Longs Peak Metropolitan District Colorado, Series 2021 (a)	5.250%	12/01/51	6,500,000	5,354,292
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	181,712
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/46	1,000,000	991,451
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/51	1,250,000	1,196,412
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.125%	12/15/36	500,000	446,896
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.875%	12/15/44	700,000	618,716
Sand Creek County Metropolitan District, AGM, Series 2017 (a)(b)	4.000%	12/01/35	380,000	400,010
Sand Creek County Metropolitan District, AGM, Series 2020-B (a)(b)	4.000%	12/01/35	3,405,000	3,568,722
Sand Creek County Metropolitan District, AGM, Series 2020-B (a)(b)	4.000%	12/01/40	2,325,000	2,351,607
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	223,468
Serenity Ridge Metropolitan District No. 2, Series 2018-A (a)	5.125%	12/01/43	725,000	778,000
Sierra Ridge Metropolitan District No. 2, AGM, Series 2022 (a)(b)	4.000%	12/01/42	1,750,000	1,757,024
Sierra Ridge Metropolitan District No. 2, AGM, Series 2022 (a)(b)	4.000%	12/01/46	1,665,000	1,650,767
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/33	320,000	336,830
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/34	665,000	698,368
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/35	570,000	597,407
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/37	500,000	522,265
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/38	575,000	577,914
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/39	565,000	566,855
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	6,246,144
Sterling Hills West Metropolitan District, Series 2017 (a)	5.000%	12/01/39	750,000	795,522
Thornton Colorado Development Authority, Series 2015 (a)	5.000%	12/01/26	530,000	563,027
Vista Ridge Metropolitan District, BAM, Series 2016-A (a)(b)	5.000%	12/01/27	485,000	533,338
Vista Ridge Metropolitan District, BAM, Series 2016-A (a)(b)	5.000%	12/01/28	750,000	824,422
Vista Ridge Metropolitan District, BAM, Series 2016-A (a)(b)	5.000%	12/01/31	1,250,000	1,358,826
Wheatlands Metropolitan District, BAM, Series 2015 (a)(b)	5.000%	12/01/30	1,000,000	1,082,651
				106,685,799
Local Authority — 3.4%
Housing — 0.3%
Colorado Housing & Finance Authority, Series 2020-C-1	1.878%	05/01/23	295,000	291,471
Colorado Housing & Finance Authority, Series 2020-C-1	1.928%	11/01/23	340,000	333,370
Colorado Housing & Finance Authority, Series 2020-C-1	2.025%	05/01/24	150,000	145,873
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	241,214
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	476,515
				1,488,443
Lease / Rent — 0.1%
Boulder Municipal Property COP, Series 2019	2.250%	11/01/24	500,000	487,182

Local — 1.6%
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	3,000,000	2,746,964
Eagle County Colorado School District, Series 2021	0.903%	12/01/26	5,000,000	4,469,791

See Notes to Financial Statements.

84	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Local — 1.6% (continued)
Garfield County School District No. RE-2, Series 2012-B (a)	3.050%	12/01/26	$500,000	$489,426
				7,706,181
Recreation — 0.4%
Park Creek Metropolitan District, Series 2017-B	3.150%	12/01/23	405,000	403,832
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	421,517
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	496,357
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	297,615
				1,619,321
Tax — 0.5%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	595,033
Park Creek Metropolitan District, Series 2018-B	3.550%	12/01/22	665,000	667,038
Park Creek Metropolitan District, Series 2018-B	3.650%	12/01/23	805,000	808,156
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	441,415
				2,511,642
Utilities — 0.5%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	875,000	875,681
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.362%	11/01/23	770,000	761,043
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	415,958
				2,052,682
Prerefunded — 0.5%
Healthcare — 0.3%
Colorado Health Facilities Authority, Series 2017 (a)	5.000%	06/01/31	1,250,000	1,393,396

Local — 0.2%
Tallyns Reach Metropolitan District No. 3, Series 2013 (a)	5.125%	11/01/38	1,035,000	1,077,506

Revenue — 44.8%
Education — 2.3%
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/31	25,000	26,098
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/33	1,125,000	1,161,320
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	2,028,528
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,215,694
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/36	1,500,000	1,612,453
Colorado School of Mines, Series 2017-C (a)	4.000%	12/01/37	225,000	234,018
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A	5.000%	11/01/26	105,000	115,985
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A (a)	4.000%	11/01/41	825,000	828,688
University of Colorado, Series 2017-A-2 (a)	4.000%	06/01/43	1,750,000	1,739,679
				10,962,463
Healthcare — 9.2%
Aspen Valley Hospital District, Series 2012 (a)	5.000%	10/15/30	1,650,000	1,655,592
Colorado Health Facilities Authority, Series 2014-A	5.000%	02/01/23	520,000	524,426
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/23	875,000	903,175
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/24	575,000	604,236
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/25	790,000	840,082
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/25	960,000	1,020,637
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/26	540,000	581,233
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/28	535,000	577,723
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/29	425,000	456,079
Colorado Health Facilities Authority, Series 2015-B (a)	5.000%	09/01/29	1,000,000	1,042,212
Colorado Health Facilities Authority, Series 2016-C (a)	5.000%	12/01/29	1,010,000	1,068,449
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/29	1,180,000	1,297,595
Colorado Health Facilities Authority, Series 2023-A (a)	3.000%	05/15/30	410,000	356,978
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	757,373

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	85

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Healthcare — 9.2% (continued)
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	$500,000	$520,304
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/30	1,245,000	1,372,579
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/31	1,155,000	1,225,595
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/31	1,310,000	1,443,568
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/32	1,650,000	1,739,095
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	10/01/32	500,000	503,709
Colorado Health Facilities Authority, Series 2017-A (a)	4.000%	05/15/35	350,000	351,450
Colorado Health Facilities Authority, Series 2019-A-1 (a)	4.000%	08/01/37	875,000	846,415
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	216,123
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/39	1,200,000	1,170,479
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/40	925,000	897,884
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	1,000,000	1,022,685
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/41	500,000	417,310
Colorado Health Facilities Authority, Series 2019A-2 (a)	5.000%	08/01/44	4,300,000	4,392,631
Colorado Health Facilities Authority, Series 2015 (a)	4.000%	01/15/45	2,155,000	2,035,886
Colorado Health Facilities Authority, Series 2019-A (a)	3.000%	11/15/46	985,000	808,590
Colorado Health Facilities Authority, Series 2022-A (a)	5.000%	12/01/47	1,835,000	1,937,267
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/48	500,000	388,590
Colorado Health Facilities Authority, Series 2019-A-2 (a)	4.000%	08/01/49	4,450,000	3,986,601
Colorado Health Facilities Authority, Series 2022-A (a)	5.000%	12/01/52	3,530,000	3,708,388
Denver Health & Hospital Authority, Series 2014-A (a)	5.000%	12/01/39	1,500,000	1,514,758
University of Colorado Hospital Authority, Series 2012-A (a)	4.000%	11/15/42	1,265,000	1,249,643
				43,435,340
Other — 3.8%
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	435,000	456,042
Colorado Educational & Cultural Facilities Authority, Series 2016 (c)	3.750%	07/01/26	500,000	480,091
Colorado Educational & Cultural Facilities Authority, Series 2015A (a) (c)	4.125%	07/01/26	535,000	531,406
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/15/29	2,600,000	2,764,128
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	08/15/30	750,000	777,721
Colorado Educational & Cultural Facilities Authority, Series 2015 (a)	5.000%	11/01/30	500,000	525,567
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,029,644
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	12/01/31	1,500,000	1,554,309
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	762,411
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,378,961
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,662,149
Colorado Educational & Cultural Facilities Authority, Series 2016 (a) (c)	5.000%	07/01/36	1,000,000	977,374
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,040,675
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,191,299
Colorado Educational & Cultural Facilities Authority, Series 2022A (a)	4.000%	07/01/42	500,000	488,009
Colorado Educational & Cultural Facilities Authority, Series 2014B (a)	5.625%	01/15/44	440,000	444,642
Colorado Educational & Cultural Facilities Authority, Series 2022A (a)	4.000%	07/01/52	1,135,000	1,067,112
Colorado Educational & Cultural Facilities Authority, Series 2022A (a)	4.000%	07/01/56	625,000	585,377
				17,716,917
Public Services — 11.2%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	500,000	484,150
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/35	2,800,000	1,719,886
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/36	2,550,000	1,494,438
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/37	3,910,000	2,186,522
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/41	2,780,000	2,988,835
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/48	14,000,000	14,968,563
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/26	730,000	788,597
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	668,295
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	318,034
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	423,912

See Notes to Financial Statements.

86	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Public Services — 11.2% (continued)
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/41	$1,500,000	$1,585,196
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/45	550,000	581,603
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/46	4,930,000	5,185,606
Plaza Metropolitan District No. 1, Series 2013 (c)	5.000%	12/01/22	1,500,000	1,507,433
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/42	1,905,000	2,045,889
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	8,150,000	8,703,064
Southglenn Metropolitan District Colorado, Series 2016 (a)	3.500%	12/01/26	3,000,000	2,831,600
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	3,505,000	3,485,368
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	3.750%	12/01/40	500,000	401,637
Triview Colorado Metropolitan District Water & Wastewater Enterprise, BAM, Series 2020 (a)(b)	4.000%	12/01/40	410,000	413,705
				52,782,333
Recreation — 1.9%
City & County of Denver Colorado, Series 2016-A (a)	5.000%	08/01/44	1,820,000	1,950,227
City & County of Denver Colorado, Series 2016-A (a)	4.000%	08/01/46	7,000,000	6,951,330
				8,901,557
Tax — 6.7%
City of Commerce Colorado, BAM, Series 2015 (a)(b)	5.000%	08/01/36	1,945,000	2,072,559
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a)(b)	5.000%	12/01/33	490,000	534,780
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a)(b)	5.000%	12/01/34	525,000	572,296
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/23	190,000	192,238
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a) (c)	5.250%	12/01/39	3,900,000	3,965,668
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a) (c)	5.250%	12/01/39	1,400,000	1,418,696
Grand Junction Colorado, Series 2020-B (a)	4.000%	03/01/45	1,500,000	1,495,788
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/35	1,000,000	1,119,188
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/40	750,000	830,962
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/32	760,000	803,795
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/34	2,000,000	2,094,070
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/35	2,000,000	2,081,316
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/36	3,240,000	3,351,126
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/37	3,360,000	3,470,013
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/38	2,000,000	2,032,825
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/39	3,000,000	3,045,005
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/40	2,500,000	2,531,451
				31,611,776
Transportation — 3.3%
Auraria Higher Education Center, AGM, Series 2015 (a)(b)	4.000%	04/01/29	3,500,000	3,616,861
Denver Colorado City and County Airport, Series 2017-B (a)	5.000%	11/15/33	900,000	976,085
Denver Colorado City and County Airport, Series 2018-A (a)	5.000%	12/01/43	2,000,000	2,086,476
E-470 Public Highway Authority Colorado, Series 2020-A (a)	5.000%	09/01/40	7,250,000	7,567,662
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)(b)	5.000%	12/01/31	1,155,000	1,223,776
				15,470,860
Utilities — 6.4%
Centennial Water & Sanitation District, Series 2019 (a)	5.250%	12/01/48	8,750,000	9,818,482
Cherokee Colorado Metropolitan District Water & Wastewater, BAM, Series 2020 (a)(b)	4.000%	08/01/50	1,450,000	1,403,555
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/23	155,000	161,639
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/29	25,000	28,850
City of Colorado Springs Colorado Utilities System, Series 2017-A-2 (a)	5.000%	11/15/47	5,000,000	5,424,475
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (b)	4.000%	12/01/27	35,000	37,590
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (a)(b)	4.000%	12/01/45	1,120,000	1,115,122
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (a)(b)	4.000%	12/01/49	2,000,000	1,972,913
East Cherry Creek Valley Colorado Water and Sanitation District Arapahoe County, Series 2019-A (a)	4.000%	11/15/40	1,000,000	1,010,201
Morgan County Colorado Quality Water District, AGM, Series 2020 (a)(b)	4.000%	12/01/45	1,090,000	1,085,253

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	87

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Par Value	Value
Utilities — 6.4% (continued)
Morgan County Colorado Quality Water District, AGM, Series 2020 (a)(b)	4.000%	12/01/50	$1,150,000	$1,103,702
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (3MO LIBOR + 52) (a)(b)	0.330%	07/01/29	400,000	413,872
Stonegate Village Metropolitan District Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/45	1,435,000	1,428,750
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,272,112
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,053,771
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	2.000%	12/01/23	15,000	14,989
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	5.000%	12/01/25	25,000	27,092
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	5.000%	12/01/26	20,000	22,055
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (a)(b)	4.000%	12/01/45	1,850,000	1,814,429
Upper Eagle Regional Water Authority, AGM, Series 2020 (a)(b)	4.000%	12/01/45	1,000,000	995,645
				30,204,497
Variable Rate Demand Note — 2.4%
Variable Rate Demand Note — 2.4%
City of Colorado Springs Colorado Utilities System, Series 2007-A (a)(d)	0.880%	11/01/37	9,200,000	9,200,000
Colorado Health Facilities Authority, Series 2000 (d)	0.960%	10/01/30	2,240,000	2,240,000
				11,440,000
Investments at Value — 93.3%
(Cost $470,636,000)				$439,058,912

Other Assets in Excess of Liabilities — 6.7%				31,583,574

Net Assets — 100.0%				$470,642,486

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $8,880,668, which represents 1.9% of net assets as of June 30, 2022.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

88	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statement of Investments
June 30, 2022 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
A.S.A	Aksjeselskop is the Norwegian term for a stock- based company.
BAM	Build America Mutual.
Bhd.	Berhad is a Malaysian term for a public limited company.
COP	Certificate of Participation.
H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NATL	National Public Finance Guarantee Corp.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
P.S.Q.C.	Pakistan Standards & Quality Control Authority.
Q.S.C.	Qatari Shareholding Company.
REIT(s)	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.
S.A. de C.V.	Sociedad Anonima de Capital Variable is a corporative type of business in Mexico.
S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
S.A.K.P.	Suid Afrikaanse Kommunistiese Party.
SAPI de C.V.	Sociedad Anonima Promotora de Inversion de Capital Variable is a corporative type of business in Mexico.
SARL	Societe Anonyme a Responsabilite Limitee is the French term for Limited Liability Company.
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SJSC	Saudi Joint-Stock Company.
SOFR	Secured Overnight Financing Rate.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.
Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.

LIBOR Rates as of June 30, 2022:
1MO LIBOR 1.80%
3MO LIBOR 2.29%
CURRENCY ABBREVIATIONS

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	89

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap
	Value Fund	Growth Fund	Core Fund
Assets
Investments, at cost	$524,749,296	$181,867,485	$45,286,649
Investments, at value	$518,726,244	$155,235,891	$45,042,716
Cash equivalents (Note 2)	38,738,403	6,419,338	5,384,568
Receivable for Fund shares sold	670,222	68,592	19,980
Receivable for investment securities sold	769,064	—	—
Dividends and interest receivable	445,387	50,342	21,611
Other assets	59,896	27,779	16,449
Total assets	559,409,216	161,801,942	50,485,324

Liabilities
Payable for Fund shares redeemed	531,800	251,330	550
Payable for investment securities purchased	968,541	—	475,402
Payable to Adviser (Note 6)	383,203	90,147	27,110
Accrued shareholder servicing fees (Note 6)	74,988	35,033	3,927
Payable to third party administrator (Note 6)	12,600	5,800	3,300
Accrued chief compliance officer fees (Note 6)	2,004	696	313
Other accrued expenses	27,346	14,671	11,194
Total liabilities	2,000,482	397,677	521,796
Net Assets	$557,408,734	$161,404,265	$49,963,528

Net Assets Consists of
Paid-in capital	$561,898,405	$233,464,448	$42,251,512
Accumulated earnings (deficit)	(4,489,671)	(72,060,183)	7,712,016
Net Assets	$557,408,734	$161,404,265	$49,963,528

Net Assets
Retail	$7,858,457	$45,878,007	$685,159
Institutional	549,550,277	115,526,258	49,278,369
Shares of Beneficial Interest Outstanding
Retail	642,179	2,945,678	68,675
Institutional	44,833,368	7,232,219	4,913,827
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$12.24	$15 57	$9.98
Institutional	$12.26	$15.97	$10.03

See Notes to Financial Statements.

90	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

			Segall Bryant
	Segall Bryant &	Segall Bryant &	& Hamill
	Hamill	Hamill Emerging	International
	All Cap Fund	Markets Fund	Small Cap Fund
Assets
Investments, at cost	$91,206,042	$47,863,727	$124,512,835
Investments, at value	$133,904,701	$46,415,642	$112,498,057
Cash equivalents (Note 2)	2,606,243	511
Foreign currency, at value (Cost $—, $82,860, and $182,351, respectively)	—	82,395	182,980
Receivable for Fund shares sold	87,309	4,980	—
Receivable for investment securities sold	—	70,739	190,803
Due from Adviser	—	8,773	—
Dividends and interest receivable	108,713	472,499	354,836
Foreign tax reclaims receivable	546	2,077	927,825
Other assets	32,288	15,337	26,777
Total assets	136,739,800	47,072,442	114,181,789

Liabilities
Due to custodian	—	16,866	—
Payable for Fund shares redeemed	70,032	—	—
Payable for investment securities purchased	—	5,657	76,224
Accrued foreign capital gains on appreciated securities	—	13,297	—
Payable to Adviser (Note 6)	67,157	—	79,098
Accrued shareholder servicing fees (Note 6)	19,998	4,900	25,113
Payable to third party administrator (Note 6)	5,000	3,400	4,600
Accrued chief compliance officer fees (Note 6)	618	323	555
Other accrued expenses	13,394	48,798	38,890
Total liabilities	176,199	93,241	224,480
Net Assets	$136,563,601	$46,979,201	$113,957,309

Net Assets Consists of
Paid-in capital	$84,315,243	$50,017,589	$201,653,449
Accumulated earnings (deficit)	52,248,358	(3,038,388)	(87,696,140)
Net Assets	$136,563,601	$46,979,201	$113,957,309

Net Assets
Retail	$763,937	$2,171,322	$25,159,687
Institutional	135,799,664	44,807,879	88,797,622
Shares of Beneficial Interest Outstanding
Retail	39,929	278,177	2,702,304
Institutional	7,092,955	5,720,029	9,526,657
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$19.13	$7.81	$9.31
Institutional	$19.15	$7.83	$9.32

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	91

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

	Segall Bryant
	& Hamill
	Fundamental	Segall Bryant &	Segall Bryant &	Segall Bryant &
	International	Hamill Global	Hamill Workplace	Hamill Short Term
	Small Cap Fund	All Cap Fund	Equality Fund	Plus Fund
Assets
Investments, at cost	$69,490,168	$24,063,979	$21,646,377	$44,022,291
Investments, at value	$54,180,753	$25,999,494	$22,051,286	$42,487,446
Cash equivalents (Note 2)	2,352,493	888,700	730,095	655,378
Foreign currency, at value (Cost $1,896,176, $—, $—, and $—, respectively)	1,902,421	—	—	—
Unrealized gain on forward foreign currency contracts	645,933	—	—	—
Receivable for Fund shares sold	901,098	28	486
Due from Adviser	—	—	—	625
Dividends and interest receivable	24,757	13,312	18,002	387,465
Foreign tax reclaims receivable	50,596	78,264	—	—
Other assets	29,856	18,989	19,030	32,399
Total assets	60,087,907	26,998,787	22,818,413	43,563,799

Liabilities
Unrealized loss on forward foreign currency contracts	718,463	—	—	—
Payable for Fund shares redeemed	109,436	3,769	—	—
Payable for investment securities purchased	1,759,288	—	114,247	—
Payable to Adviser (Note 6)	18,083	5,655	2,587	—
Accrued shareholder servicing fees (Note 6)	18,133	3,196	4,057	9,426
Payable to third party administrator (Note 6)	3,700	3,400	2,900	3,300
Accrued chief compliance officer fees (Note 6)	360	256	242	308
Other accrued expenses	11,231	7,804	8,838	11,834
Total liabilities	2,638,694	24,080	132,871	24,868
Net Assets	$57,449,213	$26,974,707	$22,685,542	$43,538,931

Net Assets Consists of
Paid-in capital	$67,867,660	$24,097,087	$22,425,319	$45,335,268
Accumulated earnings (deficit)	(10,419,447)	2,877,620	260,223	(1,796,337)
Net Assets	$57,448,213	$26,974,707	$22,685,542	$43,538,931

Net Assets
Retail	$23,430,683	$25,410,720	$8,216,188	$6,201,213
Institutional	34,017,530	1,563,987	14,469,354	37,337,718
Shares of Beneficial Interest Outstanding
Retail	1,510,033	2,972,810	1,356,071	635,616
Institutional	2,028,868	185,411	2,311,135	3,821,930
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$15.52	$8 55	$6.06	$9.76
Institutional	$16 77	$8 44	$6.26	$9.77

See Notes to Financial Statements.

92	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

			Segall Bryant &
	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	Hamill Plus	Hamill Quality	Opportunities	Hamill Colorado
	Bond Fund	High Yield Fund	Fund	Tax Free Fund
Assets
Investments, at cost	$873,170,807	$88,554,346	$270,349,461	$470,636,000
Investments, at value	$796,373,825	$77,355,472	$251,814,565	$439,058,912
Cash equivalents (Note 2)	—	—	22,325,063	36,743,514
Receivable for Fund shares sold	531,402	1,755	1,059,154	1,164,580
Receivable for investment securities sold	5,250,920	—	10,885,332	4,984,396
Dividends and interest receivable	6,814,312	1,186,551	2,079,986	3,017,442
Other assets	29,794	16,837	35,090	17,890
Total assets	809,000,253	78,560,615	288,199,190	484,986,734

Liabilities
Due to custodian	112,135	161,282	—	—
Payable for Fund shares redeemed	691,453	214,654	195,266	1,429,577
Payable for investment securities purchased	—	—	19,957,327	12,532,592
Payable to Adviser (Note 6)	164,261	28,350	68,738	123,489
Accrued shareholder servicing fees (Note 6)	217,223	14,702	49,586	143,997
Payable to third party administrator (Note 6)	18,100	4,100	7,600	10,800
Accrued chief compliance officer fees (Note 6)	2,832	436	1,061	1,662
Other accrued expenses	36,134	12,447	61,320	102,131
Total liabilities	1,242,138	435,971	20,340,898	14,344,248
Net Assets	$807,758,115	$78,124,644	$267,858,292	$470,642,486

Net Assets Consists of
Paid-in capital	$899,741,938	$98,161,753	$298,022,800	$512,959,081
Accumulated deficit	(91,983,823)	(20,037,109)	(30,164,508)	(42,316,595)
Net Assets	$807,758,115	$78,124,644	$267,858,292	$470,642,486

Net Assets
Retail	$364,119,872	$32,407,436	$39,140,901	$168,566,901
Institutional	443,638,243	45,717,208	228,717,391	302,075,585
Shares of Beneficial Interest Outstanding
Retail	38,320,579	4,083,864	4,009,948	15,670,384
Institutional	47,171,435	5,829,564	23,417,340	27,972,142
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$9.50	$7.94	$9.76	$10.76
Institutional	$9.40	$7 84	$9.77	$10.80

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	93

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2022 (Unaudited)

	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap
	Value Fund	Growth Fund	Core Fund
Investment Income
Dividends	$3,184,523	$229,364	$192,153
Interest	42,297	5,899	5,344
Foreign taxes withheld	(11,778)	(2,893)	(2,032)
Total income	3,215,042	232,370	195,465

Expenses
Investment advisory fees (Note 6)	2,427,658	598,669	187,291
Shareholder servicing fees (Note 6)
Retail Class	6,815	60,765	1,852
Institutional Class	203,536	53,477	6,801
Administrative fees (Note 6)	100,067	33,805	11,837
Registration and filing fees	35,955	32,515	21,942
Custodian fees	12,058	11,905	7,958
Trustee fees and expenses	34,834	9,288	2,585
Transfer agent fees (Note 6)	10,945	12,305	10,176
Independent pricing service fees	833	865	788
Shareholder reporting expenses	19,857	9,552	447
Audit and tax preparation fees	7,600	6,600	6,600
Insurance expense	13,792	4,637	1,193
Chief compliance officer fees (Note 6)	11,658	4,148	1,808
Legal fees	14,645	4,400	1,115
Other	16,130	9,736	5,011
Total expenses before waivers/reimbursements	2,916,383	852,667	267,404
Expenses waived/reimbursed by investment adviser	—	—	(34,521)
Net expenses	2,916,383	852,667	232,883
Net Investment Income (Loss)	298,659	(620,297)	(37,418)

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	13,489,696	(8,363,070)	1,643,322

Change in unrealized net appreciation/depreciation on:
Investments	(126,970,565)	(65,762,170)	(12,612,702)

Net realized and unrealized losses	(113,480,869)	(74,125,240)	(10,969,380)
Net Decrease in Net Assets Resulting From Operations	$(113,182,210)	$(74,745,537)	$(11,006,798)

See Notes to Financial Statements.

94	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2022 (Unaudited)

				Segall Bryant
	Segall Bryant &	Segall Bryant &		& Hamill
	Hamill	Hamill Emerging		International
	All Cap Fund	Markets Fund		Small Cap Fund
Investment Income
Dividends	$820,554	$1,422,580		$4,469,007
Interest	3,725	98		399
Foreign taxes withheld	(13,386)	(123,206)		(514,699)
Total income	810,893	1,299,472		3,954,707

Expenses
Investment advisory fees (Note 6)	508,340	241,698		610,154
Shareholder servicing fees (Note 6)
Retail Class	258	2,812		44,570
Institutional Class	70,135	13,262		21,124
Administrative fees (Note 6)	29,512	13,412		26,204
Registration and filing fees	27,317	24,298		21,983
Custodian fees	6,303	80,816		27,776
Trustee fees and expenses	8,453	3,088		7,545
Transfer agent fees (Note 6)	10,195	10,327		10,230
Independent pricing service fees	671	34,680		20,362
Shareholder reporting fees	3,203	990		589
Audit and tax preparation fees	6,600	9,100		10,100
Insurance expense	4,490	1,429		4,332
Chief compliance officer fees (Note 6)	3,697	1,941		3,375
Legal fees	3,710	1,270		3,204
Other	7,445	46,986		27,123
Total expenses before waivers/reimbursements	690,329	486,109		838,671
Expenses waived/reimbursed by investment adviser	(33,336)	(153,768)		(113,487)
Net expenses	656,993	332,341		725,184
Net Investment Income	153,900	967,129		3,229,523

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	7,001,209	(1,100,493	) (a)	(1,010,288)
Foreign currency	(279)	(21,534)		(92,900)
	7,000,930	(1,122,027)		(1,103,188)
Change in unrealized net appreciation/depreciation on:
Investments	(47,011,891)	(7,927,160	) (b)	(28,160,559)
Translation of assets and liabilities denoted in foreign currencies	—	(2,615)		(87,734)
	(47,011,891)	(7,929,775)		(28,248,293)
Net realized and unrealized losses	(40,010,961)	(9,051,802)		(29,351,481)
Net Decrease in Net Assets Resulting From Operations	$(39,857,061)	$(8,084,673)		$(26,121,958)

(a)	Net of foreign capital gains tax of $215,202.

(b)	Net of deferred foreign capital gains tax of $244,074.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	95

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2022 (Unaudited)

	Segall Bryant
	& Hamill
	Fundamental	Segall Bryant &	Segall Bryant &	Segall Bryant &
	International	Hamill Global	Hamill Workplace	Hamill Short Term
	Small Cap Fund	All Cap Fund	Equality Fund	Plus Fund
Investment Income
Dividends	$699,157	$199,874	$138,048	$—
Interest	2,635	1,066	932	247,752
Foreign taxes withheld	(98,111)	(29,729)	(2)	—
Total income	603,681	171,211	138,978	247,752

Expenses
Investment advisory fees (Note 6)	372,907	101,160	82,967	60,253
Shareholder servicing fees (Note 6)
Retail Class	33,534	13,673	5,520	10,589
Institutional Class	21,294	1,335	7,970	19,696
Administrative fees (Note 6)	16,708	9,870	8,910	12,497
Registration and filing fees	28,971	21,899	24,639	18,112
Custodian fees	19,575	8,360	5,130	5,400
Trustee fees and expenses	3,906	1,634	1,405	2,771
Transfer agent fees (Note 6)	11,633	12,411	10,399	10,041
Independent pricing service fees	4,027	2,154	564	8,383
Shareholder reporting fees	4,030	2,933	612	609
Audit and tax preparation fees	8,100	6,600	6,600	8,600
Insurance expense	2,019	895	645	1,015
Chief compliance officer fees (Note 6)	2,290	1,538	1,440	1,852
Legal fees	1,795	727	614	1,121
Other	17,838	4,848	4,155	1,962
Total expenses before waivers/reimbursements	548,627	190,037	161,570	162,901
Expenses waived/reimbursed by investment adviser	(114,435)	(53,320)	(59,924)	(62,531)
Net expenses	434,192	136,717	101,646	100,370
Net Investment Income	169,489	34,494	37,332	147,382

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	1,186,141	443,048	(228,511)	(198,417)
Forward foreign currency contracts	(892,395)	—	—	—
Foreign currency	(47,348)	1,850	—	—
	246,398	444,898	(228,511)	(198,417)
Change in unrealized net appreciation/depreciation on:
Investments	(35,303,009)	(8,648,328)	(6,607,769)	(1,280,745)
Forward foreign currency contracts	127,122	—	—	—
Translation of assets and liabilities denoted in foreign currencies	118,066	(6,328)	—	—
	(35,057,821)	(8,654,656)	(6,607,769)	(1,280,745)
Net realized and unrealized losses	(34,811,423)	(8,209,758)	(6,836,280)	(1,479,162)
Net Decrease in Net Assets Resulting From Operations	$(34,641,934)	$(8,175,264)	$(6,798,948)	$(1,331,780)

See Notes to Financial Statements.

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Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2022 (Unaudited)

			Segall Bryant &
	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	Hamill Plus	Hamill Quality	Opportunities	Hamill Colorado
	Bond Fund	High Yield Fund	Fund	Tax Free Fund
Investment Income
Interest	$14,144,302	$2,038,273	$3,450,238	$6,507,092

Expenses
Investment advisory fees (Note 6)	1,631,293	207,179	496,640	923,802
Shareholder servicing fees (Note 6)
Retail Class	489,527	37,113	52,024	230,293
Institutional Class	188,133	23,880	99,810	146,500
Administrative fees (Note 6)	150,999	19,382	49,484	87,721
Registration and filing fees	35,578	25,041	31,612	17,638
Custodian fees	9,079	5,690	6,703	6,567
Trustee fees and expenses	51,659	5,231	16,696	29,647
Transfer agent fees (Note 6)	15,815	10,788	11,230	11,003
Independent pricing service fees	21,353	8,120	23,497	30,442
Shareholder reporting fees	28,988	4,388	2,057	2,751
Audit and tax preparation fees	9,600	8,600	7,600	7,600
Insurance expense	24,795	2,327	5,618	13,109
Chief compliance officer fees (Note 6)	17,311	2,619	6,063	10,261
Legal fees	21,906	2,194	6,810	12,426
Other	20,501	3,452	2,529	7,894
Total expenses before waivers/reimbursements	2,716,537	366,004	818,373	1,537,654
Expenses waived/reimbursed by investment adviser	(540,554)	(16,389)	(77,703)	(71,523)
Net expenses	2,175,983	349,615	740,670	1,466,131
Net Investment Income	11,968,319	1,688,658	2,709,568	5,040,961

Realized and Unrealized Losses
Net realized losses on:
Investments	(12,449,923)	(261,146)	(9,582,384)	(4,526,225)

Change in unrealized net appreciation/depreciation on:
Investments	(112,913,611)	(13,329,468)	(23,882,216)	(49,086,335)

Net realized and unrealized losses	(125,363,534)	(13,590,614)	(33,464,600)	(53,612,560)
Net Decrease in Net Assets Resulting From Operations	$(113,395,215)	$(11,901,956)	$(30,755,032)	$(48,571,599)

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	97

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill		Segall Bryant & Hamill		Segall Bryant & Hamill
	Small Cap Value Fund		Small Cap Growth Fund		Small Cap Core Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30, 2022	December 31,	June 30, 2022	December 31,	June 30, 2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021	(Unaudited)	2021
Operations
Net investment income (loss)	$298,659	$1,253,332	$(620,297)	$(1,104,000)	$(37,418)	$(74,093)
Net realized gains (losses)	13,489,696	37,263,573	(8,363,070)	22,565,130	1,643,322	5,943,663
Change in unrealized net appreciation/depreciation	(126,970,565)	34,670,349	(65,762,170)	(5,293,483)	(12,612,702)	5,108,617
Net increase (decrease) in net assets resulting from operations	(113,182,210)	73,187,254	(74,745,537)	16,167,647	(11,006,798)	10,978,187

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(416,535)	—	—	—	(291,052)
Institutional	—	(26,594,822)	—	—	—	(8,394,213)
Decrease in net assets from distributions to shareholders	—	(27,011,357)	—	—	—	(8,685,265)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	654,747	3,050,835	21,041,404	49,463,143	324,967	1,417,224
Institutional	164,748,461	337,970,835	35,911,459	85,691,386	9,919,775	785,331
Shares issued in reinvestment of distributions
Retail	—	393,533	—	—	—	283,977
Institutional	—	20,138,349	—	—	—	5,218,137
Cost of shares redeemed
Retail	(549,208)	(1,455,490)	(8,861,974)	(9,489,046)	(961,632)	(4,693,733)
Institutional	(105,082,061)	(217,902,088)	(54,296,752)	(21,282,278)	(435,231)	(2,020,789)
Net increase (decrease) resulting from beneficial interest transactions	59,771,939	142,195,974	(6,205,863)	104,383,205	8,847,879	990,147
Total net increase (decrease) in net assets	(53,410,271)	188,371,871	(80,951,400)	120,550,852	(2,158,919)	3,283,069

Net Assets
Beginning of period	610,819,005	422,447,134	242,355,665	121,804,813	52,122,447	48,839,378
End of period	$557,408,734	$610,819,005	$161,404,265	$242,355,665	$49,963,528	$52,122,447

See Notes to Financial Statements.

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Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

			Segall Bryant & Hamill		Segall Bryant & Hamill
	Segall Bryant & Hamill All Cap Fund		Emerging Markets Fund		International Small Cap Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30, 2022	December 31,	June 30, 2022	December 31,	June 30, 2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021	(Unaudited)	2021
Operations
Net investment income (loss)	$153,900	$(133,907)	$967,129	$1,604,753	$3,229,523	$4,682,066
Net realized gains (losses)	7,000,930	19,731,227	(1,122,027)	2,875,107	(1,103,188)	26,110,906
Change in unrealized net appreciation/ depreciation	(47,011,891)	29,308,203	(7,929,775)	(2,267,062)	(28,248,293)	(7,482,118)
Net increase (decrease) in net assets resulting from operations	(39,857,061)	48,905,523	(8,084,673)	2,212,798	(26,121,958)	23,310,854

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(97,778)	—	(151,486)	(452,358)	(2,500,281)
Institutional	—	(19,288,179)	—	(2,874,710)	(1,673,750)	(5,758,347)
Decrease in net assets from distributions to shareholders	—	(19,385,957)	—	(3,026,196)	(2,126,108)	(8,258,628)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	13,108	232,310	882,740	952,069	265,095	855,562
Institutional	7,542,941	28,911,778	1,605,067	10,154,946	4,716,428	18,937,214
Shares issued in reinvestment of distributions
Retail	—	96,085	—	151,486	170,181	633,678
Institutional	—	19,024,468	—	1,615,449	1,557,074	5,263,684
Cost of shares redeemed
Retail	(9,959)	(47,223)	(1,566,395)	(824,059)	(15,708,972)	(23,848,137)
Institutional	(18,558,425)	(60,719,508)	(3,740,662)	(1,364,913)	(4,840,734)	(44,380,383)
Net increase (decrease) resulting from beneficial interest transactions	(11,012,335)	(12,502,090)	(2,819,250)	10,684,978	(13,840,928)	(42,538,382)
Total net increase (decrease) in net assets	(50,869,396)	17,017,476	(10,903,923)	9,871,580	(42,088,994)	(27,486,156)

Net Assets
Beginning of period	187,432,997	170,415,521	57,883,124	48,011,544	156,046,303	183,532,459
End of period	$136,563,601	$187,432,997	$46,979,201	$57,883,124	$113,957,309	$156,046,303

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	99

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Fundamental		Segall Bryant & Hamill		Segall Bryant & Hamill
	International Small Cap Fund		Global All Cap Fund		Workplace Equality Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30, 2022	December 31,	June 30, 2022	December 31,	June 30, 2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021	(Unaudited)	2021
Operations
Net investment income (loss)	$169,489	$(406,901)	$34,494	$65,466	$37,332	$39,505
Net realized gains (losses)	246,398	8,956,032	444,898	2,072,136	(228,511)	1,713,342
Change in unrealized net appreciation/depreciation	(35,057,821)	(38,269)	(8,654,656)	6,199,644	(6,607,769)	4,021,696
Net increase (decrease) in net assets resulting from operations	(34,641,934)	8,510,862	(8,175,264)	8,337,246	(6,798,948)	5,774,543

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(3,257,813)	—	(1,980,616)	—	(805,364)
Institutional	—	(3,650,769)	—	(291,712)	—	(1,260,625)
Decrease in net assets from distributions to shareholders	—	(6,908,582)	—	(2,272,328)	—	(2,065,989)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	3,472,311	12,663,816	29,117	168,540	411,150	1,212,464
Institutional	17,549,098	42,479,988	12,361	1,198,548	971,630	4,642,427
Shares issued in reinvestment of distributions
Retail	—	3,241,291	—	1,851,873	—	799,569
Institutional	—	3,570,077	—	291,654	—	1,232,146
Cost of shares redeemed
Retail	(7,439,794)	(9,571,092)	(955,664)	(5,853,444)	(1,334,894)	(1,299,150)
Institutional	(13,895,381)	(10,706,447)	(2,631,410)	(623,868)	(115,371)	(1,439,188)
Net increase (decrease) resulting from beneficial interest transactions	(313,766)	41,677,633	(3,545,596)	(2,966,697)	(67,485)	5,148,268
Total net increase (decrease) in net assets	(34,955,700)	43,279,913	(11,720,860)	3,098,221	(6,866,433)	8,856,822

Net Assets
Beginning of period	92,403,913	49,124,000	38,695,567	35,597,346	29,551,975	20,695,153
End of period	$57,448,213	$92,403,913	$26,974,707	$38,695,567	$22,685,542	$29,551,975

See Notes to Financial Statements.

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Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill		Segall Bryant & Hamill		Segall Bryant & Hamill
	Short Term Plus Fund		Plus Bond Fund		Quality High Yield Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30, 2022	December 31,	June 30, 2022	December 31,	June 30, 2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021	(Unaudited)	2021
Operations
Net investment income	$147,382	$212,101	$11,968,319	$23,813,902	$1,688,658	$3,166,264
Net realized gains (losses)	(198,417)	76,508	(12,449,923)	7,750,023	(261,146)	909,927
Change in unrealized net appreciation/depreciation	(1,280,745)	(388,055)	(112,913,611)	(36,682,058)	(13,329,468)	(1,099,993)
Net increase (decrease) in net assets resulting from operations	(1,331,780)	(99,446)	(113,395,215)	(5,118,133)	(11,901,956)	2,976,198

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(25,537)	(55,271)	(5,724,444)	(15,291,464)	(676,941)	(1,388,983)
Institutional	(140,607)	(287,775)	(7,496,951)	(18,728,556)	(1,105,249)	(1,927,139)
Decrease in net assets from distributions to shareholders	(166,144)	(343,046)	(13,221,395)	(34,020,020)	(1,782,190)	(3,316,122)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	519,907	12,423,094	23,479,031	68,960,401	1,650,393	6,338,669
Institutional	6,018,315	33,672,972	56,629,610	200,483,179	6,894,088	26,601,286
Shares issued in reinvestment of distributions
Retail	25,537	55,271	5,656,116	15,118,125	648,398	1,330,990
Institutional	135,358	278,284	6,908,569	17,133,640	1,084,404	1,891,759
Cost of shares redeemed
Retail	(5,943,226)	(3,473,502)	(74,670,141)	(194,020,710)	(4,463,638)	(9,856,291)
Institutional	(7,669,827)	(17,119,670)	(138,765,752)	(133,949,714)	(16,011,007)	(7,099,896)
Net increase (decrease) resulting from beneficial interest transactions	(6,913,936)	25,836,449	(120,762,567)	(26,275,079)	(10,197,362)	19,206,517
Total net increase (decrease) in net assets	(8,411,860)	25,393,957	(247,379,177)	(65,413,232)	(23,881,508)	18,866,593

Net Assets
Beginning of period	51,950,791	26,556,834	1,055,137,292	1,120,550,524	102,006,152	83,139,559
End of period	$43,538,931	$51,950,791	$807,758,115	$1,055,137,292	$78,124,644	$102,006,152

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	101

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill		Segall Bryant & Hamill
	Municipal Opportunities Fund		Colorado Tax Free Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2022	December 31,	June 30, 2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
Operations
Net investment income	$2,709,568	$3,809,513	$5,040,961	$8,155,019
Net realized gains (losses)	(9,582,384)	411,990	(4,526,225)	2,100,578
Change in unrealized net appreciation/depreciation	(23,882,216)	1,560,791	(49,086,335)	135,265
Net increase (decrease) in net assets resulting from operations	(30,755,032)	5,782,294	(48,571,599)	10,390,862

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(561,497)	(888,141)	(2,494,488)	(4,549,634)
Institutional	(3,475,450)	(5,279,457)	(4,508,930)	(7,830,710)
Decrease in net assets from distributions to shareholders	(4,036,947)	(6,167,598)	(7,003,418)	(12,380,344)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	21,377,818	26,105,978	30,506,311	60,458,917
Institutional	135,405,182	119,955,842	75,848,560	115,221,186
Shares issued in reinvestment of distributions
Retail	504,188	782,090	2,427,603	4,399,110
Institutional	3,398,153	5,118,746	4,030,586	6,983,356
Cost of shares redeemed
Retail	(19,739,067)	(13,133,062)	(60,193,950)	(52,813,083)
Institutional	(113,841,645)	(37,061,674)	(113,564,013)	(40,156,337)
Net increase (decrease) resulting from beneficial interest transactions	27,104,629	101,767,920	(60,944,903)	94,093,149
Total net increase (decrease) in net assets	(7,687,350)	101,382,616	(116,519,920)	92,103,667

Net Assets
Beginning of period	275,545,642	174,163,026	587,162,406	495,058,739
End of period	$267,858,292	$275,545,642	$470,642,486	$587,162,406

See Notes to Financial Statements.

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Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Period Ended
	June 30, 2022		December 31,	December 31,	December 31,
Retail	(Unaudited)		2021	2020	2019(a)
Net asset value, beginning of period	$14.83		$13.34	$12.71	$12.34
Income (loss) from investment operations:
Net investment income(b)	0.00	(c)	0.02	0.23	0.01
Net realized and unrealized gains (losses) on investments	(2.59)		2.15	0.53	0.36
Total from investment operations	(2.59)		2.17	0.76	0.37
Less dividends and distributions:
Distributions from net investment income	—		(0.01)	(0.04)	—
Distributions from net realized gains	—		(0.67)	(0.09)	—
Total distributions	—		(0.68)	(0.13)	—
Net asset value, end of period	$12.24		$14.83	$13.34	$12.71
Total Return	(17.46	)%(d)	16 47%	6 14%	3.00	%(d)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$7,858		$9,414	$6,701	$10
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.05	%(e)	1.04%	1.08%	1.06	%(e)
Without fee waivers/reimbursements	1.05	%(e)	1.04%	1.08%	1.06	%(e)
Ratio of net investment income to average net assets
With fee waivers/reimbursements	0.00	%(e)(f)	0.13%	1.93%	1.37	%(e)
Without fee waivers/reimbursements	0.00	%(e)(f)	0.13%	1.93%	1.37	%(e)
Portfolio turnover rate	13	%(d)	32%	44%	28	%(d)(g)

(a)	The Fund added a retail share class on December 9, 2019. Ratios for start up periods may not be representative of long term operating results.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Less than 0.005%.

(g)	Portfolio turnover rate is calculated at the fund level and represents the six months ended December 31, 2019.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	103

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months				Six Months
	Ended		Year Ended	Year Ended	Ended		Year Ended	Year Ended		Year Ended
	June 30, 2022		December 31,	December 31,	December 31,		June 30,	June 30,		June 30,
Institutional	(Unaudited)		2021	2020	2019(a)		2019	2018		2017
Net asset value, beginning of period	$14.85		$13.35	$12.71	$12.59		$13.18	$12.17		$10.33
Income (loss) from investment operations:
Net investment income(b)	0.01		0.03	0.10	0.09		0.10	0.05		0.01
Net realized and unrealized gains (losses) on investments	(2.60)		2.16	0.67	0.80		0.42	1.81		1.86
Total from investment operations	(2.59)		2.19	0.77	0.89		0.52	1.86		1.87
Less dividends and distributions:
Dividends from net investment income	—		(0.02)	(0.04)	(0.11)		(0.08)	(0.02)		(0.01)
Distributions from net realized gains	—		(0.67)	(0.09)	(0.66)		(1.03)	(0.83)		(0.02)
Total distributions	—		(0.69)	(0.13)	(0.77)		(1.11)	(0.85)		(0.03)
Paid-in capital from redemption fees	—		—	—	0.00	(c)	0.00 (c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$12.26		$14.85	$13.35	$12.71		$12.59	$13.18		$12.17
Total Return	(17.44	)%(d)	16.62%	6.22%	7.30	%(d)	5.33%	15.63%		18.07%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$549,550		$601,405	$415,747	$169,891		$141,192	$106,836		$63,072
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.96	%(e)	0.97%	0.99%	0.99	%(e)	0.99%	1.01	%(f)	1.15	%(g)
Without fee waivers/reimbursements	0.96	%(e)	0.97%	1.01%	1.14	% (e)	1.14%	1.25%		1.39%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.10	%(e)	0.22%	0.89%	1.38	%(e)	0.81%	0.42%		0.09%
Without fee waivers/reimbursements	0.10	%(e)	0.22%	0.87%	1.23	%(e)	0.66%	0.18%		(0.15)%
Portfolio turnover rate	13	%(d)	32%	44%	28	%(d)	68%	59%		70%

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Contractual expense limitation changed from 1.08% to 0.99% effective November 1, 2017.

(g)	Contractual expense limitation changed from 1.20% to 1.08% effective February 1, 2017.

See Notes to Financial Statements.

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Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,		December 31,
Retail	(Unaudited)		2021	2020	2019	2018(a)		2017
Net asset value, beginning of period	$22.95		$20.56	$13.04	$10.15	$12.72		$10.89
Income (loss) from investment operations:
Net investment loss(b)	(0.07)		(0.17)	(0.08)	(0.06)	(0.11)		(0.10)
Net realized and unrealized gains (losses) on investments	(7.31)		2.56	7.60	2.95	0.63		2.93
Total from investment operations	(7.38)		2.39	7.52	2.89	0.52		2.83
Less dividends and distributions:
Distributions from net realized gains	—		—	—	—	(2.95)		(1.00)
Return of capital	—		—	—	—	(0.14)		—
Total distributions	—		—	—	—	(3.09)		(1.00)
Net asset value, end of period	$15 57		$22.95	$20.56	$13.04	$10.15		$12.72
Total Return	(32.16	)%(c)	11.62%	57.67%	28.47%	3.19%		25.98%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$45,878		$53,652	$11,786	$2,836	$1,570		$930
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.05	%(d)	1.03%	1.04%	1.12%	1.24	%(e)	1.26	%(f)
Without fee waivers/reimbursements	1.05	%(d)	1.03%	1.04%	1.12%	3.09%		2.88%
Ratio of net investment loss to average net assets
With fee waivers/reimbursements	(0.79	)%(d)	(0.74)%	(0.54)%	(0.51)%	(0.76)%		(0.80)%
Without fee waivers/reimbursements	(0.79	)%(d)	(0.74)%	(0.54)%	(0.51)%	(2.61)%		(2.42)%
Portfolio turnover rate	27	%(c)	35%	54%	28%	83%		51%

(a)	Prior to April 30, 2018 known as the Westcore Small-Cap Growth Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

(e)	Contractual expense limitation changed from 1.24% to 1.14% effective December 20, 2018.

(f)	Contractual expense limitation changed from 1.30% to 1.24% effective April 30, 2017.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	105

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2021	2020	2019	2018(a)	2017
Net asset value, beginning of period	$23.52		$21.04	$13.33	$10.36	$12.88	$11.01
Income (loss) from investment operations:
Net investment loss(b)	(0.06)		(0.13)	(0.08)	(0.05)	(0.08)	(0.09)
Net realized and unrealized gains (losses) on investments	(7.49)		2.61	7.79	3.02	0.65	2.96
Total from investment operations	(7.55)		2.48	7.71	2.97	0.57	2.87
Less dividends and distributions:
Distributions from net realized gains	—		—	—	—	(2.95)	(1.00)
Return of capital	—		—	—	—	(0.14)	—
Total distributions	—		—	—	—	(3.09)	(1.00)
Net asset value, end of period	$15.97		$23.52	$21.04	$13.33	$10.36	$12.88
Total Return	(32.10	)%(c)	11.79%	57.84%	28.67%	3.56%	26.05%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$115,526		$188,703	$110,018	$72,341	$63,082	$4,791
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.88	%(d)	0.87%	0.97%	0.98%	0.99%	1.20%
Without fee waivers/reimbursements	0.88	%(d)	0.87%	0.97%	0.98%	2.26%	2.74%
Ratio of net investment loss to average net assets
With fee waivers/reimbursements	(0.63	)%(d)	(0.59)%	(0.50)%	(0.38)%	(0.63)%	(0.74)%
Without fee waivers/reimbursements	(0.63	)%(d)	(0.59)%	(0.50)%	(0.38)%	(1.90)%	(2.28)%
Portfolio turnover rate	27	%(c)	35%	54%	28%	83%	51%

(a)	Prior to April 30, 2018 known as the Westcore Small-Cap Growth Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

106	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,
Retail	(Unaudited)		2021	2020
Net asset value, beginning of period	$12.65		$12.26	$10.00
Income (loss) from investment operations:
Net investment loss(a)	(0.02)		(0.07)	(0.03)
Net realized and unrealized gains (losses) on investments	(2.65)		2.82	2.29
Total from investment operations	(2.67)		2.75	2.26
Less dividends and distributions:
Distributions from net realized gains	—		(2.36)	—
Net asset value, end of period	$9.98		$12.65	$12.26
Total Return	(21.11	)%(b)	23.26%	22.60%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$685		$1,663	$4,165
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.14	% (c)	1.14%	1.14%
Without fee waivers/reimbursements	1.36	% (c)	1.35%	1.26%
Ratio of net investment loss to average net assets
With fee waivers/reimbursements	(0.38	)%(c)	(0.25)%	(0.26)%
Without fee waivers/reimbursements	(0.60	)%(c)	(0.46)%	(0.38)%
Portfolio turnover rate	22	%(b)	36%	74%

(a)	Calculated using the average shares method.

(b)	Total return and portfolio turnover are not annualized for periods less than one full year.

(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	107

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,
Institutional	(Unaudited)		2021	2020
Net asset value, beginning of period	$12.70		$12.28	$10.00
Income (loss) from investment operations:
Net investment loss(a)	(0.01)		(0.02)	(0.00	)(b)
Net realized and unrealized gains (losses) on investments	(2.66)		2.80	2.28
Total from investment operations	(2.67)		2.78	2.28
Less dividends and distributions:
Distributions from net realized gains	—		(2.36)	—
Net asset value, end of period	$10.03		$12.70	$12.28
Total Return	(21.02	)%(c)	23.48%	22.80%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$49,278		$50,460	$44,675
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(d)	0.99%	0.99%
Without fee waivers/reimbursements	1.14	%d)	1.10%	1.27%
Ratio of net investment loss to average net assets
With fee waivers/reimbursements	(0.15	)%(d)	(0.13)%	(0.05)%
Without fee waivers/reimbursements	(0.30	)%(d)	(0.24)%	(0.33)%
Portfolio turnover rate	22	%(c)	36%	74%

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

108	| www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended		Period Ended
	June 30, 2022		December 31,	December 31,		December 31,
Retail	(Unaudited)		2021	2020		2019(a)
Net asset value, beginning of period	$24.51		$21.15	$17.00		$16.49
Income (loss) from investment operations:
Net investment income (loss)(b)	0.02		(0.01)	0.04		(0.00	)(c)
Net realized and unrealized gains (losses) on investments	(5.40)		6 16	4.39		0.51
Total from investment operations	(5.38)		6 15	4.43		0.51
Less dividends and distributions:
Dividends from net investment income	—		—	(0.03)		—
Distributions from net realized gains	—		(2.79)	(0.25)		—
Total distributions	—		(2.79)	(0.28)		—
Net asset value, end of period	$19.13		$24.51	$21.15		$17.00
Total Return	(21.95	)%(d)	29.57%	26.08%		3.09	%(d)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$764		$974	$583		$10
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.86	%(e)	0.83%	0.79	%(e)	0.98	%(f)
Without fee waivers/reimbursements	0.86	%(e)	0.83%	0.79	%(e)	1.00	%(f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.19	%(e)	(0.06)%	0.19%		(0.15	)%(f)
Without fee waivers/reimbursements	0.19	%(e)	(0.06)%	0.19%		(0.17	)%(f)
Portfolio turnover rate	18	%(d)	30%	38%		16	%(d)(g)

(a)	The Fund added a retail share class on December 9, 2019. Ratios for start up periods may not be representative of long term operating results.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	During the period there were no shareholder servicing fees expensed for the Retail Class. This may not be representative of long term results.

(f)	Annualized.

(g)	Portfolio turnover rate is calculated at the fund level and represents the six months ended December 31, 2019.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	109

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months				Six Months
	Ended		Year Ended	Year Ended	Ended		Year Ended	Year Ended		Year Ended
	June 30, 2022		December 31,	December 31,	December 31,		June 30,	June 30,		June 30,
Institutional	(Unaudited)		2021	2020	2019(a)		2019	2018		2017
Net asset value, beginning of period	$24.52		$21.16	$17.00	$15.80		$14.76	$13.37		$11.82
Income (loss) from investment operations:
Net investment income (loss)(b)	0.02		(0.02)	0.03	0.01		0.01	(0.01)		0.00	(c)
Net realized and unrealized gains (losses) on investments	(5.39)		6 17	4.41	1.25		1.57	1.48		1.55
Total from investment operations	(5.37)		6 15	4.44	1.26		1.58	1.47		1.55
Less dividends and distributions:
Dividends from net investment income	—		—	(0.03)	(0.01)		—	—		(0.00	)(c)
Distributions from net realized gains	—		(2.79)	(0.25)	(0.05)		(0.54)	(0.08)		—
Total distributions	—		(2.79)	(0.28)	(0.06)		(0.54)	(0.08)		(0.00	)(c)
Paid-in capital from redemption fees	—		—	—	0.00	(c)	0.00 (c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$19.15		$24.52	$21.16	$17.00		$15.80	$14.76		$13.37
Total Return	(21.90	)%(d)	29.55%	26.18%	7.95	%(d)	11.47%	11.01%		13.14%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$135,800		$186,459	$169,833	$120,730		$104,418	$79,631		$63,463
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.84	%(e)	0.84%	0.84%	0.96	%(e)(f)	0.98%	1.02	%(g)	1.10%
Without fee waivers/reimbursements	0.88	%(e)	0.87%	0.92%	1.12	%(e)	1.14%	1.22%		1.40%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.19	%(e)	(0.07)%	0.16%	0.07	%(e)	0.07%	(0.07)%		(0.02)%
Without fee waivers/reimbursements	0.15	%(e)	(0.10)%	0.08%	(0.09	)%(e)	(0.09)%	(0.27)%		(0.32)%
Portfolio turnover rate	18	%(d)	30%	38%	16	%(d)	38%	37%		38%

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Contractual expense limitation changed from 0.98% to 0.84% effective December 9, 2019.

(g)	Contractual expense limitation changed from 1.10% to 0.98% effective November 1, 2017.

See Notes to Financial Statements.

110	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months				Two Months
	Ended		Year Ended	Year Ended	Ended		Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,		October 31,	October 31,	October 31,
Retail*	(Unaudited)		2021	2020	2019(a)		2019	2018	2017
Net asset value, beginning of period	$9.12		$9.13	$8 67	$8.27		$7.70	$9.49	$7.60
Income (loss) from investment operations:
Net investment income(b)	0.14		0.26	0.14	0.01		0.17	0.18	0.13
Net realized and unrealized gains (losses) on investments	(1.45)		0.21	0.47	0.60		0.62	(1.53)	1.90
Total from investment operations	(1.31)		0.47	0.61	0.61		0.79	(1.35)	2.03
Less dividends and distributions:
Dividends from net investment income	—		(0.30)	(0.15)	(0.20)		(0.18)	(0.13)	(0.14)
Distributions from net realized gains	—		(0.18)	—	—		(0.04)	(0.31)	—
Return of capital	—		—	—	(0.01)		—	—	—
Total distributions	—		(0.48)	(0.15)	(0.21)		(0.22)	(0.44)	(0.14)
Paid-in capital from redemption fees	—		—	—	—		—	0.00 (c)	—
Net asset value, end of period	$7.81		$9.12	$9.13	$8 67		$8.27	$7.70	$9.49
Total Return	(14.36	)%(d)	5.22%	7.05%	7.52	%(d)	10.64%	(14.96)%	27.27%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,171		$3,224	$2,954	$2,678		$2,397	$2,043	$3,116
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.38	%(e)	1.38%	1.38%	1.46	%(e)(f)	1.48%	1.48%	1.48%
Without fee waivers/reimbursements	1.95	%(e)	1.86%	2.36%	3.40	%(e)	2.91%	2.49%	2.87%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.23	%(e)	2.65%	1.80%	1.01	%(e)	2.15%	1.97%	1.54%
Without fee waivers/reimbursements	2.66	%(e)	2.17%	0.82%	(0.93	)%(e)	0.72%	0.96%	0.15%
Portfolio turnover rate	43	%(d)	91%	91%	23	%(d)	107%	99%	97%

*	Formerly Class A.

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized

(f)	Contractual expense limitation changed from 1.48% to 1.38% effective December 9, 2019.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	111

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months				Two Months
	Ended		Year Ended	Year Ended	Ended		Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,		October 31,	October 31,	October 31,
Institutional*	(Unaudited)		2021	2020	2019	(a)	2019	2018	2017
Net asset value, beginning of period	$9.15		$9.15	$8.69	$8.31		$7.74	$9.54	$7.63
Income (loss) from investment operations:
Net investment income(b)	0.16		0.28	0.15	0.02		0.20	0.20	0.15
Net realized and unrealized gains (losses) on investments	(1.48)		0.21	0.47	0.59		0.62	(1.54)	1.91
Total from investment operations	(1.32)		0.49	0.62	0.61		0.82	(1.34)	2.06
Less dividends and distributions:
Dividends from net investment income	—		(0.31)	(0.16)	(0.22)		(0.21)	(0.15)	(0.15)
Distributions from net realized gains	—		(0.18)	—	—		(0.04)	(0.31)	—
Return of capital	—		—	—	(0.01)		—	—	—
Total distributions	—		(0.49)	(0.16)	(0.23)		(0.25)	(0.46)	(0.15)
Paid-in capital from redemption fees	—		—	—	—		—	0.00 (c)	—
Net asset value, end of period	$7.83		$9.15	$9.15	$8.69		$8.31	$7.74	$9.54
Total Return	(14.43	)%(d)	5.49%	7.18%	7.51	%(d)	10.97%	(14.81)%	27.68%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$44,808		$54,660	$45,058	$32,721		$30,836	$29,961	$32,144
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.23	%(e)	1.23%	1.23%	1.23	%(e)	1.23%	1.23%	1.23%
Without fee waivers/reimbursements	1.80	%(e)	1.69%	2.19%	3.14	%(e)	2.66%	2.24%	2.62%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.62	%(e)	2.83%	1.93%	1.18	%(e)	2.40%	2.22%	1.79%
Without fee waivers/reimbursements	3.05	%(e)	2.37%	0.97%	(0.73	)%(e)	0.97%	1.21%	0.40%
Portfolio turnover rate	43	%(d)	91%	91%	23	%(d)	107%	99%	97%

*	Formerly Class I.

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.

112	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months				Two Months
	Ended		Year Ended	Year Ended	Ended		Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,		October 31,	October 31,	October 31,
Retail*	(Unaudited)		2021	2020	2019(a)		2019	2018	2017
Net asset value, beginning of period	$11.59		$10.83	$11.64	$11.39		$11.73	$14.47	$11.74
Income (loss) from investment operations:
Net investment income(b)	0.24		0.29	0.16	0.02		0.28	0.26	0.23
Net realized and unrealized gains (losses) on investments	(2.35)		1.09	(0.80)	0.73		(0.38)	(2.27)	2.69
Total from investment operations	(2.11)		1.38	(0.64)	0.75		(0.10)	(2.01)	2.92
Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.62)	(0.17)	(0.49)		(0.25)	(0.29)	(0.19)
Distributions from net realized gains	—		—	—	—		—	(0.44)	—
Return of capital	—		—	—	(0.01)		—	—	—
Total distributions	(0.17)		(0.62)	(0.17)	(0.50)		(0.25)	(0.73)	(0.19)
Paid-in capital from redemption fees	—		—	—	—		0.00 (c)	0.00 (c)	—
Net increase from payment by affiliates	—		—	—	—		0.01 (d)	—	—
Net asset value, end of period	$9.31		$11.59	$10.83	$11.64		$11.39	$11.73	$14.47
Total Return	(18.25	)% (e)	12.97%	(5.51)%	6.73	% (e)	(0.54)%	(14.68)%	25.27%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$25,160		$47,301	$64,420	$52,668		$49,749	$23,554	$25,240
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.18	% (f)	1.18%	1.18%	1.25	% (f)(g)	1.28%	1.28%	1.28%
Without fee waivers/reimbursements	1.39	% (f)	1.36%	1.36%	1.42	% (f)	1.53%	1.44%	1.47%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	4.36	% (f)	2.37%	1.68%	0.94	% (f)	2.49%	1.92%	1.80%
Without fee waivers/reimbursements	4.15	% (f)	2.19%	1.50%	0.77	% (f)	2.24%	1.76%	1.61%
Portfolio turnover rate	54	% (e)	112%	106%	17	% (e)	121%	111%	101%

*	Formerly Class A.

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	The custodian reimbursed the Fund $132,086 for losses incurred from corporate action processing. Payment had a positive 0.09% impact on the total return.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

(g)	Contractual expense limitation changed from 1.28% to 1.18% effective December 9, 2019.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	113

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months				Two Months
	Ended		Year Ended	Year Ended	Ended		Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,		October 31,	October 31,	October 31,
Institutional*	(Unaudited)		2021	2020	2019(a)		2019	2018	2017
Net asset value, beginning of period	$11.61		$10.85	$11.65	$11.42		$11.77	$14.50	$11.76
Income (loss) from investment operations:
Net investment income(b)	0.26		0.31	0.19	0.02		0.30	0.29	0.27
Net realized and unrealized gains (losses) on investments	(2.37)		1.10	(0.82)	0.73		(0.37)	(2.26)	2.68
Total from investment operations	(2.11)		1.41	(0.63)	0.75		(0.07)	(1.97)	2.95
Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.65)	(0.17)	(0.51)		(0.29)	(0.32)	(0.21)
Distributions from net realized gains	—		—	—	—		—	(0.44)	—
Return of capital	—		—	—	(0.01)		—	—	—
Total distributions	(0.18)		(0.65)	(0.17)	(0.52)		(0.29)	(0.76)	(0.21)
Paid-in capital from redemption fees	—		—	—	—		0.00 (c)	0.00 (c)	0.00 (c)
Net increase from payment by affiliates	—		—	—	—		0.01 (d)	—	—
Net asset value, end of period	$9.32		$11.61	$10.85	$11.65		$11.42	$11.77	$14.50
Total Return	(18.21	)% (e)	13.19%	(5.35)%	6.69	% (e)	(0.29)%	(14.40)%	25.60%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$88,798		$108,745	$119,113	$234,265		$230,883	$351,480	$298,728
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.03	% (f)	1.03%	1.03%	1.03	% (f)	1.03%	1.03%	1.03%
Without fee waivers/reimbursements	1.18	% (f)	1.13%	1.18%	1.20	% (f)	1.28%	1.19%	1.22%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	4.92	% (f)	2.54%	2.00%	1.15	% (f)	2.74%	2.17%	2.05%
Without fee waivers/reimbursements	4.77	% (f)	2.44%	1.85%	0.98	% (f)	2.49%	2.01%	1.86%
Portfolio turnover rate	54	% (e)	112%	106%	17	% (e)	121%	111%	101%

*	Formerly Class I.

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	The custodian reimbursed the Fund $132,086 for losses incurred from corporate action processing. Payment had a positive 0.09% impact on the total return.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

See Notes to Financial Statements.

114	| www.sbhfunds.com

Segall Bryant & Hamill
Fund FundamentalInternationalSmall Cap	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2022		December 31,	December 31,	December 31,		December 31,		December 31,
Retail	(Unaudited)		2021	2020	2019		2018(a)		2017
Net asset value, beginning of period	$24.43		$22.86	$18.12	$12.67		$19.76		$15.08
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06		(0.22)	(0.08)	0.00	(c)	(0.03)		0.05
Net realized and unrealized gains (losses) on investments	(8.97)		3.83	6.06	5.45		(4.40)		5.01
Total from investment operations	(8.91)		3.61	5.98	5.45		(4.43)		5.06
Less dividends and distributions:
Dividends from net investment income	—		—	—	—		(0.08)		(0.38)
Distributions from net realized gains	—		(2.04)	(1.24)	—		(2.58)		—
Total distributions	—		(2.04)	(1.24)	—		(2.66)		(0.38)
Net asset value, end of period	$15.52		$24.43	$22.86	$18.12		$12.67		$19.76
Total Return	(36.47	)% (f)	16.59%	33.23%	43.01%		(22.98)%		33.64%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$23,431		$42,322	$33,666	$29,098		$28,205		$49,979
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.25	% (g)	1.25%	1.25%	1.32	% (d)(e)	1.44	% (e)	1.44	% (e)
Without fee waivers/reimbursements	1.69	% (g)	1.51%	1.69%	1.85%		1.78%		1.75%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.59	% (g)	(0.88)%	(0.43)%	0.00%		(0.18)%		0.27%
Without fee waivers/reimbursements	0.15	% (g)	(1.14)%	(0.87)%	(0.53)%		(0.52)%		(0.04)%
Portfolio turnover rate	32	% (f)	56%	59%	31%		57%		48%

(a)	Prior to April 30, 2018 known as the Westcore International Small-Cap Fund.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Contractual expense limitation changed from 1.50% to 1.25% effective May 1, 2019.

(e)	For the period April 29, 2016 to April 30, 2019, a voluntary additional expense waiver reduced the ratio of expenses to average net assets from 1.50% to 1.44%.

(f)	Total return and portfolio turnover are not annualized for periods less than one full year.

(g)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	115

Segall Bryant & Hamill
Fundamental International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2022		December 31,	December 31,	December 31,		December 31,		December 31,
Institutional	(Unaudited)		2021	2020	2019		2018(a)		2017
Net asset value, beginning of period	$26.37		$24.50	$19.32	$13.48		$20.83		$15.64
Income (loss) from investment operations:
Net investment income (loss)(b)	0.04		(0.07)	(0.06)	0.00	(c)	(0.00	) (c)	0.08
Net realized and unrealized gains (losses) on investments	(9.64)		3.98	6.48	5.84		(4.66)		5.22
Total from investment operations	(9.60)		3.91	6.42	5.84		(4.66)		5.30
Less dividends and distributions:
Dividends from net investment income	—		—	—	—		(0.11)		(0.11)
Distributions from net realized gains	—		(2.04)	(1.24)	—		(2.58)		—
Total distributions	—		(2.04)	(1.24)	—		(2.69)		(0.11)
Net asset value, end of period	$16.77		$26.37	$24.50	$19.32		$13.48		$20.83
Total Return	(36.40	)% (e)	16.70%	33.45%	43.32%		(22.90)%		33.89%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$34,018		$50,082	$15,458	$8,446		$20,266		$29,652
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.10	% (f)	1.10%	1.10%	1.20	% (d)	1.29%		1.29%
Without fee waivers/reimbursements	1.31	% (f)	1.36%	1.57%	1.72%		1.62%		1.59%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.35	% (f)	(0.21)%	(0.31)%	0.01%		(0.02)%		0.44%
Without fee waivers/reimbursements	0.14	% (f)	(0.47)%	(0.78)%	(0.50)%		(0.35)%		0.14%
Portfolio turnover rate	32	% (e)	56%	59%	31%		57%		48%

(a)	Prior to April 30, 2018 known as the Westcore International Small-Cap Fund.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	The contractual expense limitation is 1.10% effective May 1, 2019.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

See Notes to Financial Statements.

116	| www.sbhfunds.com

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,		December 31,
Retail	(Unaudited)		2021	2020(a)	2019	2018(b)		2017
Net asset value, beginning of period	$11.02		$9.32	$10.98	$9.52	$11.12		$9.79
Income (loss) from investment operations:
Net investment income(c)	0.00	(d)	0.02	0.18	0.23	0.20		0.19
Net realized and unrealized gains (losses) on investments	(2.47)		2.36	0.08 (e)	2.16	(1.16)		1.70
Total from investment operations	(2.47)		2.38	0.26	2.39	(0.96)		1.89
Less dividends and distributions:
Dividends from net investment income	—		(0.04)	(0.18)	(0.25)	(0.19)		(0.18)
Distributions from net realized gains	—		(0.64)	(1.74)	(0.68)	(0.45)		(0.38)
Total distributions	—		(0.68)	(1.92)	(0.93)	(0.64)		(0.56)
Net asset value, end of period	$8.55		$11.02	$9.32	$10.98	$9.52		$11.12
Total Return	(22.41	)% (f)	25.83%	2.95%	25.36%	(8.70)%		19.56%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$25,411		$33,821	$32,224	$46,375	$41,887		$50,894
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.89	% (g)	0.89%	0.89%	0.89%	0.99	% (h)	0.99%
Without fee waivers/reimbursements	1.22	% (g)	1.18%	1.29%	1.22%	1.22%		1.20%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.01	% (g)	0.16%	1.83%	2.14%	1.88%		1.83%
Without fee waivers/reimbursements	(0.32	)% (g)	(0.13)%	1.43%	1.81%	1.65%		1.62%
Portfolio turnover rate	16	% (f)	24%	132%	40%	59%		17%

(a)	Prior to September 19, 2020 known as the Segall Bryant & Hamill Global Large Cap Fund.

(b)	Prior to April 30, 2018 known as the Westcore Global Large-Cap Dividend Fund.

(c)	Calculated using the average shares method.

(d)	Less than $0.005 per share.

(e)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting the net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(f)	Total return and portfolio turnover are not annualized for periods less than one full year.

(g)	Annualized.

(h)	Contractual expense limitation changed from 0.99% to 0.89% effective December 20, 2018.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	117

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,		December 31,
Institutional	(Unaudited)		2021	2020(a)	2019	2018(b)		2017
Net asset value, beginning of period	$10.86		$9.20	$10.86	$9.43	$11.04		$9.71
Income (loss) from investment operations:
Net investment income(c)	0.13		0.03	0.18	0.24	0.23		0.20
Net realized and unrealized gains (losses) on investments	(2.55)		2.33	0.09 (d)	2.14	(1.16)		1.70
Total from investment operations	(2.42)		2.36	0.27	2.38	(0.93)		1.90
Less dividends and distributions:
Dividends from net investment income	—		(0.06)	(0.19)	(0.27)	(0.23)		(0.19)
Distributions from net realized gains	—		(0.64)	(1.74)	(0.68)	(0.45)		(0.38)
Total distributions	—		(0.70)	(1.93)	(0.95)	(0.68)		(0.57)
Net asset value, end of period	$8.44		$10.86	$9.20	$10.86	$9.43		$11.04
Total Return	(22.28	)% (e)	25.94%	3.04%	25.55%	(8.53)%		19.78%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,564		$4,875	$3,373	$2,730	$2,589		$5,148
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.74	% (f)	0.74%	0.74%	0.74%	0.84	% (g)	0.90%
Without fee waivers/reimbursements	1.22	% (f)	1.17%	1.20%	1.12%	1.09%		1.09%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.77	% (f)	0.29%	1.83%	2.32%	2.11%		1.91%
Without fee waivers/reimbursements	2.29	% (f)	(0.14)%	1.37%	1.94%	1.86%		1.72%
Portfolio turnover rate	16	% (e)	24%	132%	40%	59%		17%

(a)	Prior to September 19, 2020 known as the Segall Bryant & Hamill Global Large Cap Fund.

(b)	Prior to April 30, 2018 known as the Westcore Global Large-Cap Dividend Fund.

(c)	Calculated using the average shares method.

(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting the net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

(g)	Contractual expense limitation changed from 0.84% to 0.74% effective December 20, 2018.

See Notes to Financial Statements.

118	| www.sbhfunds.com

Segall Bryant & Hamill Workplace Equality Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,		December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2021		2020	2019(a)	2018(b)	2017
Net asset value, beginning of period	$7.87		$6.72		$6.45	$5.41	$6.01	$6.38
Income (loss) from investment operations:
Net investment income(c)	0.01		0.01		0.07	0.12	0.11	0.12
Net realized and unrealized gains (losses) on investments	(1.82)		1.72		0.35	1.33	(0.18)	0.93
Total from investment operations	(1.81)		1.73		0.42	1.45	(0.07)	1.05
Less dividends and distributions:
Dividends from net investment income	—		(0.00	) (d)	(0.08)	(0.11)	(0.21)	(0.21)
Distributions from net realized gains	—		(0.58)		(0.07)	(0.30)	(0.32)	(1.21)
Total distributions	—		(0.58)		(0.15)	(0.41)	(0.53)	(1.42)
Net asset value, end of period	$6.06		$7.87		$6.72	$6.45	$5.41	$6.01
Total Return	(23.00	)% (e)	26.18%		6.81%	26.85%	(1.36)%	16.73%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$8,216		$11,707		$9,397	$9,846	$8,131	$10,022
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.89	% (f)	0.89%		0.89%	0.89%	0.89%	0.98	% (g)
Without fee waivers/reimbursements	1.28	% (f)	1.28%		1.53%	1.57%	1.86%	1.76%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.19	% (f)	0.07%		1.19%	1.92%	1.85%	1.82%
Without fee waivers/reimbursements	(0.19	)% (f)	(0.32)%		0.55%	1.24%	0.88%	1.04%
Portfolio turnover rate	23	% (e)	49%		97%	41%	43%	0%

(a)	Prior to May 1, 2019 known as the Segall Bryant & Hamill Large Cap Dividend Fund.

(b)	Prior to April 30, 2018 known as the Westcore Large-Cap Dividend Fund.

(c)	Calculated using the average shares method.

(d)	Less than $0.005 per share.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

(g)	Contractual expense limitation changed from 1.15% to 0.89% effective April 30, 2017.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	119

Segall Bryant & Hamill Workplace Equality Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2021	2020	2019(a)	2018(b)	2017
Net asset value, beginning of period	$8.12		$6.93	$6.64	$5.55	$6.12	$6.61
Income (loss) from investment operations:
Net investment income(c)	0.01		0.02	0.08	0.14	0.13	0.13
Net realized and unrealized gains (losses) on investments	(1.87)		1.77	0.36	1.37	(0.20)	0.97
Total from investment operations	(1.86)		1.79	0.44	1.51	(0.07)	1.10
Less dividends and distributions:
Dividends from net investment income	—		(0.02)	(0.08)	(0.12)	(0.18)	(0.38)
Distributions from net realized gains	—		(0.58)	(0.07)	(0.30)	(0.32)	(1.21)
Total distributions	—		(0.60)	(0.15)	(0.42)	(0.50)	(1.59)
Net asset value, end of period	$6.26		$8.12	$6.93	$6.64	$5.55	$6.12
Total Return	(22.91	)% (d)	26.14%	6.98%	27.22%	(1.25)%	16.92%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$14,469		$17,845	$11,299	$8,339	$298	$155
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.74	% (e)	0.74%	0.74%	0.74%	0.74%	0.92%
Without fee waivers/reimbursements	1.26	% (e)	1.26%	1.54%	1.41%	1.76%	1.61%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.35	% (e)	0.22%	1.26%	2.11%	2.11%	1.82%
Without fee waivers/reimbursements	(0.17	)% (e)	(0.30)%	0.46%	1.44%	1.09%	1.13%
Portfolio turnover rate	23	% (d)	49%	97%	41%	43%	0%

(a)	Prior to April 30, 2019 known as the Segall Bryant & Hamill Large Cap Dividend Fund.

(b)	Prior to April 30, 2018 known as the Westcore Large-Cap Dividend Fund.

(c)	Calculated using the average shares method.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.

120	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Period Ended
	June 30, 2022		December 31,	December 31,	December 31,		December 31,
Retail	(Unaudited)		2021	2020	2019		2018(a)
Net asset value, beginning of period	$10.05		$10.15	$10.11	$10.02		$10.00
Income (loss) from investment operations:
Net investment income(b)	0.03		0.05	0.12	0.25		0.01
Net realized and unrealized gains (losses) on investments	(0.29)		(0.08)	0.08	0.10		0.01
Total from investment operations	(0.26)		(0.03)	0.20	0.35		0.02
Less dividends and distributions:
Dividends from net investment income	(0.03)		(0.06)	(0.15)	(0.26)		—
Distributions from net realized gains	—		(0.01)	(0.01)	(0.00	) (c)	—
Total distributions	(0.03)		(0.07)	(0.16)	(0.26)		—
Net asset value, end of period	$9.76		$10.05	$10.15	$10.11		$10.02
Total Return	(2.58	)% (d)	(0.23)%	2.05%	3.57%		0.20	% (d)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,201		$11,896	$2,989	$915		$200
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.49	% (e)	0.49%	0.49%	0.49%		0.49	% (e)
Without fee waivers/reimbursements	0.79	% (e)	0.80%	1.18%	4.13%		9.96	% (e)(f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.52	% (e)	0.45%	1.23%	2.50%		2.39	% (e)
Without fee waivers/reimbursements	0.22	% (e)	0.14%	0.54%	(1.14)%		(7.08	)% (e)(f)
Portfolio turnover rate	27	% (d)	46%	47%	32%		0	% (d)

(a)	Commenced operations on December 17, 2018.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Ratios before fee waivers for start up periods may not be representative of long term operating results. For the purpose of the ratio, audit and tax preparation fees have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	121

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Period Ended
	June 30, 2022		December 31,	December 31,	December 31,		December 31,
Institutional	(Unaudited)		2021	2020	2019		2018(a)
Net asset value, beginning of period	$10.07		$10.16	$10.11	$10.02		$10.00
Income (loss) from investment operations:
Net investment income(b)	0.03		0.06	0.13	0.26		0.01
Net realized and unrealized gains (losses) on investments	(0.29)		(0.07)	0.09	0.09		0.01
Total from investment operations	(0.26)		(0.01)	0.22	0.35		0.02
Less dividends and distributions:
Dividends from net investment income	(0.04)		(0.07)	(0.16)	(0.26)		—
Distributions from net realized gains	—		(0.01)	(0.01)	(0.00	) (c)	—
Total distributions	(0.04)		(0.08)	(0.17)	(0.26)		—
Net asset value, end of period	$9.77		$10.07	$10.16	$10.11		$10.02
Total Return	(2.63	)% (d)	(0.05)%	2.18%	3.62%		0.20	% (d)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$37,338		$40,054	$23,568	$6,279		$1,002
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40	% (e)	0.40%	0.40%	0.40%		0.40	% (e)
Without fee waivers/reimbursements	0.65	% (e)	0.68%	1.03%	3.68%		9.74	% (e)(f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.63	% (e)	0.55%	1.32%	2.53%		2.48	% (e)
Without fee waivers/reimbursements	0.38	% (e)	0.27%	0.69%	(0.75)%		(6.86	)% (e)(f)
Portfolio turnover rate	27	% (d)	46%	47%	32%		0	% (d)

(a)	Commenced operations on December 17, 2018.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Ratios before fee waivers for start up periods may not be representative of long-term operating results. For the purpose of the ratio, audit and tax preparation fees have not been annualized.

See Notes to Financial Statements.

122	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2021	2020	2019	2018(a)	2017
Net asset value, beginning of period	$10.85		$11.25	$10.79	$10.32	$10.71	$10.59
Income (loss) from investment operations:
Net investment income(b)	0.12		0.23	0.27	0.33	0.33	0.34
Net realized and unrealized gains (losses) on investments	(1.33)		(0.30)	0.64	0.57	(0.36)	0.16
Total from investment operations	(1.21)		(0.07)	0.91	0.90	(0.03)	0.50
Less dividends and distributions:
Dividends from net investment income	(0.14)		(0.26)	(0.30)	(0.36)	(0.34)	(0.37)
Distributions from net realized gains	—		(0.07)	(0.15)	(0.07)	(0.02)	(0.01)
Total distributions	(0.14)		(0.33)	(0.45)	(0.43)	(0.36)	(0.38)
Net asset value, end of period	$9.50		$10.85	$11.25	$10.79	$10.32	$10.71
Total Return	(11.21	)% (c)	(0.58)%	8.49%	8.79%	(0.18)%	4.74%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$364,120		$466,063	$594,559	$598,220	$915,824	$1,056,835
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.55	% (d)	0.55%	0.55%	0.55%	0.55%	0.55%
Without fee waivers/reimbursements	0.67	% (d)	0.67%	0.68%	0.73%	0.76%	0.77%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	2.49	% (d)	2.10%	2.38%	3.04%	3.17%	3.15%
Without fee waivers/reimbursements	2.37	% (d)	1.98%	2.25%	2.86%	2.96%	2.93%
Portfolio turnover rate	30	% (c)	54%	59%	52%	59%	38%

(a)	Prior to April 30, 2018 known as the Westcore Plus Bond Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	123

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2021	2020	2019	2018(a)	2017
Net asset value, beginning of period	$10.74		$11.14	$10.69	$10.23	$10.60	$10.48
Income (loss) from investment operations:
Net investment income(b)	0.13		0.25	0.28	0.34	0.34	0.35
Net realized and unrealized gains (losses) on investments	(1.32)		(0.30)	0.64	0.56	(0.34)	0.15
Total from investment operations	(1.19)		(0.05)	0.92	0.90	0.00 (c)	0.50
Less dividends and distributions:
Dividends from net investment income	(0.15)		(0.28)	(0.32)	(0.37)	(0.35)	(0.37)
Distributions from net realized gains	—		(0.07)	(0.15)	(0.07)	(0.02)	(0.01)
Total distributions	(0.15)		(0.35)	(0.47)	(0.44)	(0.37)	(0.38)
Net asset value, end of period	$9.40		$10.74	$11.14	$10.69	$10.23	$10.60
Total Return	(11 17	)% (d)	(0.44)%	8.65%	8.90%	0.06%	4.81%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$443,638		$589,074	$525,992	$427,395	$307,253	$229,912
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Without fee waivers/reimbursements	0.51	% (e)	0.51%	0.51%	0.55%	0.56%	0.56%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	2.64	% (e)	2.24%	2.53%	3.14%	3.33%	3.29%
Without fee waivers/reimbursements	2.53	% (e)	2.13%	2.42%	2.99%	3.17%	3.13%
Portfolio turnover rate	30	% (d)	54%	59%	52%	59%	38%

(a)	Prior to April 30, 2018 known as the Westcore Plus Bond Fund.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.

124	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2021	2020	2019	2018(a)	2017
Net asset value, beginning of period	$9.21		$9.24	$8.97	$8.40	$8.99	$8.86
Income (loss) from investment operations:
Net investment income(b)	0.15		0.30	0.34	0.43	0.40	0.41
Net realized and unrealized gains (losses) on investments	(1.26)		(0.01)	0.29	0.58	(0.59)	0.13
Total from investment operations	(1 11)		0.29	0.63	1.01	(0.19)	0.54
Less dividends and distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.36)	(0.44)	(0.40)	(0.41)
Net asset value, end of period	$7.94		$9.21	$9.24	$8.97	$8.40	$8.99
Total Return	(12.13	)% (c)	3.14%	7.31%	12.21%	(2.19)%	6.18%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$32,407		$39,879	$42,227	$39,692	$43,045	$58,486
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.85	% (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Without fee waivers/reimbursements	0.87	% (d)	0.88%	0.95%	0.98%	0.99%	0.98%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	3.59	% (d)	3.30%	3.84%	4.86%	4.52%	4.52%
Without fee waivers/reimbursements	3.57	% (d)	3.27%	3.74%	4.73%	4.38%	4.39%
Portfolio turnover rate	12	% (c)	25%	57%	41%	21%	37%

(a)	Prior to April 30, 2018 known as the Westcore Flexible Income Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	125

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2021	2020	2019	2018(a)	2017
Net asset value, beginning of period	$9.10		$9.13	$8.87	$8.29	$8.88	$8.75
Income (loss) from investment operations:
Net investment income(b)	0.16		0.32	0.35	0.44	0.40	0.42
Net realized and unrealized gains (losses) on investments	(1.25)		(0.02)	0.28	0.57	(0.58)	0.13
Total from investment operations	(1.09)		0.30	0.63	1.01	(0.18)	0.55
Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.33)	(0.37)	(0.43)	(0.41)	(0.42)
Net asset value, end of period	$7 84		$9.10	$9.13	$8.87	$8.29	$8.88
Total Return	(12.10	)% (c)	3.33%	7.40%	12.40%	(2.12)%	6.35%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$45,717		$62,127	$40,912	$21,680	$12,962	$20,734
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.70	% (d)	0.70%	0.70%	0.70%	0.69%	0.68%
Without fee waivers/reimbursements	0.75	% (d)	0.76%	0.82%	0.83%	0.81%	0.78%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	3.73	% (d)	3.43%	3.99%	4.99%	4.68%	4.67%
Without fee waivers/reimbursements	3.68	% (d)	3.37%	3.87%	4.86%	4.56%	4.57%
Portfolio turnover rate	12	% (c)	25%	57%	41%	21%	37%

(a)	Prior to April 30, 2018 known as the Westcore Flexible Income Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

126	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2021	2020	2019	2018(a)	2017
Net asset value, beginning of period	$11.02		$11.01	$10.67	$10.38	$10.61	$10.15
Income (loss) from investment operations:
Net investment income(b)	0.09		0.18	0.24	0.29	0.35	0.32
Net realized and unrealized gains (losses) on investments	(1.21)		0.12	0.44	0.43	(0.23)	0.53
Total from investment operations	(1.12)		0.30	0.68	0.72	0.12	0.85
Less dividends and distributions:
Dividends from net investment income	(0.14)		(0.27)	(0.30)	(0.35)	(0.34)	(0.31)
Distributions from net realized gains	—		(0.02)	(0.04)	(0.08)	(0.01)	(0.08)
Total distributions	(0.14)		(0.29)	(0.34)	(0.43)	(0.35)	(0.39)
Net asset value, end of period	$9.76		$11.02	$11.01	$10.67	$10.38	$10.61
Total Return	(10.23	)% (d)	2.72%	6.54%	7.00%	1.23%	8.44%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$39,141		$42,056	$28,344	$11,399	$6,405	$2,709
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.72	% (e)	0.74%	0.80%	0.94%	1.09%	3.09	% (c)
Ratio of net investment income to average net assets
With fee waivers/reimbursements	1 78	% (e)	1 64%	2.17%	2.73%	3.40%	2.99%
Without fee waivers/reimbursements	1 71	% (e)	1 55%	2.02%	2.44%	2.96%	0.55	% (c)
Portfolio turnover rate	142	% (d)	37%	101%	114%	188%	284%

(a)	Prior to April 30, 2018 known as the Westcore Municipal Opportunities Fund.

(b)	Calculated using the average shares method.

(c)	Ratios before fee waivers for start up periods may not be representative of long-term operating results.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	127

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2021	2020	2019	2018(a)	2017
Net asset value, beginning of period	$11.03		$11.02	$10.68	$10.39	$10.62	$10.15
Income (loss) from investment operations:
Net investment income(b)	0.10		0.19	0.25	0.31	0.37	0.34
Net realized and unrealized gains (losses) on investments	(1.21)		0.12	0.45	0.43	(0.23)	0.53
Total from investment operations	(1 11)		0.31	0.70	0.74	0.14	0.87
Less dividends and distributions:
Dividends from net investment income	(0.15)		(0.28)	(0.32)	(0.37)	(0.36)	(0.32)
Distributions from net realized gains	—		(0.02)	(0.04)	(0.08)	(0.01)	(0.08)
Total distributions	(0.15)		(0.30)	(0.36)	(0.45)	(0.37)	(0.40)
Net asset value, end of period	$9.77		$11.03	$11.02	$10.68	$10.39	$10.62
Total Return	(10.15	)% (d)	2.87%	6.71%	7.19%	1.36%	8.68%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$228,717		$233,490	$145,819	$62,358	$35,204	$21,371
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50	% (e)	0.50%	0.50%	0.50%	0.50%	0.40%
Without fee waivers/reimbursements	0.55	% (e)	0.57%	0.62%	0.76%	0.91%	2.29	% (c)
Ratio of net investment income to average net assets
With fee waivers/reimbursements	1.93	% (e)	1 74%	2.32%	2.90%	3.51%	3.24%
Without fee waivers/reimbursements	1.88	% (e)	1 67%	2.20%	2.64%	3.10%	1.35	% (c)
Portfolio turnover rate	142	% (d)	37%	101%	114%	188%	284%

(a)	Prior to April 30, 2018 known as the Westcore Municipal Opportunities Fund.

(b)	Calculated using the average shares method.

(c)	Ratios before fee waivers for start up periods may not be representative of long-term operating results.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.

128	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2021	2020	2019	2018(a)	2017
Net asset value, beginning of period	$11.91		$11.95	$11.69	$11.30	$11 58	$11.32
Income (loss) from investment operations:
Net investment income(b)	0.10		0.17	0.24	0.27	0.35	0.32
Net realized and unrealized gains (losses) on investments	(1 10)		0.05	0.34	0.47	(0.28)	0.26
Total from investment operations	(1.00)		0.22	0.58	0.74	0.07	0.58
Less dividends and distributions:
Dividends from net investment income	(0.15)		(0.26)	(0.32)	(0.35)	(0.35)	(0.32)
Net asset value, end of period	$10.76		$11.91	$11.95	$11.69	$11.30	$11 58
Total Return	(8.47	)% (c)	1.87%	5.08%	6.62%	0.60%	5.21%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$168,567		$216,617	$205,285	$161,755	$176,020	$193,426
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	% (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.68	% (d)	0.68%	0.70%	0.77%	0.82%	0.82%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	1.82	% (d)	1.44%	2.00%	2.29%	3.05%	2.80%
Without fee waivers/reimbursements	1 79	% (d)	1.41%	1.95%	2.17%	2.88%	2.63%
Portfolio turnover rate	30	% (c)	15%	71%	30%	47%	64%

(a)	Prior to April 30, 2018 known as the Westcore Colorado Tax-Exempt Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2022 |	129

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2021	2020	2019	2018(a)	2017
Net asset value, beginning of period	$11.96		$12.00	$11.73	$11.33	$11 61	$11.34
Income (loss) from investment operations:
Net investment income(b)	0.11		0.19	0.25	0.28	0.36	0.34
Net realized and unrealized gains (losses) on investments	(1 12)		0.05	0.36	0.48	(0.28)	0.26
Total from investment operations	(1.01)		0.24	0.61	0.76	0.08	0.60
Less dividends and distributions:
Dividends from net investment income	(0.15)		(0.28)	(0.34)	(0.36)	(0.36)	(0.33)
Net asset value, end of period	$10.80		$11.96	$12.00	$11.73	$11.33	$11 61
Total Return	(8.45	)% (c)	2.01%	5.29%	6.80%	0.73%	5.34%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$302,076		$370,546	$289,774	$214,996	$96,615	$79,263
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50	% (d)	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.53	% (d)	0.52%	0.55%	0.61%	0.63%	0.64%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	1.97	% (d)	1 54%	2.15%	2.41%	3.20%	2.96%
Without fee waivers/reimbursements	1.94	% (d)	1.52%	2.10%	2.30%	3.07%	2.82%
Portfolio turnover rate	30	% (c)	15%	71%	30%	47%	64%

(a)	Prior to April 30, 2018 known as the Westcore Colorado Tax-Exempt Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Interests in the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap Fund, Segall Bryant & Hamill Workplace Equality Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

Each of the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap and Segall Bryant & Hamill Workplace Equality Fund seeks to achieve long-term capital appreciation. The Segall Bryant & Hamill Short Term Plus Fund seeks to provide current income and competitive total return. Each of the Segall Bryant & Hamill Plus Bond Fund and Segall Bryant & Hamill Quality High Yield Fund seeks to achieve long-term total rate of return consistent with preservation of capital. The Segall Bryant & Hamill Municipal Opportunities Fund seeks income exempt from Federal income taxes. The Segall Bryant & Hamill Colorado Tax Free Fund seeks income exempt from both federal and Colorado state personal income taxes.

The Funds (other than Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill Colorado Tax Free Fund, which are non-diversified) are diversified portfolios of the Trust for the purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

New Accounting Pronouncement – In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank -offered based reference rates at the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

Cash Equivalents – Each Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. As of June 30, 2022, the cash equivalents balances reflected on the Statements of Assets and Liabilities represent the amounts participating in the BBH CMS.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely

Semi-Annual Report | June 30, 2022 |	131

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of June 30, 2022, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund and Segall Bryant & Hamill Global All Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the six months ended June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or penalties.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Common Expenses – Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on the relative net assets of each Fund or based on the nature of the expense and its relative applicability to each Fund.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

Security Transactions and Related Investment Income – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

Investments in Real Estate Investment Trusts (REITs) – With respect to each Fund, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end and may differ from the estimated amounts.

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Country Risk – As of June 30, 2022, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in China; and the Segall Bryant & Hamill International Small Cap Fund invested a significant percentage of its assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which a Fund’s investments are concentrated, the Fund may perform poorly during that period. Refer to each Fund’s Statement of Investments for its particular concentration in the various sectors.

4. SHARES OF BENEFICIAL INTEREST

On June 30, 2022, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
Segall Bryant & Hamill Small Cap Value Fund
Retail:
Shares Sold	47,718	202,728
Shares issued in Reinvestment of Distributions	—	27,558
Total	47,718	230,286
Less Shares Redeemed	(40,129)	(98,009)
Net Increase	7,589	132,277
Institutional:
Shares Sold	12,122,804	22,217,491
Shares issued in Reinvestment of Distributions	—	1,408,276
Total	12,122,804	23,625,767
Less Shares Redeemed	(7,779,684)	(14,266,912)
Net Increase	4,343,120	9,358,855

Semi-Annual Report | June 30, 2022 |	133

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
Segall Bryant & Hamill Small Cap Growth Fund
Retail:
Shares Sold	1,096,452	2,192,952
Shares issued in Reinvestment of Distributions	—	—
Total	1,096,452	2,192,952
Less Shares Redeemed	(488,524)	(428,468)
Net Increase	607,928	1,764,484
Institutional:
Shares Sold	1,886,097	3,723,238
Shares issued in Reinvestment of Distributions	—	—
Total	1,886,097	3,723,238
Less Shares Redeemed	(2,676,859)	(930,086)
Net Increase (Decrease)	(790,762)	2,793,152
Segall Bryant & Hamill Small Cap Core Fund
Retail:
Shares Sold	27,956	103,776
Shares issued in Reinvestment of Distributions	—	23,430
Total	27,956	127,206
Less Shares Redeemed	(90,719)	(335,452)
Net Decrease	(62,763)	(208,246)
Institutional:
Shares Sold	981,417	55,967
Shares issued in Reinvestment of Distributions	—	429,123
Total	981,417	485,090
Less Shares Redeemed	(40,581)	(149,348)
Net Increase	940,836	335,742

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
Segall Bryant & Hamill All Cap Fund
Retail:
Shares Sold	629	10,114
Shares issued in Reinvestment of Distributions	—	4,071
Total	629	14,185
Less Shares Redeemed	(462)	(1,967)
Net Increase	167	12,218
Institutional:
Shares Sold	348,569	1,214,703
Shares issued in Reinvestment of Distributions	—	805,081
Total	348,569	2,019,784
Less Shares Redeemed	(859,878)	(2,440,979)
Net Decrease	(511,309)	(421,195)

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
Segall Bryant & Hamill Emerging Markets Fund
Retail:
Shares Sold	96,219	97,339
Shares issued in Reinvestment of Distributions	—	16,926
Total	96,219	114,265
Less Shares Redeemed	(171,485)	(84,384)
Net Increase (Decrease)	(75,266)	29,881
Institutional:
Shares Sold	179,836	1,015,693
Shares issued in Reinvestment of Distributions	—	180,095
Total	179,836	1,195,788
Less Shares Redeemed	(436,536)	(142,059)
Net Increase (Decrease)	(256,700)	1,053,729
Segall Bryant & Hamill International Small Cap Fund
Retail:
Shares Sold	23,707	69,291
Shares issued in Reinvestment of Distributions	17,933	56,832
Total	41,640	126,123
Less Shares Redeemed	(1,420,686)	(1,994,358)
Net Decrease	(1,379,046)	(1,868,235)
Institutional:
Shares Sold	451,022	1,574,949
Shares issued in Reinvestment of Distributions	163,902	471,234
Total	614,924	2,046,183
Less Shares Redeemed	(455,469)	(3,655,446)
Net Increase	159,455	(1,609,263)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
Segall Bryant & Hamill Fundamental International Small Cap Fund
Retail:
Shares Sold	187,076	493,735
Shares issued in Reinvestment of Distributions	—	144,895
Total	187,076	638,630
Less Shares Redeemed	(409,739)	(378,627)
Net Increase (Decrease)	(222,663)	260,003
Institutional:
Shares Sold	813,572	1,509,713
Shares issued in Reinvestment of Distributions	—	147,769
Total	813,572	1,657,482
Less Shares Redeemed	(683,608)	(389,609)
Net Increase	129,964	1,267,873
Segall Bryant & Hamill Global All Cap Fund
Retail:
Shares Sold	3,175	16,244
Shares issued in Reinvestment of Distributions	—	175,562
Total	3,175	191,806
Less Shares Redeemed	(100,130)	(580,133)
Net Decrease	(96,955)	(388,327)

Semi-Annual Report | June 30, 2022 |	135

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
Institutional:
Shares Sold	1,322	114,822
Shares issued in Reinvestment of Distributions	—	28,009
Total	1,322	142,831
Less Shares Redeemed	(264,577)	(60,824)
Net Increase (Decrease)	(263,255)	82,007
Segall Bryant & Hamill Workplace Equality Fund
Retail:
Shares Sold	58,771	155,100
Shares issued in Reinvestment of Distributions	—	105,484
Total	58,771	260,584
Less Shares Redeemed	(190,936)	(169,915)
Net Increase (Decrease)	(132,165)	90,669
Institutional:
Shares Sold	130,955	588,224
Shares issued in Reinvestment of Distributions	—	157,394
Total	130,955	745,618
Less Shares Redeemed	(16,692)	(179,809)
Net Increase	114,263	565,809

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
Segall Bryant & Hamill Short Term Plus Fund
Retail:
Shares Sold	52,335	1,226,366
Shares issued in Reinvestment of Distributions	2,590	5,471
Total	54,925	1,231,837
Less Shares Redeemed	(602,477)	(343,254)
Net Increase (Decrease)	(547,552)	888,583
Institutional:
Shares Sold	604,352	3,317,870
Shares issued in Reinvestment of Distributions	13,733	27,487
Total	618,085	3,345,357
Less Shares Redeemed	(775,100)	(1,686,877)
Net Increase (Decrease)	(157,015)	1,658,480
Segall Bryant & Hamill Plus Bond Fund
Retail:
Shares Sold	2,309,850	6,254,334
Shares issued in Reinvestment of Distributions	565,430	1,377,765
Total	2,875,280	7,632,099
Less Shares Redeemed	(7,499,698)	(17,544,787)
Net Decrease	(4,624,418)	(9,912,688)
Institutional:
Shares Sold	5,641,702	18,332,140
Shares issued in Reinvestment of Distributions	697,314	1,578,176
Total	6,339,016	19,910,316
Less Shares Redeemed	(14,001,793)	(12,301,097)
Net Increase (Decrease)	(7,662,777)	7,609,219

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
Segall Bryant & Hamill Quality High Yield Fund
Retail:
Shares Sold	189,879	686,553
Shares issued in Reinvestment of Distributions	76,084	144,558
Total	265,963	831,111
Less Shares Redeemed	(513,502)	(1,071,289)
Net Decrease	(247,539)	(240,178)
Institutional:
Shares Sold	810,103	2,917,981
Shares issued in Reinvestment of Distributions	128,520	207,858
Total	938,623	3,125,839
Less Shares Redeemed	(1,935,382)	(778,890)
Net Increase (Decrease)	(996,759)	2,346,949
Segall Bryant & Hamill Municipal Opportunities Fund
Retail:
Shares Sold	2,087,845	2,360,437
Shares issued in Reinvestment of Distributions	49,409	70,841
Total	2,137,254	2,431,278
Less Shares Redeemed	(1,944,318)	(1,188,474)
Net Increase	192,936	1,242,804
Institutional:
Shares Sold	13,192,702	10,832,665
Shares issued in Reinvestment of Distributions	332,175	463,451
Total	13,524,877	11,296,116
Less Shares Redeemed	(11,284,298)	(3,354,752)
Net Increase	2,240,579	7,941,364
Segall Bryant & Hamill Colorado Tax Free Fund
Retail:
Shares Sold	2,722,819	5,059,760
Shares issued in Reinvestment of Distributions	217,504	368,992
Total	2,940,323	5,428,752
Less Shares Redeemed	(5,452,278)	(4,420,608)
Net Increase (Decrease)	(2,511,955)	1,008,144
Institutional:
Shares Sold	6,825,314	9,597,634
Shares issued in Reinvestment of Distributions	359,817	583,477
Total	7,185,131	10,181,111
Less Shares Redeemed	(10,195,447)	(3,352,153)
Net Increase (Decrease)	(3,010,316)	6,828,958

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – Distributions of net investment income, if any, are generally made annually for the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap Fund and Segall Bryant & Hamill Workplace Equality Fund; quarterly for Segall Bryant & Hamill International Small Cap Fund; and monthly for the Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund. Prior to June 2022, distributions of net income were generally paid annually for Segall Bryant & Hamill International Small Cap Fund. Prior to May 1, 2021, distributions of net investment income were made quarterly for the Segall Bryant & Hamill Global All Cap Fund and Segall Bryant & Hamill Workplace Equality Fund. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Semi-Annual Report | June 30, 2022 |	137

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

The tax character of the distributions paid during the periods ended June 30, 2022 and December 31, 2021 were as follows:

			Long-Term
Fund	Period Ended	Ordinary Income*	Capital Gains	Tax-Exempt Income
Segall Bryant & Hamill Small Cap Value Fund	6/30/2022	$—	$—	$—
	12/31/2021	16,606,782	10,404,575	—
Segall Bryant & Hamill Small Cap Growth Fund	6/30/2022	—	—	—
	12/31/2021	—	—	—
Segall Bryant & Hamill Small Cap Core Fund	6/30/2022	—	—	—
	12/31/2021	1,802,628	6,882,637	—
Segall Bryant & Hamill All Cap Fund	6/30/2022	—	—	—
	12/31/2021	4,099,620	15,286,337	—
Segall Bryant & Hamill Emerging Markets Fund	6/30/2022	—	—	—
	12/31/2021	1,805,148	1,221,048	—
Segall Bryant & Hamill International Small Cap Fund	6/30/2022	2,126,108	—	—
	12/31/2021	8,258,628	—	—
Segall Bryant & Hamill Fundamental International Small Cap Fund	6/30/2022	—	—	—
	12/31/2021	1,002,459	5,906,123	—
Segall Bryant & Hamill Global All Cap Fund	6/30/2022	—	—	—
	12/31/2021	1,598,070	674,258	—
Segall Bryant & Hamill Workplace Equality Fund	6/30/2022	—	—	—
	12/31/2021	906,387	1,159,602	—
Segall Bryant & Hamill Short Term Plus Fund	6/30/2022	166,144	—	—
	12/31/2021	323,124	19,922	—
Segall Bryant & Hamill Plus Bond Fund	6/30/2022	13,221,395	—	—
	12/31/2021	27,243,919	6,776,101	—
Segall Bryant & Hamill Quality High Yield Fund	6/30/2022	$1,782,190	$—	$—
	12/31/2021	3,316,122	—	—
Segall Bryant & Hamill Municipal Opportunities Fund	6/30/2022	—	—	4,036,947
	12/31/2021	1,164,651	—	5,002,947
Segall Bryant & Hamill Colorado Tax Free Fund	6/30/2022	—	—	7,003,418
	12/31/2021	506,229	—	11,874,115

*	Ordinary income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.

As of June 30, 2022, net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap	Hamill All Cap	Hamill Emerging
	Value Fund	Growth Fund	Core Fund	Fund	Markets Fund
Tax cost of portfolio investments	$531,553,394	$187,956,629	$45,515,629	$91,400,368	$48,588,779
Gross unrealized appreciation	70,181,677	19,497,937	3,209,886	48,848,262	5,478,202
Gross unrealized depreciation	(83,008,827)	(52,218,675)	(3,682,799)	(6,343,929)	(7,651,339)
Net unrealized appreciation (depreciation) on portfolio investments	$(12,827,150)	$(32,720,738)	$(472,913)	$42,504,333	$(2,173,137)

			Segall Bryant
		Segall Bryant	& Hamill
		& Hamill	Fundamental	Segall Bryant &	Segall Bryant &
		International	International	Hamill Global All	Hamill Workplace
		Small Cap Fund	Small Cap Fund	Cap Fund	Equality Fund
Tax cost of portfolio investments		$125,674,033	$70,535,726	$24,072,179	$21,680,163
Gross unrealized appreciation		7,615,468	5,935,809	3,813,012	2,524,479
Gross unrealized depreciation		(20,791,444)	(22,290,782)	(1,885,697)	(2,153,356)
Net unrealized appreciation (depreciation) on portfolio investments		$(13,175,976)	$(16,354,973)	$1,927,315	$371,123

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

				Segall Bryant &
	Segall Bryant &	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	Hamill Short Term	Hamill Plus Bond	Hamill Quality	Opportunities	Hamill Colorado
	Plus Bond Fund	Fund	High Yield Fund	Fund	Tax Free Fund
Tax cost of portfolio investments	$44,072,178	$874,928,274	$88,685,828	$270,673,094	$475,420,783
Gross unrealized appreciation	1,981	2,216,760	144,111	238,874	1,201,160
Gross unrealized depreciation	(1,586,713)	(80,771,209)	(11,474,467)	(19,097,403)	(37,563,031)
Net unrealized depreciation on portfolio investments	$(1,584,732)	$(78,554,449)	$(11,330,356)	$(18,858,529)	$(36,361,871)

The difference between book and tax basis cost of investments is attributable primarily to wash sales, passive foreign investment companies and tax treatment of certain other investments.

As of December 31, 2021, the components of distributable earnings (deficit) on a tax basis were as follows:

	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap	Hamill All Cap	Hamill Emerging
	Value Fund	Growth Fund	Core Fund	Fund	Markets Fund
Undistributed ordinary income	$1,388,983	$—	$—	$—	$—
Undistributed long term capital gains	4,988,247	—	957,880	3,172,411	—
Accumulated capital and other losses	(13,036,768)	(36,057,239)	—	(583,079)	(909,551)
Net unrealized appreciation on investments	115,418,656	38,778,374	17,761,913	89,519,518	5,955,162
Net unrealized appreciation on foreign currency	—	—	—	—	1,707
Other temporary differences	(66,579)	(35,781)	(979)	(3,431)	(1,033)
Total accumulated earnings	$108,692,539	$2,685,354	$18,718,814	$92,105,419	$5,046,285

		Segall Bryant
	Segall Bryant	& Hamill
	& Hamill	Fundamental	Segall Bryant &	Segall Bryant &	Segall Bryant
	International	International	Hamill Global All	Hamill Workplace	& Hamill Short
	Small Cap Fund	Small Cap Fund	Cap Fund	Equality Fund	Term Plus Fund
Undistributed ordinary income	$—	$—	$—	$—	$235
Undistributed long term capital gains	—	5,998,042	494,425	204,765	—
Accumulated capital and other losses	(74,551,846)	(674,851)	—	(126,634)	—
Net unrealized appreciation (depreciation) on investments	15,111,182	18,919,229	10,583,821	7,007,992	(297,926)
Net unrealized appreciation (depreciation) on foreign currency	(3,962)	10,340	(151)	—	—
Other temporary differences	(3,448)	(30,273)	(25,211)	(26,952)	(722)
Total accumulated earnings (deficit)	$(59,448,074)	$24,222,487	$11,052,884	$7,059,171	$(298,413)

			Segall Bryant &
	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	Hamill Plus Bond	Hamill Quality	Opportunities	Hamill Colorado
	Fund	High Yield Fund	Fund	Tax Free Fund
Undistributed ordinary income	$—	$8,238	$—	$—
Undistributed tax-exempt income	—	—	289	—
Accumulated capital and other losses	(188,466)	(8,316,184)	(31,913)	(490,875)
Net unrealized appreciation on investments	35,062,005	1,983,857	4,663,083	13,784,412
Other temporary differences	(240,753)	(28,874)	(3,988)	(35,115)
Total accumulated earnings (deficit)	$34,632,786	$(6,352,963)	$4,627,471	$13,258,422

Other Temporary Differences is primarily related to deferred Trustee compensation.

Semi-Annual Report | June 30, 2022 |	139

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2021, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Segall Bryant & Hamill Small Cap Value Fund	$8,021,430	$5,015,338
Segall Bryant & Hamill Small Cap Growth Fund	36,057,239	—
Segall Bryant & Hamill International Small Cap Fund	59,016,421	15,493,926
Segall Bryant & Hamill Quality High Yield Fund	27,226	8,288,958
Segall Bryant & Hamill Colorado Tax Free Fund	225,727	265,148

As a result of the acquisition of the Segall Bryant & Hamill Small Cap Value Dividend Fund (the “target fund”), the Segall Bryant & Hamill Small Cap Value Fund (the “acquiring” fund) acquired the capital loss carry forward balances from the target fund totaling $13,279,390 ($8,170,713 short term and $5,108,677 long-term). The acquiring fund is eligible to utilize these amounts to offset future capital gains subject to annual limitations under IRC Section 382 of $242,622.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

As a result of several court cases in certain countries across the European Union (“EU”), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If any such reclaims are received, they are reflected as dividend income in the Statements of Operations, and related receivables, if any, are reflected within foreign tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with Segall Bryant & Hamill, LLC (the “Adviser”) for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to investment advisory fees, based on the average net assets of each Fund, computed daily and payable monthly as shown in the table below.

Fund
Segall Bryant & Hamill Small Cap Value Fund	0.80%
Segall Bryant & Hamill Small Cap Growth Fund	0.65%
Segall Bryant & Hamill Small Cap Core Fund	0.80%
Segall Bryant & Hamill All Cap Fund	0.65%
Segall Bryant & Hamill Emerging Markets Fund	0.90%
Segall Bryant & Hamill International Small Cap Fund	0.90%
Segall Bryant & Hamill Fundamental International Small Cap Fund	1.00%
Segall Bryant & Hamill Global All Cap Fund	0.65%
Segall Bryant & Hamill Workplace Equality Fund	0.65%
Segall Bryant & Hamill Short Term Plus Fund	0.25%
Segall Bryant & Hamill Plus Bond Fund	0.35%
Segall Bryant & Hamill Quality High Yield Fund	0.45%
Segall Bryant & Hamill Municipal Opportunities Fund	0.35%
Segall Bryant & Hamill Colorado Tax Free Fund	0.35%

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Funds’ co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from each Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

The administrative fees are allocated to each Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statements of Operations. During the six month ended June 30, 2022, the Adviser and Ultimus received $159,968 and $410,440, respectively, for their services to the Funds.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, forwarding communications from the Funds, providing sub-accounting with respect to Fund shares, and other similar services. The Retail Class of each Fund may pay a fee at an annual rate of up to 0.25% of its average daily net assets to shareholder servicing agents and the Institutional Class of each Fund may pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents. These fees are included in Shareholder Servicing Fees on the Statements of Operations.

Until at least April 30, 2023, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expense to average net assets as reported in each Fund’s Financial Highlights will be no more than the amounts as detailed below:

Fund	Retail Class	Institutional Class
Segall Bryant & Hamill Small Cap Value Fund	1.14%	0.99%
Segall Bryant & Hamill Small Cap Growth Fund	1.14%	0.99%
Segall Bryant & Hamill Small Cap Core Fund	1.14%	0.99%
Segall Bryant & Hamill All Cap Fund	0.99%	0.84%
Segall Bryant & Hamill Emerging Markets Fund	1.38%	1.23%
Segall Bryant & Hamill International Small Cap Fund	1.18%	1.03%
Segall Bryant & Hamill Fundamental International Small Cap Fund	1.25%	1.10%
Segall Bryant & Hamill Global All Cap Fund	0.89%	0.74%
Segall Bryant & Hamill Workplace Equality Fund	0.89%	0.74%
Segall Bryant & Hamill Short Term Plus Fund	0.49%	0.40%
Segall Bryant & Hamill Plus Bond Fund	0.55%	0.40%
Segall Bryant & Hamill Quality High Yield Fund	0.85%	0.70%
Segall Bryant & Hamill Municipal Opportunities Fund	0.65%	0.50%
Segall Bryant & Hamill Colorado Tax Free Fund	0.65%	0.50%

These amounts are not subject to recapture in future periods.

Ultimus, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, Ultimus has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, Ultimus receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

Certain officers of the Funds are also officers of the Adviser and Ultimus. All access persons of the Trust, as defined in the 1940 Act, and officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics.

The Trust has appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trust agreed to have the Funds pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of the Funds elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected Funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan as of June 30, 2022 is $681,190.

7. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

Semi-Annual Report | June 30, 2022 |	141

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of each Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of June 30, 2022:

Segall Bryant & Hamill Small Cap Value Fund

	Level 1	Level 2	Level 3		Total
Common Stocks	$518,726,244	$—	$—		$518,726,244
Total	$518,726,244	$—	$—		$518,726,244

Segall Bryant & Hamill Small Cap Growth Fund

	Level 1	Level 2	Level 3		Total
Common Stocks	$155,235,891	$—	$—		$155,235,891
Total	$155,235,891	$—	$—		$155,235,891

Segall Bryant & Hamill Small Cap Core Fund

	Level 1	Level 2	Level 3		Total
Common Stocks	$45,042,716	$—	$—		$45,042,716
Total	$45,042,716	$—	$—		$45,042,716

Segall Bryant & Hamill All Cap Fund

	Level 1	Level 2	Level 3		Total
Common Stocks	$133,904,701	$—	$—		$133,904,701
Total	$133,904,701	$—	$—		$133,904,701

Segall Bryant & Hamill Emerging Markets Fund

	Level 1	Level 2	Level 3		Total
Common Stocks	$9,577,688	$35,819,466	$376,688	*	$45,773,842
Preferred Stocks	461,836	179,752	—	*	641,588
Warrants	—	213	—		213
Total	$10,039,524	$35,999,431	$376,688		$46,415,643

Segall Bryant & Hamill International Small Cap Fund

	Level 1	Level 2	Level 3		Total
Common Stocks	$9,849,793	$102,648,264	$—	*	$112,498,057
Total	$9,849,793	$102,648,264	$—		$112,498,057

Segall Bryant & Hamill Fundamental International Small Cap Fund

	Level 1	Level 2	Level 3		Total
Common Stocks	$19,057,128	$35,123,625	$—		$54,180,753
Total	$19,057,128	$35,123,625	$—		$54,180,753
Other Financial Instruments**
Forward Foreign Currency Contracts, Unrealized Gain	$—	$645,933	$—		$645,933
Forward Foreign Currency Contracts, Unrealized Loss	—	(718,463)	—		(718,463)
Total	$—	$(72,530)	$—		$(72,530)

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

Segall Bryant & Hamill Global All Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,921,423	$5,078,071	$—	$25,999,494
Total	$20,921,423	$5,078,071	$—	$25,999,494

Segall Bryant & Hamill Workplace Equality Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,051,286	$—	$—	$22,051,286
Total	$22,051,286	$—	$—	$22,051,286

Segall Bryant & Hamill Short Term Plus Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$34,817,045	$—	$34,817,045
Municipal Bonds	—	2,458,179	—	2,458,179
Commercial Mortgage-Backed Securities	—	430,359	—	430,359
U.S. Treasury Bonds & Notes	—	4,781,863	—	4,781,863
Total	$—	$42,487,446	$—	$42,487,446

*	Includes securities that have been fair valued at $0.

**	Other financial instruments are derivative financial instruments not reflected in the Statements of Investments. These forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Segall Bryant & Hamill Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$402,264,779	$—	$402,264,779
Municipal Bonds	—	70,922,515	—	70,922,515
Asset Backed Securities	—	28,746,474	—	28,746,474
Residential Mortgage-Backed Securities	—	2,577,188	—	2,577,188
Mortgage-Backed Securities Passthrough	—	171,825,056	—	171,825,056
U.S. Treasury Bonds & Notes	—	120,037,813	—	120,037,813
Total	$—	$796,373,825	$—	$796,373,825

Segall Bryant & Hamill Quality High Yield Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$77,355,472	$—	$77,355,472
Total	$—	$77,355,472	$—	$77,355,472

Segall Bryant & Hamill Municipal Opportunities Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$234,594,019	$—	$234,594,019
U.S. Treasury Bonds & Notes	—	9,264,277	—	9,264,277
Corporate Bonds	—	7,956,269	—	7,956,269
Total	$—	$251,814,565	$—	$251,814,565

Segall Bryant & Hamill Colorado Tax Free Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$439,058,912	$—	$439,058,912
Total	$—	$439,058,912	$—	$439,058,912

Semi-Annual Report | June 30, 2022 |	143

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

The following is a reconciliation of Level 3 instruments of the Funds for which significant unobservable inputs were used to determine fair value for the six month ended June 30, 2022:

Segall Bryant & Hamill Emerging Markets Fund

					Change in
	Balance as of				Unrealized			Balance as of
	December 31,	Net		Realized	Appreciation	Transfer Into	Transfer Out	June 30,
Asset Type	2021	Purchases	Net Sales	Losses	(Depreciation)	Level 3	of Level 3	2022
Common Stocks	$398,320	$—	$—	$—	$(21,632)	$—	$—	$376,688

Segall Bryant & Hamill International Small Cap Fund

Change in
	Balance as of				Unrealized			Balance as of
	December 31,	Net		Realized	Appreciation	Transfer Into	Transfer Out	June 30,
Asset Type	2021	Purchases	Net Sales	Losses	(Depreciation)	Level 3	of Level 3	2022
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022:

					Impact to
	Fair Value as of	Valuation	Unobservable		Valuation from an
	June 30, 2022	Technique	Input(1)	Value/Range	Increase in Input(2)
Segall Bryant & Hamill Emerging Markets Fund	$376,688	Adjusted trade price	Discount Factor	21%	Decrease
Segall Bryant & Hamill International Small Cap Fund	$—	Adjusted trade price	Discount Factor	100%	Decrease

(1)	The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds and U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or the Adviser believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the co-administrators will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

the securities. The Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, the Adviser receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. The Adviser uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee of the Board of Trustees which meets at least quarterly. The Audit Committee of the Board of Trustees then will provide a recommendation to the Board of Trustees for approval of the fair value measurements.

8. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Segall Bryant & Hamill Fundamental International Small Cap Fund may purchase or sell foreign currencies on a “spot” or cash basis at the prevailing rate in the foreign currency exchange market to settle investment transactions in the proper currency. In addition, this Fund may purchase or sell forward currency contracts to adjust the portfolio’s exposure to different currencies consistent with the investment team’s targets, which consider the currency weightings within the Fund’s benchmark index.

When entering into a spot or forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. These contracts are valued at each portfolio valuation, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the contractual rates at the dates of entry into the contracts and the spot or forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized gains and losses and change in unrealized appreciation and depreciation are included in the Statements of Operations. These instruments involve credit risk and market risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency exchange rates.

The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner.

During the six month ended June 30, 2022, the Fund had average forward foreign currency contract values to buy and sell of $38,205,056 and $38,795,706, respectively.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2022 is as follows:

Segall Bryant & Hamill Fundamental International Small Cap Fund

	Asset Derivatives		Liability Derivatives
	Statement of Assets and		Statement of Assets and
Risk Exposure	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Forward Foreign Currency Contracts (Foreign Exchange Rate Risk)	Unrealized gain on forward foreign currency contracts	$645,933	Unrealized loss on forward foreign currency contracts	$(718,463)
Total		$645,933		$(718,463)

The effect of derivative instruments on the Statements of Operations for the six month ended June 30, 2022 is as follows:

Segall Bryant & Hamill Fundamental International Small Cap Fund

			Change in
			Unrealized
			Appreciation
		Realized Losses	(Depreciation)
		on Derivatives	on Derivatives
		Recognized in	Recognized in
Risk Exposure	Statement of Operations Location	Income	Income
Forward Foreign Currency Contracts (Foreign Exchange Rate Risk)	Realized and unrealized gains (losses) on forward foreign currency contracts	$(892,395)	$127,122
Total		$(892,395)	$127,122

Semi-Annual Report | June 30, 2022 |	145

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2022 (Unaudited)

9. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six month ended June 30, 2022 excluding long-term U.S. government securities and short-term investments were as follows:

	Purchases of	Proceeds from Sales
Fund	Securities	of Securities
Segall Bryant & Hamill Small Cap Value Fund	$120,475,642	$75,501,772
Segall Bryant & Hamill Small Cap Growth Fund	49,998,434	58,058,753
Segall Bryant & Hamill Small Cap Core Fund	15,441,535	9,667,237
Segall Bryant & Hamill All Cap Fund	28,059,562	37,634,874
Segall Bryant & Hamill Emerging Markets Fund	23,054,540	25,099,091
Segall Bryant & Hamill International Small Cap Fund	73,447,266	86,265,294
Segall Bryant & Hamill Fundamental International Small Cap Fund	23,561,705	24,384,898
Segall Bryant & Hamill Global All Cap Fund	4,875,358	8,908,786
Segall Bryant & Hamill Workplace Equality Fund	6,239,662	5,808,403
Segall Bryant & Hamill Short Term Plus Fund	5,813,940	12,637,040
Segall Bryant & Hamill Plus Bond Fund	147,542,862	244,087,962
Segall Bryant & Hamill Quality High Yield Fund	5,934,160	13,051,090
Segall Bryant & Hamill Municipal Opportunities Fund	210,471,373	195,206,442
Segall Bryant & Hamill Colorado Tax Free Fund	81,970,419	133,533,200

	Purchase of	Proceeds from
	Long Term U.S.	Sales of Long Term
	Government	U.S. Government
Fund	Obligations	Obligations
Segall Bryant & Hamill Short Term Plus Fund	$835,172	$300,000
Segall Bryant & Hamill Plus Bond Fund	—	15,377,424
Segall Bryant & Hamill Municipal Opportunities Fund	17,681,269	8,231,387

10. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

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Intentionally Left Blank

Segall Bryant & Hamill Trustees and Officers:
Janice M. Teague, Chair
Thomas J. Abood, Trustee
John A. DeTore, Trustee
Rick A. Pederson, Trustee
James A. Smith, Trustee
Lloyd “Chip” Voneiff, Trustee
Philip L. Hildebrandt, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Jennifer L. Leamer, Asst. Treasurer
Maggie Bull, Secretary

A description of the policies and procedures that Segall Bryant & Hamill Funds uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling toll-free (800) 392-2673; (ii) on the Funds’ website, www.sbhfunds.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days after each fiscal quarter-end. Copies of the Segall Bryant & Hamill Funds exhibits to Form N-PORT are available without a charge, upon request, by contacting Segall Bryant & Hamill Funds toll-free at (800) 392-2673 and on the SEC’s website at www.sec.gov.

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL FUNDS, PLEASE CONTACT:

Segall Bryant & Hamill Funds | 225 Pictoria Drive, Suite 450 | Cincinnati, Ohio 45246
Individual Investors: (800) 392-2673 | Financial Advisors: (800) 734-9738 | www.sbhfunds.com

This report has been prepared for Segall Bryant & Hamill Funds shareholders and may be distributed to others only if preceded or accompanied by a prospectus. Funds distributed by Ultimus Fund Distributors, LLC

SBH-SAR-22

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of this form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “1940 Act”) (17 CFR 270.30a-3(e)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) of 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270-30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEGALL BRYANT & HAMILL TRUST

By (Signature and Title)*	/s/ Philip L. Hildebrandt
Philip L. Hildebrandt, President/Principal Executive Officer
Date	September 07, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip L. Hildebrandt
Philip L. Hildebrandt, President/Principal Executive Officer

Date	September 07, 2022

By (Signature and Title)*	/s/ Jasper R. Frontz
Jasper R. Frontz, Treasurer/Principal Financial Officer

Date	September 07, 2022

* Print the name and title of each signing officer under his or her signature.